Due to size constraints, this filing is being made in 4 related submissions. This submission is the fourth of the 4 related submissions. The accession numbers of the previous related submissions are as follows:

0001140361-11-023417
0001140361-11-023421
0001140361-11-023424

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.10%
(Contracts issued between September 22, 2003 and May 2, 2004)

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division305

Accumulation unit value:
Beginning of period	$15.90	$12.01	$19.92	$20.02	$18.02	$17.62	$16.52	N/A	N/A
End of period	$17.59	$15.90	$12.01	$19.92	$20.02	$18.02	$17.62	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	4,049	6,658	6,658	N/A	N/A

JNL/Eagle SmallCap Equity Division305

Accumulation unit value:
Beginning of period	$21.92	$16.35	$26.79	$24.17	$20.35	$20.07	$17.71	N/A	N/A
End of period	$29.40	$21.92	$16.35	$26.79	$24.17	$20.35	$20.07	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	687	1,129	1,129	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division305

Accumulation unit value:
Beginning of period	$22.58	$20.00	$21.33	$20.15	$19.46	$19.18	$17.86	N/A	N/A
End of period	$24.04	$22.58	$20.00	$21.33	$20.15	$19.46	$19.18	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	3,406	5,600	5,600	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division305

Accumulation unit value:
Beginning of period	$11.09	$9.02	$14.63	$12.78	$11.98	$11.29	$10.81	N/A	N/A
End of period	$12.87	$11.09	$9.02	$14.63	$12.78	$11.98	$11.29	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,251	3,701	3,701	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division305

Accumulation unit value:
Beginning of period	$12.80	$9.94	$18.11	$16.35	$12.53	$10.68	$9.12	N/A	N/A
End of period	$13.62	$12.80	$9.94	$18.11	$16.35	$12.53	$10.68	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	4,003	6,582	6,582	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division305

Accumulation unit value:
Beginning of period	$17.24	$12.48	$20.67	$21.46	$18.94	$17.60	$15.48	N/A	N/A
End of period	$20.98	$17.24	$12.48	$20.67	$21.46	$18.94	$17.60	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	786	1,292	1,292	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002
JNL/MCM Bond Index Division305

Accumulation unit value:
Beginning of period	$13.07	$12.50	$12.19	$11.58	$11.30	$11.21	$10.75	N/A	N/A
End of period	$13.69	$13.07	$12.50	$12.19	$11.58	$11.30	$11.21	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,131	1,860	1,860	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 500 Index Division305

Accumulation unit value:
Beginning of period	$9.94	$7.97	$12.93	$12.46	$10.95	$10.61	$9.90	N/A	N/A
End of period	$11.25	$9.94	$7.97	$12.93	$12.46	$10.95	$10.61	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,228	2,020	2,020	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division305

Accumulation unit value:
Beginning of period	$12.65	$9.18	$15.69	$14.92	$12.90	$11.46	$9.93	N/A	N/A
End of period	$14.44	$12.65	$9.18	$15.69	$14.92	$12.90	$11.46	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,449	4,026	4,026	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division305

Accumulation unit value:
Beginning of period	$17.92	$15.70	$15.81	$14.77	$14.43	$14.26	$13.62	N/A	N/A
End of period	$19.07	$17.92	$15.70	$15.81	$14.77	$14.43	$14.26	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	4,466	7,344	7,344	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America High Yield Bond Division372

Accumulation unit value:
Beginning of period	$14.23	$9.83	$14.36	$14.68	$13.43	$13.35	$12.97	N/A	N/A
End of period	$16.28	$14.23	$9.83	$14.36	$14.68	$13.43	$13.35	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,474	2,423	2,423	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division305

Accumulation unit value:
Beginning of period	$18.26	$14.89	$22.59	$21.18	$17.71	$16.56	$15.04	N/A	N/A
End of period	$20.54	$18.26	$14.89	$22.59	$21.18	$17.71	$16.56	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,022	3,325	3,325	N/A	N/A

JNL/T.Rowe Price Established Growth Division305

Accumulation unit value:
Beginning of period	$27.37	$19.28	$34.11	$31.32	$27.85	$26.54	$24.67	N/A	N/A
End of period	$31.61	$27.37	$19.28	$34.11	$31.32	$27.85	$26.54	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,959	4,865	4,865	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division305

Accumulation unit value:
Beginning of period	$40.60	$27.95	$47.62	$41.08	$38.89	$34.46	$30.78	N/A	N/A
End of period	$51.34	$40.60	$27.95	$47.62	$41.08	$38.89	$34.46	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	988	1,625	1,625	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Value Division305

Accumulation unit value:
Beginning of period	$13.30	$9.81	$16.66	$16.71	$14.07	$13.41	$12.05	N/A	N/A
End of period	$15.25	$13.30	$9.81	$16.66	$16.71	$14.07	$13.41	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	5,047	8,298	8,298	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.92%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.60	$6.53	$13.65	$11.42	N/A	N/A	N/A	N/A	N/A
End of period	$11.07	$9.60	$6.53	$13.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,291	91,021	119,827	148,573	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division163

Accumulation unit value:
Beginning of period	$10.45	$8.70	$12.37	$11.68	$10.75	$9.95	$9.27	$8.92	N/A
End of period	$11.18	$10.45	$8.70	$12.37	$11.68	$10.75	$9.95	$9.27	N/A
Accumulation units outstanding at the end of period	810	6,743	8,235	8,068	11,752	12,434	12,969	3,044	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
U.S. Growth Equity Division206
Accumulation unit value:
Beginning of period	$21.61	$16.34	$28.17	$26.17	$25.51	$24.84	$22.67	$22.65	N/A
End of period	$23.88	$21.61	$16.34	$28.17	$26.17	$25.51	$24.84	$22.67	N/A
Accumulation units outstanding at the end of period	201	1,375	280	786	186	507	633	95	N/A

JNL/Eagle Core Equity Division160

Accumulation unit value:
Beginning of period	$14.25	$10.86	$18.16	$18.40	$16.70	$16.46	$15.78	$14.89	N/A
End of period	$15.64	$14.25	$10.86	$18.16	$18.40	$16.70	$16.46	$15.78	N/A
Accumulation units outstanding at the end of period	3,882	8,176	10,127	9,605	9,593	9,040	8,226	4,072	N/A

JNL/Eagle SmallCap Equity Division275

Accumulation unit value:
Beginning of period	$19.65	$14.78	$24.42	$22.21	$18.85	$18.74	$17.27	N/A	N/A
End of period	$26.15	$19.65	$14.78	$24.42	$22.21	$18.85	$18.74	N/A	N/A
Accumulation units outstanding at the end of period	-	951	1,086	1,095	1,072	1,044	1,044	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	$7.39	$5.75	$9.88	$10.36	N/A	N/A	N/A	N/A	N/A
End of period	$7.76	$7.39	$5.75	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,644	14,179	14,332	30,957	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	$9.73	$7.46	$10.83	$10.85	N/A	N/A	N/A	N/A	N/A
End of period	$10.75	$9.73	$7.46	$10.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	47,704	48,299	95,813	139,871	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	$7.45	$5.99	$9.84	$10.37	N/A	N/A	N/A	N/A	N/A
End of period	$8.15	$7.45	$5.99	$9.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,555	14,050	14,199	30,813	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division651
Accumulation unit value:
Beginning of period	$9.95	$7.60	$11.58	$12.58	$11.50	N/A	N/A	N/A	N/A
End of period	$12.38	$9.95	$7.60	$11.58	$12.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	135	150	235	-	1,977	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division151

Accumulation unit value:
Beginning of period	$20.03	$17.89	$19.23	$18.32	$17.84	$17.72	$16.89	$16.57	N/A
End of period	$21.15	$20.03	$17.89	$19.23	$18.32	$17.84	$17.72	$16.89	N/A
Accumulation units outstanding at the end of period	4,718	6,813	9,508	9,796	10,692	11,150	11,939	4,750	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division583

Accumulation unit value:
Beginning of period	$10.50	$8.07	$12.87	$12.77	$11.25	$10.99	N/A	N/A	N/A
End of period	$12.82	$10.50	$8.07	$12.87	$12.77	$11.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	126	139	155	1,668	-	3,742	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division599

Accumulation unit value:
Beginning of period	$10.57	$8.13	$12.89	$15.46	$11.55	$10.83	N/A	N/A	N/A
End of period	$12.15	$10.57	$8.13	$12.89	$15.46	$11.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	924	28	28	29	-	-	N/A	N/A	N/A
JNL/Invesco International Growth Division213

Accumulation unit value:
Beginning of period	$14.04	$10.45	$18.03	$16.75	$13.92	$12.82	$11.67	N/A	N/A
End of period	$15.47	$14.04	$10.45	$18.03	$16.75	$13.92	$12.82	N/A	N/A
Accumulation units outstanding at the end of period	2,815	5,264	6,190	5,968	1,158	1,059	1,569	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division163

Accumulation unit value:
Beginning of period	$10.37	$8.50	$13.91	$12.25	$11.57	$11.00	$10.20	$9.84	N/A
End of period	$11.94	$10.37	$8.50	$13.91	$12.25	$11.57	$11.00	$10.20	N/A
Accumulation units outstanding at the end of period	302	5,218	5,107	4,966	7,303	8,544	10,163	2,990	N/A

JNL/Invesco Small Cap Growth Division169

Accumulation unit value:
Beginning of period	$11.97	$9.05	$15.31	$14.02	$12.48	$11.73	$11.19	$10.82	N/A
End of period	$14.82	$11.97	$9.05	$15.31	$14.02	$12.48	$11.73	$11.19	N/A
Accumulation units outstanding at the end of period	4,013	7,192	7,596	11,460	24,389	27,157	35,417	10,371	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division421

Accumulation unit value:
Beginning of period	$11.62	$9.10	$16.71	$15.21	$11.75	$10.10	$9.75	N/A	N/A
End of period	$12.26	$11.62	$9.10	$16.71	$15.21	$11.75	$10.10	N/A	N/A
Accumulation units outstanding at the end of period	4,980	5,554	8,099	9,091	4,031	646	647	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	$18.52	$13.20	$24.23	$25.83	N/A	N/A	N/A	N/A	N/A
End of period	$22.81	$18.52	$13.20	$24.23	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	43,429	76,621	-	6,915	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division160
Accumulation unit value:
Beginning of period	$16.72	$16.44	$15.73	$15.08	$14.88	$14.82	$14.55	$14.37	N/A
End of period	$17.61	$16.72	$16.44	$15.73	$15.08	$14.88	$14.82	$14.55	N/A
Accumulation units outstanding at the end of period	4,034	3,760	18,724	4,406	4,257	4,254	4,154	1,558	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division685

Accumulation unit value:
Beginning of period	$11.58	$6.87	$14.03	$10.85	$10.00	N/A	N/A	N/A	N/A
End of period	$13.85	$11.58	$6.87	$14.03	$10.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	58,887	1,476	2,700	6,546	1,821	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division163

Accumulation unit value:
Beginning of period	$15.64	$11.42	$19.07	$19.96	$17.76	$16.64	$13.60	$12.86	N/A
End of period	$18.89	$15.64	$11.42	$19.07	$19.96	$17.76	$16.64	$13.60	N/A
Accumulation units outstanding at the end of period	4,835	7,432	7,570	11,532	21,422	23,663	30,134	7,424	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division683

Accumulation unit value:
Beginning of period	$11.12	$7.41	$11.66	$12.24	$11.73	N/A	N/A	N/A	N/A
End of period	$13.40	$11.12	$7.41	$11.66	$12.24	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	50,119	3,626	4,498	5,191	108,515	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division151

Accumulation unit value:
Beginning of period	$12.25	$11.81	$11.61	$11.12	$10.94	$10.94	$10.76	$10.81	N/A
End of period	$12.72	$12.25	$11.81	$11.61	$11.12	$10.94	$10.94	$10.76	N/A
Accumulation units outstanding at the end of period	7,615	7,821	8,012	9,119	10,236	9,662	9,628	1,433	N/A

JNL/MCM Communications Sector Division239

Accumulation unit value:
Beginning of period	$4.38	$3.56	$6.00	$5.87	$4.39	$4.44	$4.21	N/A	N/A
End of period	$5.27	$4.38	$3.56	$6.00	$5.87	$4.39	$4.44	N/A	N/A
Accumulation units outstanding at the end of period	9,446	9,489	9,538	9,582	11,782	12,385	12,182	N/A	N/A

JNL/MCM Consumer Brands Sector Division311

Accumulation unit value:
Beginning of period	$8.99	$6.89	$10.22	$11.30	$10.16	$10.61	$9.83	N/A	N/A
End of period	$10.83	$8.99	$6.89	$10.22	$11.30	$10.16	$10.61	N/A	N/A
Accumulation units outstanding at the end of period	325	325	326	326	326	326	327	N/A	N/A

JNL/MCM Dow Dividend Division953

Accumulation unit value:
Beginning of period	$6.09	$5.16	$10.39	$11.03	N/A	N/A	N/A	N/A	N/A
End of period	$6.70	$6.09	$5.16	$10.39	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38	38	39	26,639	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division239

Accumulation unit value:
Beginning of period	$6.54	$5.62	$11.61	$14.32	$12.30	$11.82	$11.20	N/A	N/A
End of period	$7.28	$6.54	$5.62	$11.61	$14.32	$12.30	$11.82	N/A	N/A
Accumulation units outstanding at the end of period	297	297	298	298	298	496	496	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division275

Accumulation unit value:
Beginning of period	$10.90	$9.19	$12.20	$11.56	$11.09	$10.50	$10.84	N/A	N/A
End of period	$11.11	$10.90	$9.19	$12.20	$11.56	$11.09	$10.50	N/A	N/A
Accumulation units outstanding at the end of period	2,621	3,006	58,180	3,084	1,962	1,299	634	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division151

Accumulation unit value:
Beginning of period	$14.10	$11.12	$19.86	$18.34	$14.89	$13.39	$11.42	$10.10	N/A
End of period	$14.78	$14.10	$11.12	$19.86	$18.34	$14.89	$13.39	$11.42	N/A
Accumulation units outstanding at the end of period	3,884	4,757	5,100	20,480	6,274	6,701	6,229	1,684	N/A

JNL/MCM JNL 5 Division444

Accumulation unit value:
Beginning of period	$9.42	$7.73	$13.72	$13.79	$11.83	$10.49	N/A	N/A	N/A
End of period	$10.82	$9.42	$7.73	$13.72	$13.79	$11.83	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,944	31,223	41,366	53,343	5,708	3,778	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$8.51	$6.30	$11.92	$10.63	N/A	N/A	N/A	N/A	N/A
End of period	$9.49	$8.51	$6.30	$11.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	62	63	64	79,620	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division953

Accumulation unit value:
Beginning of period	$9.52	$7.24	$12.61	$12.23	N/A	N/A	N/A	N/A	N/A
End of period	$10.94	$9.52	$7.24	$12.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,252	1,252	1,252	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division280

Accumulation unit value:
Beginning of period	$25.69	$21.81	$35.78	$26.96	$22.75	$16.95	$13.93	N/A	N/A
End of period	$30.02	$25.69	$21.81	$35.78	$26.96	$22.75	$16.95	N/A	N/A
Accumulation units outstanding at the end of period	3,335	5,126	6,749	14,970	14,431	12,771	2,732	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division151

Accumulation unit value:
Beginning of period	$13.09	$9.66	$15.78	$14.97	$13.92	$12.67	$11.15	$10.13	N/A
End of period	$16.15	$13.09	$9.66	$15.78	$14.97	$13.92	$12.67	$11.15	N/A
Accumulation units outstanding at the end of period	30,445	6,294	6,500	6,650	8,143	9,178	9,369	1,685	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 500 Index Division151

Accumulation unit value:
Beginning of period	$9.31	$7.53	$12.31	$11.97	$10.60	$10.35	$9.59	$8.80	N/A
End of period	$10.45	$9.31	$7.53	$12.31	$11.97	$10.60	$10.35	$9.59	N/A
Accumulation units outstanding at the end of period	17,371	21,324	12,956	13,904	16,174	17,248	16,639	2,766	N/A

JNL/MCM S&P SMid 60 Division863

Accumulation unit value:
Beginning of period	$9.56	$6.03	$8.81	$10.18	N/A	N/A	N/A	N/A	N/A
End of period	$11.32	$9.56	$6.03	$8.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45,400	89,002	79,840	1,913	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division802

Accumulation unit value:
Beginning of period	$10.95	$10.64	$18.09	$20.27	N/A	N/A	N/A	N/A	N/A
End of period	$12.38	$10.95	$10.64	$18.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,718	5,288	4,730	4,474	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division151

Accumulation unit value:
Beginning of period	$11.72	$9.38	$14.69	$15.30	$13.27	$12.98	$11.27	$10.16	N/A
End of period	$14.52	$11.72	$9.38	$14.69	$15.30	$13.27	$12.98	$11.27	N/A
Accumulation units outstanding at the end of period	6,787	12,680	70,286	2,740	4,370	5,061	5,226	1,567	N/A

JNL/MCM Technology Sector Division245

Accumulation unit value:
Beginning of period	$6.03	$3.75	$6.76	$6.02	$5.61	$5.58	$5.62	N/A	N/A
End of period	$6.63	$6.03	$3.75	$6.76	$6.02	$5.61	$5.58	N/A	N/A
Accumulation units outstanding at the end of period	3,204	195,684	-	-	4,139	4,531	4,488	N/A	N/A

JNL/MCM Value Line 30 Division953

Accumulation unit value:
Beginning of period	$10.22	$9.09	$17.63	$17.72	N/A	N/A	N/A	N/A	N/A
End of period	$12.28	$10.22	$9.09	$17.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	107	1,013	126,638	220,736	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division163

Accumulation unit value:
Beginning of period	$11.78	$8.62	$14.85	$14.24	$12.41	$11.12	$9.61	$8.97	N/A
End of period	$13.34	$11.78	$8.62	$14.85	$14.24	$12.41	$11.12	$9.61	N/A
Accumulation units outstanding at the end of period	284	4,173	7,107	7,200	4,241	10,613	5,553	3,189	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.41	$4.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.48	$7.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,801	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.83	$10.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.50	$11.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,646	8,237	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division151

Accumulation unit value:
Beginning of period	$16.27	$14.36	$14.58	$13.73	$13.53	$13.48	$13.16	$13.16	N/A
End of period	$17.17	$16.27	$14.36	$14.58	$13.73	$13.53	$13.48	$13.16	N/A
Accumulation units outstanding at the end of period	18,061	27,044	23,819	27,293	42,689	43,191	28,912	14,332	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America High Yield Bond Division372

Accumulation unit value:
Beginning of period	$12.91	$9.00	$13.25	$13.66	$12.60	$12.63	$12.29	N/A	N/A
End of period	$14.65	$12.91	$9.00	$13.25	$13.66	$12.60	$12.63	N/A	N/A
Accumulation units outstanding at the end of period	1,926	7,538	9,374	9,665	9,576	10,696	30,209	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	$8.12	$6.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.33	$8.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	4,951	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division161

Accumulation unit value:
Beginning of period	$14.63	$10.32	$19.92	$21.52	$19.41	$18.86	$17.51	$16.53	N/A
End of period	$16.86	$14.63	$10.32	$19.92	$21.52	$19.41	$18.86	$17.51	N/A
Accumulation units outstanding at the end of period	-	954	1,152	1,330	1,470	1,625	2,329	2,639	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	$9.71	$7.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.73	$9.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	81,624	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Aggressive Growth Division173

Accumulation unit value:
Beginning of period	$12.14	$9.44	$15.82	$14.77	$13.03	$12.24	$11.08	$10.60	N/A
End of period	$13.94	$12.14	$9.44	$15.82	$14.77	$13.03	$12.24	$11.08	N/A
Accumulation units outstanding at the end of period	38,760	59,230	66,325	71,440	118,372	170,530	250,136	19,848	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	$10.90	$9.78	$11.04	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.62	$10.90	$9.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,354	14,101	14,101	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division151

Accumulation unit value:
Beginning of period	$12.50	$9.95	$15.69	$14.71	$13.14	$12.47	$11.41	$10.67	N/A
End of period	$14.24	$12.50	$9.95	$15.69	$14.71	$13.14	$12.47	$11.41	N/A
Accumulation units outstanding at the end of period	22,185	93,504	94,536	95,311	97,633	107,914	110,785	10,022	N/A

JNL/S&P Managed Moderate Division513

Accumulation unit value:
Beginning of period	$11.12	$9.55	$12.37	$11.70	$10.81	$10.35	N/A	N/A	N/A
End of period	$12.14	$11.12	$9.55	$12.37	$11.70	$10.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	949	14,745	6,346	10,988	1,176	1,124	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division164

Accumulation unit value:
Beginning of period	$12.84	$10.60	$14.90	$13.98	$12.71	$12.17	$11.32	$10.84	N/A
End of period	$14.25	$12.84	$10.60	$14.90	$13.98	$12.71	$12.17	$11.32	N/A
Accumulation units outstanding at the end of period	2,957	26,552	31,693	63,229	45,270	56,700	49,555	20,113	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$8.90	$6.35	$9.67	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.61	$8.90	$6.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	104,405	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division160

Accumulation unit value:
Beginning of period	$24.29	$20.69	$26.60	$25.23	$22.63	$21.90	$20.14	$19.05	N/A
End of period	$26.41	$24.29	$20.69	$26.60	$25.23	$22.63	$21.90	$20.14	N/A
Accumulation units outstanding at the end of period	1,168	3,018	4,445	4,737	5,815	5,876	5,952	3,555	N/A

JNL/Select Money Market Division168

Accumulation unit value:
Beginning of period	$12.16	$12.38	$12.35	$12.02	$11.72	$11.64	$11.77	$11.80	N/A
End of period	$11.93	$12.16	$12.38	$12.35	$12.02	$11.72	$11.64	$11.77	N/A
Accumulation units outstanding at the end of period	7,662	17,791	19,278	39,366	762	769	1,766	-	N/A

JNL/Select Value Division157

Accumulation unit value:
Beginning of period	$17.21	$14.15	$21.64	$20.46	$17.25	$16.25	$14.44	$13.12	N/A
End of period	$19.20	$17.21	$14.15	$21.64	$20.46	$17.25	$16.25	$14.44	N/A
Accumulation units outstanding at the end of period	715	2,615	2,696	3,963	2,743	3,896	3,937	2,853	N/A

JNL/T.Rowe Price Established Growth Division151

Accumulation unit value:
Beginning of period	$24.27	$17.24	$30.75	$28.47	$25.53	$24.53	$22.75	$20.94	N/A
End of period	$27.80	$24.27	$17.24	$30.75	$28.47	$25.53	$24.53	$22.75	N/A
Accumulation units outstanding at the end of period	4,691	8,270	9,453	8,944	5,814	5,901	5,093	2,804	N/A

JNL/T.Rowe Price Mid-Cap Growth Division161

Accumulation unit value:
Beginning of period	$36.01	$25.00	$42.93	$37.34	$35.64	$31.84	$27.50	$26.11	N/A
End of period	$45.16	$36.01	$25.00	$42.93	$37.34	$35.64	$31.84	$27.50	N/A
Accumulation units outstanding at the end of period	11,756	21,660	8,191	38,329	12,486	14,610	18,135	6,757	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$10.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,808	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Value Division163

Accumulation unit value:
Beginning of period	$12.29	$9.14	$15.65	$15.82	$13.44	$12.90	$11.42	$10.53	N/A
End of period	$13.97	$12.29	$9.14	$15.65	$15.82	$13.44	$12.90	$11.42	N/A
Accumulation units outstanding at the end of period	5,898	11,160	15,804	15,628	12,654	12,570	11,479	4,657	N/A

Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division1279
Accumulation unit value:
Beginning of period	$8.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	177	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division1279

Accumulation unit value:
Beginning of period	$8.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	352	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,060	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division51

Accumulation unit value:
Beginning of period	$9.93	$8.31	$11.88	$11.27	$10.43	$9.71	$9.09	$8.19	$8.17
End of period	$10.57	$9.93	$8.31	$11.88	$11.27	$10.43	$9.71	$9.09	$8.19
Accumulation units outstanding at the end of period	3,631	3,147	3,635	1,558	1,621	1,680	1,745	-	-

JNL/Capital Guardian
Global Diversified Research Division389
Accumulation unit value:
Beginning of period	$20.55	$15.24	$27.15	$23.07	$20.86	$20.97	$19.59	N/A	N/A
End of period	$22.42	$20.55	$15.24	$27.15	$23.07	$20.86	$20.97	N/A	N/A
Accumulation units outstanding at the end of period	5,298	5,152	5,283	6,002	6,181	6,382	848	N/A	N/A
JNL/Capital Guardian
U.S. Growth Equity Division389
Accumulation unit value:
Beginning of period	$19.99	$15.20	$26.34	$24.61	$24.11	$23.60	$21.91	N/A	N/A
End of period	$21.98	$19.99	$15.20	$26.34	$24.61	$24.11	$23.60	N/A	N/A
Accumulation units outstanding at the end of period	10,729	10,880	11,051	12,844	12,799	12,525	1,504	N/A	N/A

JNL/Eagle Core Equity Division465

Accumulation unit value:
Beginning of period	$13.28	$10.17	$17.10	$17.42	$15.89	$15.58	N/A	N/A	N/A
End of period	$14.50	$13.28	$10.17	$17.10	$17.42	$15.89	N/A	N/A	N/A
Accumulation units outstanding at the end of period	797	793	814	770	758	709	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division143

Accumulation unit value:
Beginning of period	$18.31	$13.85	$23.00	$21.03	$17.95	$17.94	$15.48	$15.13	N/A
End of period	$24.24	$18.31	$13.85	$23.00	$21.03	$17.95	$17.94	$15.48	N/A
Accumulation units outstanding at the end of period	2,179	2,615	2,352	1,917	1,960	2,073	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.60	$4.43	$9.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.76	$6.60	$4.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,786	1,355	1,407	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division616
Accumulation unit value:
Beginning of period	$9.71	$7.45	$11.42	$12.47	$10.85	$11.10	N/A	N/A	N/A
End of period	$12.02	$9.71	$7.45	$11.42	$12.47	$10.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	318	-	271	-	90	14	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division79

Accumulation unit value:
Beginning of period	$18.54	$16.64	$17.98	$17.22	$16.86	$16.84	$16.14	$15.29	N/A
End of period	$19.47	$18.54	$16.64	$17.98	$17.22	$16.86	$16.84	$16.14	N/A
Accumulation units outstanding at the end of period	-	-	-	262	251	36	-	-	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	$11.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	262	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division518

Accumulation unit value:
Beginning of period	$10.25	$7.92	$12.69	$12.66	$11.21	$10.46	N/A	N/A	N/A
End of period	$12.44	$10.25	$7.92	$12.69	$12.66	$11.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,355	3,253	3,280	3,430	3,169	3,198	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	$7.85	$6.44	$9.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.33	$7.85	$6.44	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,865	1,132	1,099	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division616

Accumulation unit value:
Beginning of period	$10.31	$7.97	$12.70	$15.32	$11.51	$11.51	N/A	N/A	N/A
End of period	$11.78	$10.31	$7.97	$12.70	$15.32	$11.51	N/A	N/A	N/A
Accumulation units outstanding at the end of period	410	411	412	412	498	13	N/A	N/A	N/A

JNL/Invesco International Growth Division518

Accumulation unit value:
Beginning of period	$12.99	$9.72	$16.86	$15.74	$13.16	$11.75	N/A	N/A	N/A
End of period	$14.24	$12.99	$9.72	$16.86	$15.74	$13.16	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,828	2,818	2,815	2,816	2,939	2,503	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division100

Accumulation unit value:
Beginning of period	$9.93	$8.19	$13.46	$11.92	$11.32	$10.82	$10.08	$9.03	N/A
End of period	$11.37	$9.93	$8.19	$13.46	$11.92	$11.32	$10.82	$10.08	N/A
Accumulation units outstanding at the end of period	2,495	2,372	2,420	1,664	1,581	1,533	-	-	N/A

JNL/Invesco Small Cap Growth Division100

Accumulation unit value:
Beginning of period	$11.47	$8.72	$14.82	$13.64	$12.21	$11.54	$11.07	$9.44	N/A
End of period	$14.12	$11.47	$8.72	$14.82	$13.64	$12.21	$11.54	$11.07	N/A
Accumulation units outstanding at the end of period	2,979	3,084	3,119	3,104	3,128	3,164	-	-	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	$10.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	964	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division389

Accumulation unit value:
Beginning of period	$10.91	$8.59	$15.86	$14.51	$11.27	$9.74	$8.81	N/A	N/A
End of period	$11.45	$10.91	$8.59	$15.86	$14.51	$11.27	$9.74	N/A	N/A
Accumulation units outstanding at the end of period	7,257	7,722	7,246	10,250	8,664	9,382	1,844	N/A	N/A

JNL/JPMorgan MidCap Growth Division410

Accumulation unit value:
Beginning of period	$17.13	$12.28	$22.66	$21.51	$19.67	$18.99	$18.30	N/A	N/A
End of period	$21.00	$17.13	$12.28	$22.66	$21.51	$19.67	$18.99	N/A	N/A
Accumulation units outstanding at the end of period	345	362	375	404	420	435	452	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division46
Accumulation unit value:
Beginning of period	$15.48	$15.29	$14.71	$14.17	$14.07	$14.08	$13.90	$14.08	$13.78
End of period	$16.21	$15.48	$15.29	$14.71	$14.17	$14.07	$14.08	$13.90	$14.08
Accumulation units outstanding at the end of period	-	189	144	-	-	-	-	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.36	$6.78	$13.83	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.51	$11.36	$6.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	860	805	829	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division23

Accumulation unit value:
Beginning of period	$14.69	$10.78	$18.10	$19.05	$17.04	$16.05	$13.19	$10.49	$9.26
End of period	$17.65	$14.69	$10.78	$18.10	$19.05	$17.04	$16.05	$13.19	$10.49
Accumulation units outstanding at the end of period	5,711	6,351	6,927	7,486	7,755	7,844	949	-	-

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	$11.14	$7.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.31	$11.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	291	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division683

Accumulation unit value:
Beginning of period	$10.52	$7.05	$11.15	$11.76	$11.31	N/A	N/A	N/A	N/A
End of period	$12.61	$10.52	$7.05	$11.15	$11.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,119	1,227	1,921	1,966	4,613	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$11.74	$11.38	$11.25	$10.86	N/A	N/A	N/A	N/A	N/A
End of period	$12.13	$11.74	$11.38	$11.25	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	241	208	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division331

Accumulation unit value:
Beginning of period	$8.51	$6.55	$9.77	$10.87	$9.81	$10.31	$10.31	N/A	N/A
End of period	$10.19	$8.51	$6.55	$9.77	$10.87	$9.81	$10.31	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division331

Accumulation unit value:
Beginning of period	$10.31	$8.74	$11.66	$11.11	$10.71	$10.20	$10.20	N/A	N/A
End of period	$10.45	$10.31	$8.74	$11.66	$11.11	$10.71	$10.20	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division142

Accumulation unit value:
Beginning of period	$13.52	$10.72	$19.24	$17.86	$14.58	$13.18	$11.31	$9.83	N/A
End of period	$14.09	$13.52	$10.72	$19.24	$17.86	$14.58	$13.18	$11.31	N/A
Accumulation units outstanding at the end of period	15,087	14,528	13,247	15,140	16,200	18,018	1,360	-	N/A

JNL/MCM JNL 5 Division437

Accumulation unit value:
Beginning of period	$9.16	$7.56	$13.48	$13.62	$11.75	$10.51	N/A	N/A	N/A
End of period	$10.47	$9.16	$7.56	$13.48	$13.62	$11.75	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,831	20,387	21,211	30,135	17,834	19,156	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	$8.35	$6.21	$11.81	$10.62	N/A	N/A	N/A	N/A	N/A
End of period	$9.26	$8.35	$6.21	$11.81	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	107	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM Oil & Gas Sector Division407

Accumulation unit value:
Beginning of period	$24.29	$20.73	$34.19	$25.90	$21.98	$16.46	$16.46	N/A	N/A
End of period	$28.23	$24.29	$20.73	$34.19	$25.90	$21.98	$16.46	N/A	N/A
Accumulation units outstanding at the end of period	406	207	314	679	332	130	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division123

Accumulation unit value:
Beginning of period	$12.54	$9.31	$15.29	$14.58	$13.63	$12.47	$11.04	$9.51	N/A
End of period	$15.40	$12.54	$9.31	$15.29	$14.58	$13.63	$12.47	$11.04	N/A
Accumulation units outstanding at the end of period	6,391	7,272	6,639	7,173	7,410	7,753	1,429	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 500 Index Division123

Accumulation unit value:
Beginning of period	$8.92	$7.26	$11.93	$11.66	$10.38	$10.19	$9.49	$8.48	N/A
End of period	$9.96	$8.92	$7.26	$11.93	$11.66	$10.38	$10.19	$9.49	N/A
Accumulation units outstanding at the end of period	30,800	32,122	24,376	34,337	35,331	35,503	4,313	-	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division802

Accumulation unit value:
Beginning of period	$10.36	$10.12	$17.30	$19.48	N/A	N/A	N/A	N/A	N/A
End of period	$11.64	$10.36	$10.12	$17.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	364	998	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division46

Accumulation unit value:
Beginning of period	$11.23	$9.04	$14.23	$14.90	$13.00	$12.78	$11.15	$7.84	$8.32
End of period	$13.85	$11.23	$9.04	$14.23	$14.90	$13.00	$12.78	$11.15	$7.84
Accumulation units outstanding at the end of period	20,245	22,532	7,331	7,377	7,489	7,952	1,389	-	-

JNL/MCM Technology Sector Division389

Accumulation unit value:
Beginning of period	$5.70	$3.57	$6.46	$5.78	$5.42	$5.42	$5.02	N/A	N/A
End of period	$6.24	$5.70	$3.57	$6.46	$5.78	$5.42	$5.42	N/A	N/A
Accumulation units outstanding at the end of period	16,579	17,904	20,404	22,319	23,202	22,836	3,281	N/A	N/A

JNL/MCM Value Line 30 Division953

Accumulation unit value:
Beginning of period	$9.94	$8.89	$17.33	$17.43	N/A	N/A	N/A	N/A	N/A
End of period	$11.88	$9.94	$8.89	$17.33	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,185	2,053	1,811	2,382	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division46

Accumulation unit value:
Beginning of period	$11.26	$8.27	$14.34	$13.82	$12.11	$10.91	$9.48	$6.91	$7.37
End of period	$12.67	$11.26	$8.27	$14.34	$13.82	$12.11	$10.91	$9.48	$6.91
Accumulation units outstanding at the end of period	9,942	10,485	10,951	12,168	12,541	13,423	2,424	-	-

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	$7.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,248	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	$11.64	$10.18	$11.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.24	$11.64	$10.18	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	263	179	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division23

Accumulation unit value:
Beginning of period	$15.28	$13.56	$13.84	$13.11	$12.98	$13.00	$12.76	$12.48	$12.23
End of period	$16.04	$15.28	$13.56	$13.84	$13.11	$12.98	$13.00	$12.76	$12.48
Accumulation units outstanding at the end of period	870	994	956	723	726	729	640	-	-

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America High Yield Bond Division372

Accumulation unit value:
Beginning of period	$12.13	$8.50	$12.57	$13.03	$12.08	$12.18	$11.86	N/A	N/A
End of period	$13.69	$12.13	$8.50	$12.57	$13.03	$12.08	$12.18	N/A	N/A
Accumulation units outstanding at the end of period	787	415	602	796	633	643	207	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Aggressive Growth Division372

Accumulation unit value:
Beginning of period	$11.40	$8.92	$15.02	$14.10	$12.51	$11.81	$11.81	N/A	N/A
End of period	$13.03	$11.40	$8.92	$15.02	$14.10	$12.51	$11.81	N/A	N/A
Accumulation units outstanding at the end of period	539	541	542	2,550	2,683	2,830	-	N/A	N/A

JNL/S&P Managed Conservative Division475

Accumulation unit value:
Beginning of period	$10.60	$9.57	$11.37	$10.96	$10.42	$10.19	N/A	N/A	N/A
End of period	$11.24	$10.60	$9.57	$11.37	$10.96	$10.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Growth Division122

Accumulation unit value:
Beginning of period	$11.74	$9.40	$14.90	$14.05	$12.61	$12.03	$11.07	$10.04	N/A
End of period	$13.31	$11.74	$9.40	$14.90	$14.05	$12.61	$12.03	$11.07	N/A
Accumulation units outstanding at the end of period	5,156	5,266	5,727	38,653	40,850	42,685	1,920	-	N/A

JNL/S&P Managed Moderate Division553

Accumulation unit value:
Beginning of period	$10.81	$9.34	$12.16	$11.56	$10.74	$10.60	N/A	N/A	N/A
End of period	$11.75	$10.81	$9.34	$12.16	$11.56	$10.74	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	277	6,891	7,823	7,914	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division115

Accumulation unit value:
Beginning of period	$12.06	$10.01	$14.15	$13.35	$12.20	$11.75	$10.98	$10.25	N/A
End of period	$13.32	$12.06	$10.01	$14.15	$13.35	$12.20	$11.75	$10.98	N/A
Accumulation units outstanding at the end of period	1,891	1,984	2,217	31,018	35,115	36,324	-	-	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	$8.80	$6.31	$6.45	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.45	$8.80	$6.31	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	402	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division139

Accumulation unit value:
Beginning of period	$22.48	$19.24	$24.88	$23.72	$21.39	$20.81	$19.24	$17.88	N/A
End of period	$24.31	$22.48	$19.24	$24.88	$23.72	$21.39	$20.81	$19.24	N/A
Accumulation units outstanding at the end of period	384	383	432	-	-	-	-	-	N/A

JNL/Select Money Market Division67

Accumulation unit value:
Beginning of period	$11.26	$11.52	$11.55	$11.30	$11.08	$11.06	$11.24	$11.44	N/A
End of period	$10.98	$11.26	$11.52	$11.55	$11.30	$11.08	$11.06	$11.24	N/A
Accumulation units outstanding at the end of period	-	260	-	-	-	-	-	-	N/A

JNL/Select Value Division389

Accumulation unit value:
Beginning of period	$16.56	$13.69	$21.05	$20.00	$16.95	$16.06	$14.94	N/A	N/A
End of period	$18.37	$16.56	$13.69	$21.05	$20.00	$16.95	$16.06	N/A	N/A
Accumulation units outstanding at the end of period	4,864	5,198	5,464	5,262	5,633	5,872	1,106	N/A	N/A

JNL/T.Rowe Price Established Growth Division125

Accumulation unit value:
Beginning of period	$22.46	$16.04	$28.76	$26.77	$24.13	$23.31	$21.74	$19.40	N/A
End of period	$25.59	$22.46	$16.04	$28.76	$26.77	$24.13	$23.31	$21.74	N/A
Accumulation units outstanding at the end of period	10,126	10,398	10,742	11,093	7,602	7,594	1,130	-	N/A

JNL/T.Rowe Price Mid-Cap Growth Division46

Accumulation unit value:
Beginning of period	$33.32	$23.25	$40.15	$35.11	$33.69	$30.26	$26.27	$19.42	$20.46
End of period	$41.57	$33.32	$23.25	$40.15	$35.11	$33.69	$30.26	$26.27	$19.42
Accumulation units outstanding at the end of period	3,781	4,160	4,318	4,743	4,811	4,971	870	-	-

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Value Division23

Accumulation unit value:
Beginning of period	$11.68	$8.73	$15.03	$15.27	$13.04	$12.59	$11.20	$8.83	$7.61
End of period	$13.20	$11.68	$8.73	$15.03	$15.27	$13.04	$12.59	$11.20	$8.83
Accumulation units outstanding at the end of period	7,465	7,874	8,018	9,185	9,585	9,874	2,095	-	-

Accumulation Unit Values
Contract with Endorsements - 2.595%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	$9.42	$6.44	$13.56	$14.40	N/A	N/A	N/A	N/A	N/A
End of period	$10.77	$9.42	$6.44	$13.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	675	677	680	347	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	$13.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	540	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	$18.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	181	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division707

Accumulation unit value:
Beginning of period	$9.49	$7.33	$10.71	$10.79	$9.92	N/A	N/A	N/A	N/A
End of period	$10.41	$9.49	$7.33	$10.71	$10.79	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	4,157	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$6.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	504	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
Small Cap Value Division624
Accumulation unit value:
Beginning of period	$9.65	$7.41	$11.37	$12.44	$10.84	$10.92	N/A	N/A	N/A
End of period	$11.92	$9.65	$7.41	$11.37	$12.44	$10.84	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	184	193	202	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division536

Accumulation unit value:
Beginning of period	$18.14	$16.31	$17.65	$16.93	$16.60	$16.69	N/A	N/A	N/A
End of period	$19.03	$18.14	$16.31	$17.65	$16.93	$16.60	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,464	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division624

Accumulation unit value:
Beginning of period	$10.18	$7.87	$12.64	$12.63	$11.20	$11.32	N/A	N/A	N/A
End of period	$12.34	$10.18	$7.87	$12.64	$12.63	$11.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	355	372	391	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division534

Accumulation unit value:
Beginning of period	$10.24	$7.93	$12.65	$15.28	$11.50	$10.64	N/A	N/A	N/A
End of period	$11.69	$10.24	$7.93	$12.65	$15.28	$11.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	183	196	174	637	453	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	$12.72	$12.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.92	$12.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	191	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division536

Accumulation unit value:
Beginning of period	$9.81	$8.10	$13.34	$11.83	$11.25	$10.54	N/A	N/A	N/A
End of period	$11.22	$9.81	$8.10	$13.34	$11.83	$11.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	716	1,819	1,819	1,940	2,209	2,335	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division519

Accumulation unit value:
Beginning of period	$11.46	$8.71	$14.86	$13.70	$12.31	$11.47	N/A	N/A	N/A
End of period	$14.09	$11.46	$8.71	$14.86	$13.70	$12.31	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	237	13	18	12	5	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division624

Accumulation unit value:
Beginning of period	$10.72	$8.45	$15.63	$14.33	$11.14	$11.15	N/A	N/A	N/A
End of period	$11.24	$10.72	$8.45	$15.63	$14.33	$11.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	521	557	1,220	1,109	595	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division707
Accumulation unit value:
Beginning of period	$15.15	$14.99	$14.44	$13.94	$13.54	N/A	N/A	N/A	N/A
End of period	$15.84	$15.15	$14.99	$14.44	$13.94	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,973	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	$11.30	$6.75	$13.87	$12.55	N/A	N/A	N/A	N/A	N/A
End of period	$13.42	$11.30	$6.75	$13.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	286	394	179	650	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division519

Accumulation unit value:
Beginning of period	$14.40	$10.58	$17.82	$18.80	$16.87	$15.79	N/A	N/A	N/A
End of period	$17.25	$14.40	$10.58	$17.82	$18.80	$16.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	15	10	13	9	3	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division683

Accumulation unit value:
Beginning of period	$10.36	$6.95	$11.01	$11.63	$11.20	N/A	N/A	N/A	N/A
End of period	$12.40	$10.36	$6.95	$11.01	$11.63	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	763	763	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	$12.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,414	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	$4.08	$3.33	$5.67	$5.46	N/A	N/A	N/A	N/A	N/A
End of period	$4.87	$4.08	$3.33	$5.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	275	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	$6.09	$5.27	$10.96	$10.89	N/A	N/A	N/A	N/A	N/A
End of period	$6.74	$6.09	$5.27	$10.96	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	732	734	735	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division295

Accumulation unit value:
Beginning of period	$10.16	$8.62	$11.52	$10.99	$10.61	$10.12	$10.09	N/A	N/A
End of period	$10.28	$10.16	$8.62	$11.52	$10.99	$10.61	$10.12	N/A	N/A
Accumulation units outstanding at the end of period	-	937	937	999	1,138	1,203	-	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division203

Accumulation unit value:
Beginning of period	$13.36	$10.61	$19.08	$17.74	$14.49	$13.13	$11.27	$11.00	N/A
End of period	$13.91	$13.36	$10.61	$19.08	$17.74	$14.49	$13.13	$11.27	N/A
Accumulation units outstanding at the end of period	949	957	957	1,849	2,659	3,930	649	649	N/A

JNL/MCM JNL 5 Division422

Accumulation unit value:
Beginning of period	$9.08	$7.51	$13.42	$13.58	$11.73	$10.88	$10.69	N/A	N/A
End of period	$10.35	$9.08	$7.51	$13.42	$13.58	$11.73	$10.88	N/A	N/A
Accumulation units outstanding at the end of period	-	22	14	2,909	-	2,330	1,870	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division953

Accumulation unit value:
Beginning of period	$9.18	$7.02	$12.34	$11.97	N/A	N/A	N/A	N/A	N/A
End of period	$10.48	$9.18	$7.02	$12.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	24	16	22	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division295

Accumulation unit value:
Beginning of period	$23.93	$20.45	$33.78	$25.63	$21.78	$16.34	$13.64	N/A	N/A
End of period	$27.78	$23.93	$20.45	$33.78	$25.63	$21.78	$16.34	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	138	-	1,369	-	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division203

Accumulation unit value:
Beginning of period	$12.40	$9.22	$15.16	$14.48	$13.55	$12.42	$11.01	$10.95	N/A
End of period	$15.20	$12.40	$9.22	$15.16	$14.48	$13.55	$12.42	$11.01	N/A
Accumulation units outstanding at the end of period	1,535	1,259	1,041	1,978	2,390	2,803	913	913	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 500 Index Division203

Accumulation unit value:
Beginning of period	$8.82	$7.19	$11.83	$11.57	$10.32	$10.15	$9.46	$9.32	N/A
End of period	$9.84	$8.82	$7.19	$11.83	$11.57	$10.32	$10.15	$9.46	N/A
Accumulation units outstanding at the end of period	1,324	1,660	1,369	3,333	4,406	7,087	1,915	1,915	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division203

Accumulation unit value:
Beginning of period	$11.10	$8.95	$14.11	$14.80	$12.92	$12.72	$11.12	$11.08	N/A
End of period	$13.67	$11.10	$8.95	$14.11	$14.80	$12.92	$12.72	$11.12	N/A
Accumulation units outstanding at the end of period	1,336	1,266	1,041	1,503	1,940	2,148	451	451	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	$5.62	$3.52	$6.38	$6.45	N/A	N/A	N/A	N/A	N/A
End of period	$6.13	$5.62	$3.52	$6.38	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	642	773	774	775	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	$9.87	$8.83	$16.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.77	$9.87	$8.83	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	357	358	360	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division542

Accumulation unit value:
Beginning of period	$9.38	$7.77	$13.94	$12.92	$11.82	$11.24	N/A	N/A	N/A
End of period	$10.54	$9.38	$7.77	$13.94	$12.92	$11.82	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	2,849	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division536

Accumulation unit value:
Beginning of period	$11.11	$8.18	$14.20	$13.71	$12.03	$10.67	N/A	N/A	N/A
End of period	$12.49	$11.11	$8.18	$14.20	$13.71	$12.03	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,752	1,752	1,869	2,128	2,250	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division472

Accumulation unit value:
Beginning of period	$15.02	$13.35	$13.64	$12.94	$12.83	$12.75	N/A	N/A	N/A
End of period	$15.74	$15.02	$13.35	$13.64	$12.94	$12.83	N/A	N/A	N/A
Accumulation units outstanding at the end of period	433	2,691	1,923	2,067	2,596	6,866	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America High Yield Bond Division534

Accumulation unit value:
Beginning of period	$11.92	$8.36	$12.39	$12.86	$11.94	$11.87	N/A	N/A	N/A
End of period	$13.43	$11.92	$8.36	$12.39	$12.86	$11.94	N/A	N/A	N/A
Accumulation units outstanding at the end of period	271	414	-	-	-	230	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	$9.13	$6.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.12	$9.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,648	1,452	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Aggressive Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division295

Accumulation unit value:
Beginning of period	$11.55	$9.25	$14.69	$13.87	$12.47	$11.91	$10.91	N/A	N/A
End of period	$13.06	$11.55	$9.25	$14.69	$13.87	$12.47	$11.91	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,822	2,637	3,131	4,048	3,284	N/A	N/A

JNL/S&P Managed Moderate Division614

Accumulation unit value:
Beginning of period	$10.73	$9.29	$12.10	$11.53	$10.72	$10.67	N/A	N/A	N/A
End of period	$11.64	$10.73	$9.29	$12.10	$11.53	$10.72	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	2,962	3,397	1,489	1,490	1,491	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division295

Accumulation unit value:
Beginning of period	$11.86	$9.86	$13.96	$13.18	$12.06	$11.63	$10.77	N/A	N/A
End of period	$13.08	$11.86	$9.86	$13.96	$13.18	$12.06	$11.63	N/A	N/A
Accumulation units outstanding at the end of period	-	820	2,822	4,845	5,025	5,216	2,176	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division388

Accumulation unit value:
Beginning of period	$21.98	$18.87	$24.42	$23.32	$21.06	$20.52	$19.49	N/A	N/A
End of period	$23.72	$21.98	$18.87	$24.42	$23.32	$21.06	$20.52	N/A	N/A
Accumulation units outstanding at the end of period	-	5	421	463	912	3,145	785	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth Division536

Accumulation unit value:
Beginning of period	$21.99	$15.73	$28.24	$26.32	$23.76	$22.43	N/A	N/A	N/A
End of period	$25.02	$21.99	$15.73	$28.24	$26.32	$23.76	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	521	408	435	-	526	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division519

Accumulation unit value:
Beginning of period	$32.69	$22.85	$39.50	$34.59	$33.24	$29.44	N/A	N/A	N/A
End of period	$40.72	$32.69	$22.85	$39.50	$34.59	$33.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	101	714	636	680	771	812	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	$9.94	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.97	$9.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,207	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.945%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Aggressive Growth Division372

Accumulation unit value:
Beginning of period	$10.76	$8.46	$14.31	$13.51	$12.04	$11.43	$10.54	N/A	N/A
End of period	$12.23	$10.76	$8.46	$14.31	$13.51	$12.04	$11.43	N/A	N/A
Accumulation units outstanding at the end of period	-	-	590	729	838	961	1,093	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth Division366

Accumulation unit value:
Beginning of period	$20.89	$14.99	$27.02	$25.27	$22.89	$22.22	$20.29	N/A	N/A
End of period	$23.68	$20.89	$14.99	$27.02	$25.27	$22.89	$22.22	N/A	N/A
Accumulation units outstanding at the end of period	-	-	586	724	430	492	560	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division366

Accumulation unit value:
Beginning of period	$30.99	$21.73	$37.71	$33.14	$31.96	$28.84	$25.79	N/A	N/A
End of period	$38.47	$30.99	$21.73	$37.71	$33.14	$31.96	$28.84	N/A	N/A
Accumulation units outstanding at the end of period	-	-	238	294	338	387	441	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 3.36%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL Institutional Alt 20 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 50 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue
Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/American Funds Global Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global
Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/BlackRock Global Allocation Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/Capital Guardian
Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian U.S. Growth Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle Core Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Franklin Templeton Founding Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton
International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Goldman Sachs Core Plus Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs U.S. Equity Flex Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Invesco Large Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Ivy Asset Strategy Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government
& Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Lazard Emerging Markets Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Mid Cap Equity Division618

Accumulation unit value:
Beginning of period	$13.19	$9.77	$16.55	$17.58	$15.87	$15.91	N/A	N/A	N/A
End of period	$15.70	$13.19	$9.77	$16.55	$17.58	$15.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,247	4,426	5,158	4,978	5,373	5,563	N/A	N/A	N/A

JNL/M&G Global Basics Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/M&G Global Leaders Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Mellon Capital Management
(MCM) 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Bond Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Communications Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Consumer Brands Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Dow Dividend Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM European 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Financial Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Global Alpha Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Healthcare Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Index 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM International Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL 5 Division

Accumulation unit value:
Beginning of period	$8.73	$7.27	$13.09	$13.79	N/A	N/A	N/A	N/A	N/A
End of period	$9.89	$8.73	$7.27	$13.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,996	8,896	9,133	8,391	N/A	N/A	N/A	N/A	N/A

JNL/MCM JNL Optimized 5 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM Nasdaq 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JNL/MCM NYSE International 25 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Oil & Gas Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Pacific Rim 30 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 24 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P 400 MidCap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM S&P 500 Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM S&P SMid 60 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Select Small-Cap Division802

Accumulation unit value:
Beginning of period	$9.41	$9.28	$16.01	$18.20	N/A	N/A	N/A	N/A	N/A
End of period	$10.49	$9.41	$9.28	$16.01	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,334	6,173	5,469	5,147	N/A	N/A	N/A	N/A	N/A

JNL/MCM Small Cap Index Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Technology Sector Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MCM Value Line 30 Division953

Accumulation unit value:
Beginning of period	$9.48	$8.55	$16.82	$16.94	N/A	N/A	N/A	N/A	N/A
End of period	$11.23	$9.48	$8.55	$16.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,896	8,204	7,685	6,530	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/MCM VIP Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM Asia ex-Japan Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PAM China-India Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Total Return Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/PPM America High Yield Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Red Rocks Listed Private Equity Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Competitive Advantage Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Disciplined Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/S&P Managed Aggressive Growth Division618

Accumulation unit value:
Beginning of period	$10.25	$8.09	$13.75	$13.02	$11.65	$11.71	N/A	N/A	N/A
End of period	$11.60	$10.25	$8.09	$13.75	$13.02	$11.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,676	7,624	8,213	7,992	9,680	10,079	N/A	N/A	N/A

JNL/S&P Managed Conservative Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002

JNL/Select Balanced Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Money Market Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Select Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Established Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Mid-Cap Growth Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T.Rowe Price Short-Term Bond Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2008	2007	2006	2005	2004	2003	2002
JNL/T.Rowe Price Value Division

Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

1 -	July 24, 2002
2 -	August 13, 2002
3 -	August 16, 2002
4 -	August 19, 2002
5 -	August 26, 2002
6 -	August 28, 2002
7 -	August 30, 2002
8 -	September 3, 2002
9 -	September 5, 2002
10 -	September 6, 2002
11 -	September 12, 2002
12 -	September 13, 2002
13 -	September 17, 2002
14 -	September 20, 2002
15 -	September 23, 2002
16 -	September 25, 2002
17 -	September 26, 2002
18 -	September 27, 2002
19 -	September 30, 2002
20 -	October 2, 2002
21 -	October 3, 2002
22 -	October 4, 2002
23 -	October 7, 2002
24 -	October 9, 2002
25 -	October 10, 2002
26 -	October 14, 2002
27 -	October 15, 2002
28 -	October 18, 2002
29 -	October 22, 2002
30 -	October 24, 2002
31 -	October 25, 2002
32 -	October 29, 2002
33 -	November 1, 2002
34 -	November 4, 2002
35 -	November 5, 2002
36 -	November 6, 2002
37 -	November 7, 2002
38 -	November 8, 2002
39 -	November 12, 2002
40 -	November 15, 2002
41 -	November 20, 2002
42 -	November 22, 2002
43 -	November 25, 2002
44 -	November 26, 2002
45 -	November 27, 2002
46 -	November 29, 2002
47 -	December 5, 2002
48 -	December 9, 2002
49 -	December 16, 2002
50 -	December 17, 2002
51 -	December 19, 2002
52 -	December 23, 2002
53 -	December 30, 2002
54 -	December 31, 2002
55 -	January 3, 2003
56 -	January 9, 2003
57 -	January 16, 2003
58 -	January 17, 2003
59 -	January 21, 2003
60 -	January 22, 2003
61 -	January 27, 2003
62 -	January 31, 2003
63 -	February 4, 2003
64 -	February 5, 2003
65 -	February 6, 2003
66 -	February 14, 2003
67 -	February 18, 2003
68 -	February 27, 2003
69 -	March 4, 2003
70 -	March 10, 2003
71 -	March 13, 2003
72 -	March 14, 2003
73 -	March 21, 2003
74 -	March 28, 2003
75 -	March 31, 2003
76 -	April 1, 2003
77 -	April 11, 2003
78 -	April 15, 2003
79 -	April 21, 2003
80 -	April 22, 2003
81 -	April 24, 2003
82 -	April 28, 2003
83 -	April 29, 2003
84 -	April 30, 2003
85 -	May 1, 2003
86 -	May 8, 2003
87 -	May 12, 2003
88 -	May 13, 2003
89 -	May 14, 2003
90 -	May 15, 2003
91 -	May 19, 2003
92 -	May 21, 2003
93 -	May 22, 2003
94 -	May 23, 2003
95 -	May 27, 2003
96 -	May 28, 2003
97 -	May 30, 2003
98 -	June 2, 2003
99 -	June 3, 2003
100 -	June 5, 2003
101 -	June 6, 2003
102 -	June 9, 2003
103 -	June 10, 2003
104 -	June 11, 2003
105 -	June 13, 2003
106 -	June 16, 2003
107 -	June 17, 2003
108 -	June 19, 2003
109 -	June 20, 2003
110 -	June 23, 2003
111 -	June 25, 2003
112 -	June 26, 2003
113 -	June 27, 2003
114 -	June 30, 2003
115 -	July 1, 2003
116 -	July 2, 2003
117 -	July 7, 2003
118 -	July 8, 2003
119 -	July 11, 2003
120 -	July 14, 2003
121 -	July 17, 2003
122 -	July 21, 2003
123 -	July 22, 2003
124 -	July 23, 2003
125 -	July 24, 2003
126 -	July 28, 2003
127 -	July 30, 2003
128 -	August 4, 2003
129 -	August 5, 2003
130 -	August 8, 2003
131 -	August 11, 2003
132 -	August 12, 2003
133 -	August 13, 2003
134 -	August 14, 2003
135 -	August 21, 2003
136 -	August 22, 2003
137 -	August 26, 2003
138 -	August 29, 2003
139 -	September 2, 2003
140 -	September 3, 2003
141 -	September 5, 2003
142 -	September 8, 2003
143 -	September 9, 2003
144 -	September 11, 2003
145 -	September 16, 2003
146 -	September 17, 2003
147 -	September 22, 2003
148 -	September 24, 2003
149 -	September 25, 2003
150 -	September 26, 2003
151 -	October 1, 2003
152 -	October 2, 2003
153 -	October 4, 2003
154 -	October 6, 2003
155 -	October 7, 2003
156 -	October 9, 2003
157 -	October 10, 2003
158 -	October 13, 2003
159 -	October 14, 2003
160 -	October 15, 2003
161 -	October 16, 2003
162 -	October 17, 2003
163 -	October 20, 2003
164 -	October 21, 2003
165 -	October 22, 2003
166 -	October 23, 2003
167 -	October 24, 2003
168 -	October 27, 2003
169 -	October 28, 2003
170 -	October 29, 2003
171 -	October 30, 2003
172 -	October 31, 2003
173 -	November 3, 2003
174 -	November 4, 2003
175 -	November 5, 2003
176 -	November 6, 2003
177 -	November 7, 2003
178 -	November 10, 2003
179 -	November 12, 2003
180 -	November 13, 2003
181 -	November 14, 2003
182 -	November 17, 2003
183 -	November 18, 2003
184 -	November 19, 2003
185 -	November 20, 2003
186 -	November 24, 2003
187 -	November 25, 2003
188 -	November 28, 2003
189 -	December 1, 2003
190 -	December 2, 2003
191 -	December 5, 2003
192 -	December 8, 2003
193 -	December 9, 2003
194 -	December 10, 2003
195 -	December 11, 2003
196 -	December 12, 2003
197 -	December 15, 2003
198 -	December 16, 2003
199 -	December 17, 2003
200 -	December 18, 2003
201 -	December 19, 2003
202 -	December 22, 2003
203 -	December 23, 2003
204 -	December 24, 2003
205 -	December 26, 2003
206 -	December 29, 2003
207 -	December 30, 2003
208 -	December 31, 2003
209 -	January 2, 2004
210 -	January 5, 2004
211 -	January 7, 2004
212 -	January 8, 2004
213 -	January 9, 2004
214 -	January 12, 2004
215 -	January 13, 2004
216 -	January 14, 2004
217 -	January 15, 2004
218 -	January 16, 2004
219 -	January 20, 2004
220 -	January 21, 2004
221 -	January 22, 2004
222 -	January 26, 2004
223 -	January 27, 2004
224 -	January 28, 2004
225 -	January 29, 2004
226 -	January 30, 2004
227 -	February 2, 2004
228 -	February 3, 2004
229 -	February 4, 2004
230 -	February 5, 2004
231 -	February 6, 2004
232 -	February 9, 2004
233 -	February 10, 2004
234 -	February 11, 2004
235 -	February 12, 2004
236 -	February 13, 2004
237 -	February 17, 2004
238 -	February 18, 2004
239 -	February 19, 2004
240 -	February 20, 2004
241 -	February 23, 2004
242 -	February 25, 2004
243 -	February 26, 2004
244 -	March 1, 2004
245 -	March 3, 2004
246 -	March 4, 2004
247 -	March 8, 2004
248 -	March 10, 2004
249 -	March 11, 2004
250 -	March 12, 2004
251 -	March 15, 2004
252 -	March 16, 2004
253 -	March 17, 2004
254 -	March 18, 2004
255 -	March 19, 2004
256 -	March 22, 2004
257 -	March 23, 2004
258 -	March 25, 2004
259 -	March 26, 2004
260 -	March 29, 2004
261 -	March 30, 2004
262 -	March 31, 2004
263 -	April 1, 2004
264 -	April 2, 2004
265 -	April 5, 2004
266 -	April 6, 2004
267 -	April 7, 2004
268 -	April 12, 2004
269 -	April 14, 2004
270 -	April 15, 2004
271 -	April 16, 2004
272 -	April 19, 2004
273 -	April 20, 2004
274 -	April 21, 2004
275 -	April 22, 2004
276 -	April 23, 2004
277 -	April 26, 2004
278 -	April 28, 2004
279 -	April 29, 2004
280 -	April 30, 2004
281 -	May 3, 2004
282 -	May 4, 2004
283 -	May 5, 2004
284 -	May 7, 2004
285 -	May 10, 2004
286 -	May 11, 2004
287 -	May 12, 2004
288 -	May 13, 2004
289 -	May 14, 2004
290 -	May 17, 2004
291 -	May 18, 2004
292 -	May 19, 2004
293 -	May 21, 2004
294 -	May 24, 2004
295 -	May 25, 2004
296 -	May 26, 2004
297 -	May 27, 2004
298 -	May 28, 2004
299 -	June 1, 2004
300 -	June 2, 2004
301 -	June 3, 2004
302 -	June 4, 2004
303 -	June 7, 2004
304 -	June 8, 2004
305 -	June 9, 2004
306 -	June 10, 2004
307 -	June 14, 2004
308 -	June 15, 2004
309 -	June 16, 2004
310 -	June 17, 2004
311 -	June 18, 2004
312 -	June 21, 2004
313 -	June 22, 2004
314 -	June 23, 2004
315 -	June 24, 2004
316 -	June 25, 2004
317 -	June 28, 2004
318 -	July 1, 2004
319 -	July 2, 2004
320 -	July 6, 2004
321 -	July 7, 2004
322 -	July 8, 2004
323 -	July 9, 2004
324 -	July 12, 2004
325 -	July 13, 2004
326 -	July 14, 2004
327 -	July 15, 2004
328 -	July 16, 2004
329 -	July 19, 2004
330 -	July 20, 2004
331 -	July 21, 2004
332 -	July 22, 2004
333 -	July 26, 2004
334 -	July 28, 2004
335 -	July 29, 2004
336 -	July 30, 2004
337 -	August 2, 2004
338 -	August 4, 2004
339 -	August 5, 2004
340 -	August 6, 2004
341 -	August 9, 2004
342 -	August 10, 2004
343 -	August 11, 2004
344 -	August 12, 2004
345 -	August 13, 2004
346 -	August 16, 2004
347 -	August 17, 2004
348 -	August 18, 2004
349 -	August 19, 2004
350 -	August 20, 2004
351 -	August 23, 2004
352 -	August 24, 2004
353 -	August 25, 2004
354 -	August 26, 2004
355 -	August 27, 2004
356 -	August 30, 2004
357 -	August 31, 2004
358 -	September 1, 2004
359 -	September 2, 2004
360 -	September 3, 2004
361 -	September 7, 2004
362 -	September 8, 2004
363 -	September 13, 2004
364 -	September 16, 2004
365 -	September 17, 2004
366 -	September 20, 2004
367 -	September 22, 2004
368 -	September 23, 2004
369 -	September 27, 2004
370 -	September 28, 2004
371 -	September 29, 2004
372 -	October 1, 2004
373 -	October 4, 2004
374 -	October 6, 2004
375 -	October 7, 2004
376 -	October 8, 2004
377 -	October 11, 2004
378 -	October 12, 2004
379 -	October 14, 2004
380 -	October 15, 2004
381 -	October 18, 2004
382 -	October 19, 2004
383 -	October 20, 2004
384 -	October 21, 2004
385 -	October 22, 2004
386 -	October 25, 2004
387 -	October 26, 2004
388 -	October 27, 2004
389 -	October 28, 2004
390 -	October 29, 2004
391 -	November 1, 2004
392 -	November 2, 2004
393 -	November 3, 2004
394 -	November 4, 2004
395 -	November 5, 2004
396 -	November 8, 2004
397 -	November 9, 2004
398 -	November 10, 2004
399 -	November 11, 2004
400 -	November 12, 2004
401 -	November 15, 2004
402 -	November 16, 2004
403 -	November 17, 2004
404 -	November 18, 2004
405 -	November 19, 2004
406 -	November 22, 2004
407 -	November 23, 2004
408 -	November 24, 2004
409 -	November 26, 2004
410 -	November 29, 2004
411 -	December 1, 2004
412 -	December 2, 2004
413 -	December 6, 2004
414 -	December 7, 2004
415 -	December 8, 2004
416 -	December 9, 2004
417 -	December 10, 2004
418 -	December 13, 2004
419 -	December 14, 2004
420 -	December 15, 2004
421 -	December 16, 2004
422 -	December 17, 2004
423 -	December 20, 2004
424 -	December 21, 2004
425 -	December 23, 2004
426 -	December 27, 2004
427 -	December 28, 2004
428 -	December 29, 2004
429 -	December 30, 2004
430 -	December 31, 2004
431 -	January 3, 2005
432 -	January 4, 2005
433 -	January 5, 2005
434 -	January 10, 2005
435 -	January 11, 2005
436 -	January 12, 2005
437 -	January 13, 2005
438 -	January 14, 2005
439 -	January 18, 2005
440 -	January 19, 2005
441 -	January 20, 2005
442 -	January 21, 2005
443 -	January 24, 2005
444 -	January 25, 2005
445 -	January 27, 2005
446 -	January 28, 2005
447 -	January 31, 2005
448 -	February 1, 2005
449 -	February 2, 2005
450 -	February 4, 2005
451 -	February 7, 2005
452 -	February 8, 2005
453 -	February 10, 2005
454 -	February 11, 2005
455 -	February 14, 2005
456 -	February 15, 2005
457 -	February 16, 2005
458 -	February 17, 2005
459 -	February 18, 2005
460 -	February 22, 2005
461 -	February 23, 2005
462 -	February 24, 2005
463 -	February 25, 2005
464 -	February 28, 2005
465 -	March 1, 2005
466 -	March 3, 2005
467 -	March 4, 2005
468 -	March 7, 2005
469 -	March 8, 2005
470 -	March 9, 2005
471 -	March 10, 2005
472 -	March 11, 2005
473 -	March 14, 2005
474 -	March 15, 2005
475 -	March 17, 2005
476 -	March 18, 2005
477 -	March 21, 2005
478 -	March 22, 2005
479 -	March 23, 2005
480 -	March 24, 2005
481 -	March 28, 2005
482 -	March 29, 2005
483 -	March 30, 2005
484 -	March 31, 2005
485 -	April 1, 2005
486 -	April 4, 2005
487 -	April 5, 2005
488 -	April 7, 2005
489 -	April 11, 2005
490 -	April 12, 2005
491 -	April 13, 2005
492 -	April 18, 2005
493 -	April 19, 2005
494 -	April 20, 2005
495 -	April 22, 2005
496 -	April 25, 2005
497 -	April 26, 2005
498 -	April 27, 2005
499 -	April 28, 2005
500 -	April 29, 2005
501 -	May 2, 2005
502 -	May 3, 2005
503 -	May 4, 2005
504 -	May 6, 2005
505 -	May 9, 2005
506 -	May 10, 2005
507 -	May 11, 2005
508 -	May 12, 2005
509 -	May 13, 2005
510 -	May 16, 2005
511 -	May 19, 2005
512 -	May 20, 2005
513 -	May 23, 2005
514 -	May 24, 2005
515 -	May 25, 2005
516 -	May 26, 2005
517 -	May 31, 2005
518 -	June 2, 2005
519 -	June 3, 2005
520 -	June 6, 2005
521 -	June 8, 2005
522 -	June 9, 2005
523 -	June 10, 2005
524 -	June 13, 2005
525 -	June 14, 2005
526 -	June 15, 2005
527 -	June 16, 2005
528 -	June 17, 2005
529 -	June 20, 2005
530 -	June 21, 2005
531 -	June 22, 2005
532 -	June 23, 2005
533 -	June 24, 2005
534 -	June 27, 2005
535 -	June 28, 2005
536 -	July 1, 2005
537 -	July 5, 2005
538 -	July 6, 2005
539 -	July 7, 2005
540 -	July 8, 2005
541 -	July 11, 2005
542 -	July 14, 2005
543 -	July 15, 2005
544 -	July 18, 2005
545 -	July 19, 2005
546 -	July 20, 2005
547 -	July 21, 2005
548 -	July 22, 2005
549 -	July 25, 2005
550 -	July 26, 2005
551 -	July 27, 2005
552 -	July 28, 2005
553 -	August 1, 2005
554 -	August 3, 2005
555 -	August 4, 2005
556 -	August 5, 2005
557 -	August 8, 2005
558 -	August 9, 2005
559 -	August 10, 2005
560 -	August 11, 2005
561 -	August 12, 2005
562 -	August 15, 2005
563 -	August 16, 2005
564 -	August 18, 2005
565 -	August 19, 2005
566 -	August 22, 2005
567 -	August 24, 2005
568 -	August 25, 2005
569 -	August 29, 2005
570 -	August 30, 2005
571 -	August 31, 2005
572 -	September 1, 2005
573 -	September 2, 2005
574 -	September 6, 2005
575 -	September 8, 2005
576 -	September 9, 2005
577 -	September 12, 2005
578 -	September 14, 2005
579 -	September 15, 2005
580 -	September 16, 2005
581 -	September 19, 2005
582 -	September 21, 2005
583 -	September 23, 2005
584 -	September 26, 2005
585 -	September 29, 2005
586 -	October 4, 2005
587 -	October 6, 2005
588 -	October 7, 2005
589 -	October 11, 2005
590 -	October 12, 2005
591 -	October 14, 2005
592 -	October 17, 2005
593 -	October 18, 2005
594 -	October 20, 2005
595 -	October 21, 2005
596 -	October 24, 2005
597 -	October 25, 2005
598 -	October 26, 2005
599 -	October 28, 2005
600 -	October 31, 2005
601 -	November 1, 2005
602 -	November 2, 2005
603 -	November 3, 2005
604 -	November 4, 2005
605 -	November 7, 2005
606 -	November 8, 2005
607 -	November 9, 2005
608 -	November 10, 2005
609 -	November 14, 2005
610 -	November 15, 2005
611 -	November 16, 2005
612 -	November 17, 2005
613 -	November 18, 2005
614 -	November 21, 2005
615 -	November 23, 2005
616 -	December 1, 2005
617 -	December 2, 2005
618 -	December 5, 2005
619 -	December 6, 2005
620 -	December 7, 2005
621 -	December 9, 2005
622 -	December 12, 2005
623 -	December 14, 2005
624 -	December 16, 2005
625 -	December 19, 2005
626 -	December 20, 2005
627 -	December 21, 2005
628 -	December 22, 2005
629 -	December 23, 2005
630 -	December 27, 2005
631 -	December 29, 2005
632 -	January 3, 2006
633 -	January 6, 2006
634 -	January 10, 2006
635 -	January 11, 2006
636 -	January 12, 2006
637 -	January 17, 2006
638 -	January 18, 2006
639 -	January 19, 2006
640 -	January 20, 2006
641 -	January 23, 2006
642 -	January 24, 2006
643 -	January 25, 2006
644 -	January 31, 2006
645 -	February 1, 2006
646 -	February 2, 2006
647 -	February 6, 2006
648 -	February 7, 2006
649 -	February 8, 2006
650 -	February 9, 2006
651 -	February 10, 2006
652 -	February 16, 2006
653 -	February 17, 2006
654 -	February 21, 2006
655 -	February 24, 2006
656 -	February 28, 2006
657 -	March 1, 2006
658 -	March 2, 2006
659 -	March 3, 2006
660 -	March 8, 2006
661 -	March 9, 2006
662 -	March 13, 2006
663 -	March 16, 2006
664 -	March 17, 2006
665 -	March 20, 2006
666 -	March 21, 2006
667 -	March 22, 2006
668 -	March 24, 2006
669 -	March 30, 2006
670 -	April 3, 2006
671 -	April 4, 2006
672 -	April 5, 2006
673 -	April 6, 2006
674 -	April 7, 2006
675 -	April 10, 2006
676 -	April 13, 2006
677 -	April 17, 2006
678 -	April 18, 2006
679 -	April 21, 2006
680 -	April 24, 2006
681 -	April 25, 2006
682 -	April 27, 2006
683 -	April 28, 2006
684 -	May 1, 2006
685 -	May 2, 2006
686 -	May 3, 2006
687 -	May 4, 2006
688 -	May 5, 2006
689 -	May 8, 2006
690 -	May 9, 2006
691 -	May 10, 2006
692 -	May 11, 2006
693 -	May 12, 2006
694 -	May 15, 2006
695 -	May 16, 2006
696 -	May 17, 2006
697 -	May 18, 2006
698 -	May 19, 2006
699 -	May 23, 2006
700 -	May 24, 2006
701 -	May 25, 2006
702 -	May 26, 2006
703 -	May 30, 2006
704 -	May 31, 2006
705 -	June 1, 2006
706 -	June 5, 2006
707 -	June 6, 2006
708 -	June 8, 2006
709 -	June 9, 2006
710 -	June 12, 2006
711 -	June 13, 2006
712 -	June 14, 2006
713 -	June 16, 2006
714 -	June 19, 2006
715 -	June 21, 2006
716 -	June 22, 2006
717 -	June 26, 2006
718 -	June 29, 2006
719 -	June 30, 2006
720 -	July 3, 2006
721 -	July 5, 2006
722 -	July 6, 2006
723 -	July 7, 2006
724 -	July 10, 2006
725 -	July 12, 2006
726 -	July 13, 2006
727 -	July 14, 2006
728 -	July 17, 2006
729 -	July 18, 2006
730 -	July 19, 2006
731 -	July 21, 2006
732 -	July 24, 2006
733 -	July 25, 2006
734 -	July 27, 2006
735 -	July 28, 2006
736 -	July 31, 2006
737 -	August 3, 2006
738 -	August 4, 2006
739 -	August 7, 2006
740 -	August 8, 2006
741 -	August 9, 2006
742 -	August 10, 2006
743 -	August 11, 2006
744 -	August 14, 2006
745 -	August 15, 2006
746 -	August 16, 2006
747 -	August 17, 2006
748 -	August 22, 2006
749 -	August 24, 2006
750 -	August 25, 2006
751 -	August 28, 2006
752 -	August 29, 2006
753 -	August 31, 2006
754 -	September 1, 2006
755 -	September 7, 2006
756 -	September 11, 2006
757 -	September 13, 2006
758 -	September 15, 2006
759 -	September 18, 2006
760 -	September 21, 2006
761 -	September 22, 2006
762 -	September 25, 2006
763 -	September 27, 2006
764 -	September 29, 2006
765 -	October 2, 2006
766 -	October 3, 2006
767 -	October 4, 2006
768 -	October 5, 2006
769 -	October 10, 2006
770 -	October 16, 2006
771 -	October 18, 2006
772 -	October 19, 2006
773 -	October 20, 2006
774 -	October 23, 2006
775 -	October 24, 2006
776 -	October 26, 2006
777 -	October 27, 2006
778 -	November 2, 2006
779 -	November 3, 2006
780 -	November 6, 2006
781 -	November 8, 2006
782 -	November 10, 2006
783 -	November 13, 2006
784 -	November 14, 2006
785 -	November 16, 2006
786 -	November 17, 2006
787 -	November 20, 2006
788 -	November 21, 2006
789 -	November 22, 2006
790 -	November 24, 2006
791 -	November 27, 2006
792 -	November 28, 2006
793 -	November 29, 2006
794 -	December 1, 2006
795 -	December 5, 2006
796 -	December 6, 2006
797 -	December 12, 2006
798 -	December 14, 2006
799 -	December 22, 2006
800 -	December 26, 2006
801 -	December 29, 2006
802 -	January 3, 2007
803 -	January 9, 2007
804 -	January 12, 2007
805 -	January 16, 2007
806 -	January 17, 2007
807 -	January 18, 2007
808 -	January 19, 2007
809 -	January 22, 2007
810 -	January 23, 2007
811 -	January 24, 2007
812 -	January 25, 2007
813 -	January 29, 2007
814 -	January 30, 2007
815 -	February 1, 2007
816 -	February 2, 2007
817 -	February 5, 2007
818 -	February 6, 2007
819 -	February 7, 2007
820 -	February 9, 2007
821 -	February 12, 2007
822 -	February 13, 2007
823 -	February 14, 2007
824 -	February 15, 2007
825 -	February 20, 2007
826 -	February 21, 2007
827 -	February 22, 2007
828 -	February 26, 2007
829 -	February 28, 2007
830 -	March 1, 2007
831 -	March 2, 2007
832 -	March 5, 2007
833 -	March 6, 2007
834 -	March 8, 2007
835 -	March 9, 2007
836 -	March 12, 2007
837 -	March 14, 2007
838 -	March 15, 2007
839 -	March 16, 2007
840 -	March 19, 2007
841 -	March 20, 2007
842 -	March 21, 2007
843 -	March 22, 2007
844 -	March 26, 2007
845 -	March 27, 2007
846 -	March 28, 2007
847 -	March 29, 2007
848 -	March 30, 2007
849 -	April 2, 2007
850 -	April 3, 2007
851 -	April 5, 2007
852 -	April 10, 2007
853 -	April 11, 2007
854 -	April 12, 2007
855 -	April 16, 2007
856 -	April 18, 2007
857 -	April 19, 2007
858 -	April 20, 2007
859 -	April 23, 2007
860 -	April 25, 2007
861 -	April 27, 2007
862 -	April 30, 2007
863 -	May 2, 2007
864 -	May 3, 2007
865 -	May 4, 2007
866 -	May 7, 2007
867 -	May 8, 2007
868 -	May 9, 2007
869 -	May 11, 2007
870 -	May 14, 2007
871 -	May 15, 2007
872 -	May 16, 2007
873 -	May 18, 2007
874 -	May 21, 2007
875 -	May 22, 2007
876 -	May 23, 2007
877 -	May 24, 2007
878 -	May 31, 2007
879 -	June 1, 2007
880 -	June 4, 2007
881 -	June 5, 2007
882 -	June 6, 2007
883 -	June 7, 2007
884 -	June 11, 2007
885 -	June 12, 2007
886 -	June 13, 2007
887 -	June 14, 2007
888 -	June 15, 2007
889 -	June 18, 2007
890 -	June 19, 2007
891 -	June 20, 2007
892 -	June 22, 2007
893 -	June 25, 2007
894 -	June 26, 2007
895 -	June 27, 2007
896 -	June 29, 2007
897 -	July 2, 2007
898 -	July 3, 2007
899 -	July 9, 2007
900 -	July 10, 2007
901 -	July 11, 2007
902 -	July 12, 2007
903 -	July 13, 2007
904 -	July 17, 2007
905 -	July 18, 2007
906 -	July 19, 2007
907 -	July 20, 2007
908 -	July 23, 2007
909 -	July 24, 2007
910 -	July 25, 2007
911 -	July 26, 2007
912 -	July 27, 2007
913 -	August 1, 2007
914 -	August 6, 2007
915 -	August 7, 2007
916 -	August 10, 2007
917 -	August 13, 2007
918 -	August 14, 2007
919 -	August 15, 2007
920 -	August 16, 2007
921 -	August 17, 2007
922 -	August 20, 2007
923 -	August 21, 2007
924 -	August 23, 2007
925 -	August 30, 2007
926 -	September 4, 2007
927 -	September 10, 2007
928 -	September 12, 2007
929 -	September 13, 2007
930 -	September 17, 2007
931 -	September 18, 2007
932 -	September 24, 2007
933 -	September 25, 2007
934 -	October 2, 2007
935 -	October 3, 2007
936 -	October 5, 2007
937 -	October 8, 2007
938 -	October 9, 2007
939 -	October 10, 2007
940 -	October 15, 2007
941 -	October 16, 2007
942 -	October 18, 2007
943 -	October 24, 2007
944 -	October 29, 2007
945 -	October 30, 2007
946 -	November 2, 2007
947 -	November 5, 2007
948 -	November 8, 2007
949 -	November 9, 2007
950 -	November 14, 2007
951 -	November 15, 2007
952 -	November 28, 2007
953 -	November 30, 2007
954 -	December 3, 2007
955 -	December 6, 2007
956 -	December 7, 2007
957 -	December 12, 2007
958 -	December 13, 2007
959 -	December 14, 2007
960 -	December 18, 2007
961 -	December 19, 2007
962 -	December 20, 2007
963 -	December 26, 2007
964 -	December 27, 2007
965 -	December 28, 2007
966 -	December 31, 2007
967 -	January 3, 2008
968 -	January 4, 2008
969 -	January 7, 2008
970 -	January 8, 2008
971 -	January 9, 2008
972 -	January 10, 2008
973 -	January 11, 2008
974 -	January 14, 2008
975 -	January 15, 2008
976 -	January 16, 2008
977 -	January 18, 2008
978 -	January 22, 2008
979 -	January 23, 2008
980 -	January 24, 2008
981 -	January 25, 2008
982 -	January 28, 2008
983 -	January 29, 2008
984 -	February 1, 2008
985 -	February 4, 2008
986 -	February 5, 2008
987 -	February 7, 2008
988 -	February 8, 2008
989 -	February 11, 2008
990 -	February 19, 2008
991 -	February 20, 2008
992 -	February 21, 2008
993 -	February 22, 2008
994 -	February 26, 2008
995 -	February 27, 2008
996 -	February 28, 2008
997 -	March 3, 2008
998 -	March 5, 2008
999 -	March 10, 2008
1000 -	March 11, 2008
1001 -	March 12, 2008
1002 -	March 13, 2008
1003 -	March 14, 2008
1004 -	March 17, 2008
1005 -	March 18, 2008
1006 -	March 25, 2008
1007 -	March 26, 2008
1008 -	March 27, 2008
1009 -	April 1, 2008
1010 -	April 3, 2008
1011 -	April 4, 2008
1012 -	April 7, 2008
1013 -	April 9, 2008
1014 -	April 11, 2008
1015 -	April 16, 2008
1016 -	April 18, 2008
1017 -	April 22, 2008
1018 -	April 23, 2008
1019 -	April 24, 2008
1020 -	April 28, 2008
1021 -	April 29, 2008
1022 -	May 12, 2008
1023 -	May 13, 2008
1024 -	May 14, 2008
1025 -	May 16, 2008
1026 -	May 20, 2008
1027 -	May 21, 2008
1028 -	May 22, 2008
1029 -	May 23, 2008
1030 -	May 28, 2008
1031 -	May 30, 2008
1032 -	June 2, 2008
1033 -	June 3, 2008
1034 -	June 6, 2008
1035 -	June 9, 2008
1036 -	June 10, 2008
1037 -	June 11, 2008
1038 -	June 17, 2008
1039 -	June 23, 2008
1040 -	June 24, 2008
1041 -	June 25, 2008
1042 -	June 27, 2008
1043 -	July 8, 2008
1044 -	July 10, 2008
1045 -	July 11, 2008
1046 -	July 14, 2008
1047 -	July 15, 2008
1048 -	July 16, 2008
1049 -	July 17, 2008
1050 -	July 22, 2008
1051 -	July 25, 2008
1052 -	July 31, 2008
1053 -	August 1, 2008
1054 -	August 11, 2008
1055 -	August 12, 2008
1056 -	August 13, 2008
1057 -	August 14, 2008
1058 -	August 15, 2008
1059 -	August 18, 2008
1060 -	August 19, 2008
1061 -	August 21, 2008
1062 -	August 28, 2008
1063 -	September 5, 2008
1064 -	September 19, 2008
1065 -	September 23, 2008
1066 -	September 24, 2008
1067 -	September 26, 2008
1068 -	September 29, 2008
1069 -	September 30, 2008
1070 -	October 7, 2008
1071 -	October 8, 2008
1072 -	October 9, 2008
1073 -	October 10, 2008
1074 -	October 14, 2008
1075 -	October 15, 2008
1076 -	October 16, 2008
1077 -	October 17, 2008
1078 -	October 27, 2008
1079 -	October 31, 2008
1080 -	November 4, 2008
1081 -	November 7, 2008
1082 -	November 10, 2008
1083 -	November 11, 2008
1084 -	November 12, 2008
1085 -	November 17, 2008
1086 -	November 18, 2008
1087 -	November 19, 2008
1088 -	November 25, 2008
1089 -	December 1, 2008
1090 -	December 2, 2008
1091 -	December 4, 2008
1092 -	December 9, 2008
1093 -	December 10, 2008
1094 -	December 22, 2008
1095 -	December 29, 2008
1096 -	January 2, 2009
1097 -	January 9, 2009
1098 -	January 14, 2009
1099 -	January 15, 2009
1100 -	January 28, 2009
1101 -	January 29, 2009
1102 -	February 2, 2009
1103 -	February 3, 2009
1104 -	February 17, 2009
1105 -	February 18, 2009
1106 -	February 19, 2009
1107 -	February 20, 2009
1108 -	February 23, 2009
1109 -	March 5, 2009
1110 -	March 12, 2009
1111 -	March 19, 2009
1112 -	March 24, 2009
1113 -	March 25, 2009
1114 -	March 27, 2009
1115 -	March 30, 2009
1116 -	March 31, 2009
1117 -	April 2, 2009
1118 -	April 3, 2009
1119 -	April 6, 2009
1120 -	April 7, 2009
1121 -	April 13, 2009
1122 -	April 14, 2009
1123 -	April 15, 2009
1124 -	April 16, 2009
1125 -	April 17, 2009
1126 -	April 24, 2009
1127 -	April 27, 2009
1128 -	May 4, 2009
1129 -	May 6, 2009
1130 -	May 8, 2009
1131 -	May 13, 2009
1132 -	May 14, 2009
1133 -	May 18, 2009
1134 -	May 19, 2009
1135 -	May 21, 2009
1136 -	May 28, 2009
1137 -	June 1, 2009
1138 -	June 3, 2009
1139 -	June 4, 2009
1140 -	June 5, 2009
1141 -	June 10, 2009
1142 -	June 12, 2009
1143 -	June 16, 2009
1144 -	June 17, 2009
1145 -	June 19, 2009
1146 -	June 22, 2009
1147 -	June 23, 2009
1148 -	June 25, 2009
1149 -	June 26, 2009
1150 -	July 2, 2009
1151 -	July 7, 2009
1152 -	July 8, 2009
1153 -	July 10, 2009
1154 -	July 13, 2009
1155 -	July 16, 2009
1156 -	July 17, 2009
1157 -	July 20, 2009
1158 -	July 24, 2009
1159 -	July 27, 2009
1160 -	July 28, 2009
1161 -	July 29, 2009
1162 -	July 31, 2009
1163 -	August 5, 2009
1164 -	August 7, 2009
1165 -	August 12, 2009
1166 -	August 20, 2009
1167 -	August 24, 2009
1168 -	August 25, 2009
1169 -	September 1, 2009
1170 -	September 4, 2009
1171 -	September 8, 2009
1172 -	September 9, 2009
1173 -	September 10, 2009
1174 -	September 11, 2009
1175 -	September 16, 2009
1176 -	September 17, 2009
1177 -	September 18, 2009
1178 -	September 21, 2009
1179 -	September 23, 2009
1180 -	September 24, 2009
1181 -	September 25, 2009
1182 -	September 28, 2009
1183 -	September 29, 2009
1184 -	September 30, 2009
1185 -	October 1, 2009
1186 -	October 2, 2009
1187 -	October 5, 2009
1188 -	October 6, 2009
1189 -	October 8, 2009
1190 -	October 12, 2009
1191 -	October 13, 2009
1192 -	October 14, 2009
1193 -	October 15, 2009
1194 -	October 16, 2009
1195 -	October 20, 2009
1196 -	October 21, 2009
1197 -	October 22, 2009
1198 -	October 23, 2009
1199 -	October 27, 2009
1200 -	October 30, 2009
1201 -	November 2, 2009
1202 -	November 3, 2009
1203 -	November 4, 2009
1204 -	November 5, 2009
1205 -	November 6, 2009
1206 -	November 9, 2009
1207 -	November 10, 2009
1208 -	November 13, 2009
1209 -	November 16, 2009
1210 -	November 17, 2009
1211 -	November 19, 2009
1212 -	November 20, 2009
1213 -	November 27, 2009
1214 -	November 30, 2009
1215 -	December 1, 2009
1216 -	December 2, 2009
1217 -	December 3, 2009
1218 -	December 7, 2009
1219 -	December 8, 2009
1220 -	December 9, 2009
1221 -	December 10, 2009
1222 -	December 11, 2009
1223 -	December 14, 2009
1224 -	December 15, 2009
1225 -	December 17, 2009
1226 -	December 18, 2009
1227 -	December 21, 2009
1228 -	December 22, 2009
1229 -	December 28, 2009
1230 -	December 29, 2009
1231 -	December 30, 2009
1232 -	December 31, 2009
1233 -	January 4, 2010
1234 -	January 13, 2010
1235 -	January 14, 2010
1236 -	January 15, 2010
1237 -	January 20, 2010
1238 -	January 22, 2010
1239 -	February 1, 2010
1240 -	February 12, 2010
1241 -	February 23, 2010
1242 -	February 25, 2010
1243 -	March 1, 2010
1244 -	March 3, 2010
1245 -	March 4, 2010
1246 -	March 8, 2010
1247 -	March 10, 2010
1248 -	March 16, 2010
1249 -	March 18, 2010
1250 -	March 26, 2010
1251 -	April 1, 2010
1252 -	April 9, 2010
1253 -	April 13, 2010
1254 -	April 15, 2010
1255 -	April 19, 2010
1256 -	April 20, 2010
1257 -	April 22, 2010
1258 -	April 23, 2010
1259 -	May 3, 2010
1260 -	May 4, 2010
1261 -	May 5, 2010
1262 -	May 6, 2010
1263 -	May 7, 2010
1264 -	May 10, 2010
1265 -	May 11, 2010
1266 -	May 12, 2010
1267 -	May 13, 2010
1268 -	May 14, 2010
1269 -	May 17, 2010
1270 -	May 18, 2010
1271 -	May 20, 2010
1272 -	May 24, 2010
1273 -	May 26, 2010
1274 -	May 28, 2010
1275 -	June 1, 2010
1276 -	June 3, 2010
1277 -	June 7, 2010
1278 -	June 8, 2010
1279 -	June 9, 2010
1280 -	June 11, 2010
1281 -	June 14, 2010
1282 -	June 15, 2010
1283 -	June 17, 2010
1284 -	June 18, 2010
1285 -	June 21, 2010
1286 -	June 22, 2010
1287 -	June 23, 2010
1288 -	June 24, 2010
1289 -	June 29, 2010
1290 -	July 1, 2010
1291 -	July 13, 2010
1292 -	July 14, 2010
1293 -	July 16, 2010
1294 -	July 20, 2010
1295 -	July 21, 2010
1296 -	July 30, 2010
1297 -	August 3, 2010
1298 -	August 4, 2010
1299 -	August 5, 2010
1300 -	August 9, 2010
1301 -	August 10, 2010
1302 -	August 12, 2010
1303 -	August 16, 2010
1304 -	August 17, 2010
1305 -	August 18, 2010
1306 -	August 19, 2010
1307 -	August 20, 2010
1308 -	August 23, 2010
1309 -	August 27, 2010
1310 -	August 30, 2010
1311 -	September 1, 2010
1312 -	September 9, 2010
1313 -	September 10, 2010
1314 -	September 14, 2010
1315 -	September 15, 2010
1316 -	September 20, 2010
1317 -	September 21, 2010
1318 -	September 22, 2010
1319 -	October 5, 2010
1320 -	October 6, 2010
1321 -	October 11, 2010
1322 -	October 12, 2010
1323 -	October 13, 2010
1324 -	October 14, 2010
1325 -	October 15, 2010
1326 -	October 18, 2010
1327 -	October 19, 2010
1328 -	October 20, 2010
1329 -	October 21, 2010
1330 -	October 25, 2010
1331 -	October 26, 2010
1332 -	October 27, 2010
1333 -	October 28, 2010
1334 -	October 29, 2010
1335 -	November 2, 2010
1336 -	November 4, 2010
1337 -	November 5, 2010
1338 -	November 8, 2010
1339 -	November 9, 2010
1340 -	November 10, 2010
1341 -	November 16, 2010
1342 -	November 17, 2010
1343 -	November 18, 2010
1344 -	November 24, 2010
1345 -	November 29, 2010
1346 -	December 2, 2010
1347 -	December 3, 2010
1348 -	December 7, 2010
1349 -	December 9, 2010
1350 -	December 10, 2010
1351 -	December 14, 2010
1352 -	December 15, 2010
1353 -	December 21, 2010
1354 -	December 22, 2010
1355 -	December 27, 2010
1356 -	December 28, 2010
1357 -	December 29, 2010
1358 -	December 30, 2010
1359 -	December 31, 2010

JNLNY Separate Account I

Financial Statements

December 31, 2010

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

					JNL/American		JNL/American	JNL/American
	JNL	JNL	JNL	JNL	Funds Blue Chip	JNL/American	Funds Global	Funds	JNL/American	JNL/American
	Institutional	Institutional	Institutional	Institutional	Income and	Funds Global	Small	Growth-	Funds	Funds New
	Alt 20	Alt 35	Alt 50	Alt 65	Growth	Bond	Capitalization	Income	International	World
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments, at value (a)	$22,417,478	$18,229,303	$32,486,874	$42,126,433	$9,396,411	$5,706,855	$6,409,168	$9,854,110	$4,824,671	$5,159,733
Receivables:
Investment securities sold	3,794	10,061	2,917	2,290	1,359	695	1,310	1,317	747	756
Sub-account units sold	64,819	9,168	11,971	17,886	25,332	1,883	109,425	7,810	30,914	19,356
Total assets	22,486,091	18,248,532	32,501,762	42,146,609	9,423,102	5,709,433	6,519,903	9,863,237	4,856,332	5,179,845

Liabilities
Payables:
Investment securities purchased	64,819	9,168	11,971	17,886	25,332	1,883	109,425	7,810	30,914	19,356
Sub-account units redeemed	2,836	9,292	1,550	477	969	439	1,019	908	543	536
Insurance fees due to Jackson
of New York	958	769	1,367	1,813	390	256	291	409	204	220
Total liabilities	68,613	19,229	14,888	20,176	26,691	2,578	110,735	9,127	31,661	20,112
Net assets (Note 7)	$22,417,478	$18,229,303	$32,486,874	$42,126,433	$9,396,411	$5,706,855	$6,409,168	$9,854,110	$4,824,671	$5,159,733

(a) Investment shares	1,565,466	1,211,249	2,097,280	2,621,433	904,371	546,111	574,813	942,977	444,670	454,202
Investments at cost	$20,329,511	$16,242,956	$29,118,548	$39,968,680	$8,562,485	$5,669,240	$5,787,137	$8,991,524	$4,451,143	$4,741,119

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

					JNL/Capital
			JNL/Capital	JNL/Capital	Guardian				JNL/Franklin
	JNL/BlackRock	JNL/BlackRock	Guardian	Guardian Global	U.S.	JNL/Eagle	JNL/Eagle		Templeton	JNL/Franklin
	Commodity	Global	Global	Diversified	Growth	Core	SmallCap	JNL/Franklin	Global	Templeton
	Securities	Allocation	Balanced	Research	Equity	Equity	Equity	Templeton Founding	Growth	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$31,623,300	$7,298,193	$18,133,177	$11,063,356	$20,024,681	$5,549,587	$29,936,116	$57,185,476	$9,349,260	$53,897,459
Receivables:
Investment securities sold	11,747	489	5,852	14,380	14,995	845	19,949	5,164	1,504	25,237
Sub-account units sold	110,391	9,708	4,823	323	1,675	363	51,064	20,718	2,564	38,739
Total assets	31,745,438	7,308,390	18,143,852	11,078,059	20,041,351	5,550,795	30,007,129	57,211,358	9,353,328	53,961,435

Liabilities
Payables:
Investment securities purchased	110,391	9,708	4,823	323	1,675	363	51,064	20,718	2,564	38,739
Sub-account units redeemed	10,296	176	5,042	13,894	14,107	601	18,631	2,617	1,103	22,873
Insurance fees due to Jackson
of New York	1,451	313	810	486	888	244	1,318	2,547	401	2,364
Total liabilities	122,138	10,197	10,675	14,703	16,670	1,208	71,013	25,882	4,068	63,976
Net assets (Note 7)	$31,623,300	$7,298,193	$18,133,177	$11,063,356	$20,024,681	$5,549,587	$29,936,116	$57,185,476	$9,349,260	$53,897,459

(a) Investment shares	2,869,628	705,139	1,904,746	476,253	945,006	757,106	1,368,195	6,476,271	1,157,087	5,336,382
Investments at cost	$26,747,479	$7,157,615	$17,704,046	$10,141,198	$17,508,467	$5,443,309	$25,525,340	$55,780,143	$9,151,150	$51,470,635

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

	JNL/Franklin		JNL/Franklin	JNL/	JNL/Goldman	JNL/
	Templeton Inter-	JNL/Franklin	Templeton	Goldman	Sachs	Goldman	JNL/Goldman	JNL/Invesco	JNL/Invesco	JNL/Invesco
	national Small	Templeton	Small Cap	Sachs	Emerging	Sachs	Sachs U.S.	Global Real	International	Large Cap
	Cap	Mutual	Value	Core Plus	Markets Debt	Mid Cap	Equity Flex	Estate	Growth	Growth
	Growth Portfolio	Shares Portfolio	Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$8,310,775	$17,073,033	$13,063,817	$23,678,347	$14,481,626	$11,927,668	$5,597,727	$16,691,213	$18,690,943	$13,781,275
Receivables:
Investment securities sold	1,237	2,133	6,069	4,953	176,968	9,141	1,501	1,572	2,591	14,127
Sub-account units sold	1,361	21,475	39,643	45,068	83,005	16,895	8,009	35,532	7,289	-
Total assets	8,313,373	17,096,641	13,109,529	23,728,368	14,741,599	11,953,704	5,607,237	16,728,317	18,700,823	13,795,402

Liabilities
Payables:
Investment securities purchased	1,361	21,475	39,643	45,068	83,005	16,895	8,009	35,532	7,289	-
Sub-account units redeemed	870	1,390	5,489	3,886	176,330	8,622	1,257	819	1,736	13,521
Insurance fees due to Jackson
of New York	367	743	580	1,067	638	519	244	753	855	606
Total liabilities	2,598	23,608	45,712	50,021	259,973	26,036	9,510	37,104	9,880	14,127
Net assets (Note 7)	$8,310,775	$17,073,033	$13,063,817	$23,678,347	$14,481,626	$11,927,668	$5,597,727	$16,691,213	$18,690,943	$13,781,275

(a) Investment shares	1,017,231	2,013,329	1,185,464	1,950,440	1,060,925	1,125,252	683,483	1,963,672	1,807,635	1,094,621
Investments at cost	$6,816,535	$15,840,999	$11,129,072	$23,293,748	$13,594,635	$10,487,045	$5,157,396	$16,117,148	$18,198,903	$12,099,816

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

	JNL/Invesco	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	JNL/JPMorgan	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G
	Small Cap	Asset	International	MidCap	U.S. Government	Emerging	Mid Cap	Global	Global	JNL/MCM
	Growth	Strategy	Value	Growth	& Quality Bond	Markets	Equity	Basics	Leaders	10 x 10
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$9,681,115	$30,214,491	$18,236,946	$19,305,101	$24,533,169	$56,930,536	$13,799,529	$1,664,376	$1,296,831	$28,350,841
Receivables:
Investment securities sold	3,704	4,585	4,222	51,038	11,668	57,485	2,852	1,936	95	2,912
Sub-account units sold	15,977	114,839	47,870	36,313	18,951	174,365	76	-	215	-
Total assets	9,700,796	30,333,915	18,289,038	19,392,452	24,563,788	57,162,386	13,802,457	1,666,312	1,297,141	28,353,753

Liabilities
Payables:
Investment securities purchased	15,977	114,839	47,870	36,313	18,951	174,365	76	-	215	-
Sub-account units redeemed	3,270	3,277	3,397	50,190	10,587	54,905	2,203	1,860	37	1,696
Insurance fees due to Jackson
of New York	434	1,308	825	848	1,081	2,580	649	76	58	1,216
Total liabilities	19,681	119,424	52,092	87,351	30,619	231,850	2,928	1,936	310	2,912
Net assets (Note 7)	$9,681,115	$30,214,491	$18,236,946	$19,305,101	$24,533,169	$56,930,536	$13,799,529	$1,664,376	$1,296,831	$28,350,841

(a) Investment shares	758,708	2,643,437	2,425,126	964,291	1,895,917	4,708,895	1,190,641	111,107	101,792	3,449,007
Investments at cost	$7,739,370	$27,622,309	$20,989,695	$14,561,596	$24,091,692	$48,932,644	$13,064,829	$1,387,348	$1,115,528	$26,900,116

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

				JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM
		JNL/MCM	JNL/MCM	Consumer	Dow	JNL/MCM	Financial	Global	Healthcare	JNL/MCM
	JNL/MCM	Bond Index	Communications	Brands	Dividend	European 30	Sector	Alpha	Sector	Index 5
	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$26,660,420	$22,460,718	$4,063,362	$3,220,260	$17,318,096	$1,305,737	$9,304,134	$917,015	$11,108,208	$29,866,828
Receivables:
Investment securities sold	31,642	4,933	548	413	2,103	506	3,137	126	1,112	31,347
Sub-account units sold	71,522	3,918	1,188	744	49,320	91	1,789	2,236	8,063	48,223
Total assets	26,763,584	22,469,569	4,065,098	3,221,417	17,369,519	1,306,334	9,309,060	919,377	11,117,383	29,946,398

Liabilities
Payables:
Investment securities purchased	71,522	3,918	1,188	744	49,320	91	1,789	2,236	8,063	48,223
Sub-account units redeemed	30,410	3,914	360	272	1,306	445	2,713	87	607	29,990
Insurance fees due to Jackson
of New York	1,232	1,019	188	141	797	61	424	39	505	1,357
Total liabilities	103,164	8,851	1,736	1,157	51,423	597	4,926	2,362	9,175	79,570
Net assets (Note 7)	$26,660,420	$22,460,718	$4,063,362	$3,220,260	$17,318,096	$1,305,737	$9,304,134	$917,015	$11,108,208	$29,866,828

(a) Investment shares	2,132,834	1,914,810	1,170,998	324,296	2,604,225	113,740	1,294,038	87,585	978,697	3,104,660
Investments at cost	$24,684,338	$21,744,153	$3,903,308	$2,846,324	$19,055,498	$1,251,621	$8,638,668	$884,970	$10,795,123	$23,846,096

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

	JNL/MCM				JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	International	JNL/MCM	JNL/MCM	JNL/MCM	NYSE	Oil & Gas	Pacific	JNL/MCM	S&P 400	S&P 500
	Index	JNL 5	JNL Optimized	Nasdaq 25	International	Sector	Rim 30	S&P 24	MidCap	Index
	Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Portfolio	Portfolio	Portfolio	Index Portfolio	Portfolio
Assets
Investments, at value (a)	$34,076,029	$255,346,979	$33,785,801	$5,544,742	$6,019,564	$30,493,279	$3,375,534	$1,552,338	$35,870,995	$65,927,693
Receivables:
Investment securities sold	10,240	96,144	2,762	943	1,309	76,351	2,573	164	27,644	23,494
Sub-account units sold	32,624	53,047	21,635	35	2,361	38,301	3,883	-	18,775	28,421
Total assets	34,118,893	255,496,170	33,810,198	5,545,720	6,023,234	30,607,931	3,381,990	1,552,502	35,917,414	65,979,608

Liabilities
Payables:
Investment securities purchased	32,624	53,047	21,635	35	2,361	38,301	3,883	-	18,775	28,421
Sub-account units redeemed	8,646	84,279	1,218	682	1,021	74,933	2,428	93	25,968	20,566
Insurance fees due to Jackson
of New York	1,594	11,865	1,544	261	288	1,418	145	71	1,676	2,928
Total liabilities	42,864	149,191	24,397	978	3,670	114,652	6,456	164	46,419	51,915
Net assets (Note 7)	$34,076,029	$255,346,979	$33,785,801	$5,544,742	$6,019,564	$30,493,279	$3,375,534	$1,552,338	$35,870,995	$65,927,693

(a) Investment shares	2,730,451	29,350,227	3,800,428	482,152	817,876	1,139,510	265,581	152,940	2,588,095	6,225,467
Investments at cost	$36,072,047	$305,942,102	$32,845,598	$4,999,482	$6,271,490	$28,359,426	$3,116,388	$1,359,210	$31,718,537	$59,705,687

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

							JNL/
		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer
	JNL/MCM	Select Small-	Small Cap	Technology	Value		Global	JNL/PAM	JNL/PAM	JNL/PIMCO
	S&P SMid	Cap	Index	Sector	Line 30	JNL/MCM	Growth	Asia ex-Japan	China-India	Real Return
	60 Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$11,166,607	$8,067,684	$31,065,969	$19,316,718	$31,853,672	$11,904,511	$21,461,730	$9,192,808	$21,617,761	$45,867,748
Receivables:
Investment securities sold	8,715	1,529	18,693	9,197	15,965	1,789	2,232	11,531	135,717	12,128
Sub-account units sold	7,433	-	41,524	94,283	1,267	116	3,641	-	48,709	148,660
Total assets	11,182,755	8,069,213	31,126,186	19,420,198	31,870,904	11,906,416	21,467,603	9,204,339	21,802,187	46,028,536

Liabilities
Payables:
Investment securities purchased	7,433	-	41,524	94,283	1,267	116	3,641	-	48,709	148,660
Sub-account units redeemed	8,204	1,156	17,223	8,295	14,485	1,229	1,263	11,123	134,738	10,086
Insurance fees due to Jackson
of New York	511	373	1,470	902	1,480	560	969	408	979	2,042
Total liabilities	16,148	1,529	60,217	103,480	17,232	1,905	5,873	11,531	184,426	160,788
Net assets (Note 7)	$11,166,607	$8,067,684	$31,065,969	$19,316,718	$31,853,672	$11,904,511	$21,461,730	$9,192,808	$21,617,761	$45,867,748

(a) Investment shares	985,579	727,474	2,463,598	2,675,446	2,424,176	1,707,964	2,049,831	946,736	2,420,802	3,803,296
Investments at cost	$9,251,867	$9,702,003	$26,239,704	$15,648,386	$34,234,917	$14,507,908	$20,366,712	$7,594,532	$18,525,643	$44,742,357

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

		JNL/	JNL/
		PPM	PPM	JNL/	JNL/	JNL/
	JNL/PIMCO	America	America	PPM America	PPM	Red Rocks		JNL/S&P	JNL/S&P	JNL/S&P
	Total Return	High Yield	Mid Cap	Small Cap	America	Listed		Competitive	Disciplined	Disciplined
	Bond	Bond	Value	Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Growth	Moderate
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$155,395,705	$38,138,201	$2,878,712	$2,589,196	$5,414,150	$5,977,442	$46,655,478	$5,117,229	$8,907,186	$23,776,900
Receivables:
Investment securities sold	56,719	7,964	2,236	526	344	2,952	10,958	547	613	1,669
Sub-account units sold	142,610	15,396	166,010	157,810	81	22,039	3,864	-	-	336
Total assets	155,595,034	38,161,561	3,046,958	2,747,532	5,414,575	6,002,433	46,670,300	5,117,776	8,907,799	23,778,905

Liabilities
Payables:
Investment securities purchased	142,610	15,396	166,010	157,810	81	22,039	3,864	-	-	336
Sub-account units redeemed	49,665	6,243	2,120	426	113	2,685	8,915	304	225	620
Insurance fees due to Jackson
of New York	7,054	1,721	116	100	231	267	2,043	243	388	1,049
Total liabilities	199,329	23,360	168,246	158,336	425	24,991	14,822	547	613	2,005
Net assets (Note 7)	$155,395,705	$38,138,201	$2,878,712	$2,589,196	$5,414,150	$5,977,442	$46,655,478	$5,117,229	$8,907,186	$23,776,900

(a) Investment shares	12,582,648	5,717,871	269,290	255,597	445,609	593,589	4,296,085	478,246	1,045,444	2,413,899
Investments at cost	$157,540,577	$36,376,976	$2,432,012	$2,286,054	$5,252,744	$4,968,983	$36,523,649	$4,274,116	$7,783,294	$21,696,193

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

				JNL/				JNL/
	JNL/S&P	JNL/S&P		S&P	JNL/	JNL/	JNL/	S&P
	Disciplined	Dividend	JNL/S&P	Managed	S&P	S&P	S&P	Managed
	Moderate	Income	Intrinsic	Aggressive	Managed	Managed	Managed	Moderate	JNL/S&P	JNL/Select
	Growth	& Growth	Value	Growth	Conservative	Growth	Moderate	Growth	Total Yield	Balanced
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments, at value (a)	$24,630,346	$11,456,915	$4,508,146	$69,459,420	$88,158,503	$168,908,532	$146,451,063	$210,716,117	$1,932,912	$56,078,412
Receivables:
Investment securities sold	2,742	2,098	311	7,834	80,633	166,454	285,940	163,519	581	6,144
Sub-account units sold	43	64,169	-	393,314	1,812	298,559	36,432	335,616	-	42,735
Total assets	24,633,131	11,523,182	4,508,457	69,860,568	88,240,948	169,373,545	146,773,435	211,215,252	1,933,493	56,127,291

Liabilities
Payables:
Investment securities purchased	43	64,169	-	393,314	1,812	298,559	36,432	335,616	-	42,735
Sub-account units redeemed	1,710	1,621	112	4,399	76,757	158,860	279,437	154,122	495	3,746
Insurance fees due to Jackson
of New York	1,032	477	199	3,435	3,876	7,594	6,503	9,397	86	2,398
Total liabilities	2,785	66,267	311	401,148	82,445	465,013	322,372	499,135	581	48,879
Net assets (Note 7)	$24,630,346	$11,456,915	$4,508,146	$69,459,420	$88,158,503	$168,908,532	$146,451,063	$210,716,117	$1,932,912	$56,078,412

(a) Investment shares	2,709,609	1,173,864	452,171	5,707,430	8,014,409	15,108,098	12,857,863	17,857,298	198,451	3,409,022
Investments at cost	$21,827,472	$10,242,060	$4,451,342	$64,104,770	$85,776,002	$157,093,623	$138,029,204	$196,804,498	$1,791,507	$51,673,629

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2010

		JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	JNL/Select	Select	Price	Price Mid-Cap	Price Short-	JNL/T. Rowe
	Money Market	Value	Established	Growth	Term	Price Value
	Portfolio	Portfolio	Growth Portfolio	Portfolio	Bond Portfolio	Portfolio
Assets
Investments, at value (a)	$25,380,754	$19,318,693	$54,173,715	$68,198,227	$13,770,108	$30,599,249
Receivables:
Investment securities sold	2,827	2,669	24,849	39,077	4,478	10,889
Sub-account units sold	145,014	53,289	57,754	109,613	7,780	5,012
Total assets	25,528,595	19,374,651	54,256,318	68,346,917	13,782,366	30,615,150

Liabilities
Payables:
Investment securities purchased	145,014	53,289	57,754	109,613	7,780	5,012
Sub-account units redeemed	1,713	1,800	22,491	36,098	3,864	9,527
Insurance fees due to Jackson
of New York	1,114	869	2,358	2,979	614	1,362
Total liabilities	147,841	55,958	82,603	148,690	12,258	15,901
Net assets (Note 7)	$25,380,754	$19,318,693	$54,173,715	$68,198,227	$13,770,108	$30,599,249

(a) Investment shares	25,380,754	1,112,187	2,552,955	2,290,068	1,393,736	2,822,809
Investments at cost	$25,380,754	$17,340,198	$46,724,362	$57,633,402	$13,897,968	$30,485,364
See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

					JNL/American
					Funds Blue		JNL/American	JNL/American
	JNL	JNL	JNL	JNL	Chip	JNL/American	Funds Global	Funds	JNL/American	JNL/American
	Institutional	Institutional	Institutional	Institutional	Income and	Funds Global	Small	Growth-	Funds	Funds New
	Alt 20	Alt 35	Alt 50	Alt 65	Growth	Bond	Capitalization	Income	International	World
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)
Investment income
Dividends	$100,678	$89,850	$157,770	$178,018	$-	$-	$-	$-	$-	$-

Expenses
Insurance charges (Note 3)	197,407	153,197	290,299	187,429	47,193	24,293	30,955	42,391	22,912	22,442
Total expenses	197,407	153,197	290,299	187,429	47,193	24,293	30,955	42,391	22,912	22,442
Net investment gain (loss)	(96,729)	(63,347)	(132,529)	(9,411)	(47,193)	(24,293)	(30,955)	(42,391)	(22,912)	(22,442)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	7,309	15,007	44,546	104,443	-	-	-	-	-	-
Investments	43,865	60,510	40,698	40,668	8,040	2,697	38,001	40,572	30,131	36,502
Net change in unrealized appreciation
(depreciation) on investments	1,901,526	1,763,003	3,125,072	1,923,426	833,926	37,615	622,031	862,587	373,528	418,615
Net realized and unrealized gain (loss)	1,952,700	1,838,520	3,210,316	2,068,537	841,966	40,312	660,032	903,159	403,659	455,117

Net increase (decrease) in net assets
from operations	$1,855,971	$1,775,173	$3,077,787	$2,059,126	$794,773	$16,019	$629,077	$860,768	$380,747	$432,675

(a) Commencement of operations May 3, 2010.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

					JNL/Capital
			JNL/Capital	JNL/Capital	Guardian				JNL/Franklin
	JNL/BlackRock	JNL/BlackRock	Guardian	Guardian Global	U.S.	JNL/Eagle	JNL/Eagle		Templeton	JNL/Franklin
	Commodity	Global	Global	Diversified	Growth	Core	SmallCap	JNL/Franklin	Global	Templeton
	Securities	Allocation	Balanced	Research	Equity	Equity	Equity	Templeton Founding	Growth	Income
	Portfolio	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Portfolio
Investment income
Dividends	$84,890	$-	$175,124	$71,141	$45,207	$13,821	$32,068	$1,508,299	$111,799	$1,798,682

Expenses
Insurance charges (Note 3)	455,740	9,532	253,100	160,401	288,679	69,675	229,924	790,273	115,154	693,055
Total expenses	455,740	9,532	253,100	160,401	288,679	69,675	229,924	790,273	115,154	693,055
Net investment gain (loss)	(370,850)	(9,532)	(77,976)	(89,260)	(243,472)	(55,854)	(197,856)	718,026	(3,355)	1,105,627

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-	-	-	-
Investments	(345,046)	101	(249,112)	(104,706)	155,690	(247,296)	416,177	(297,033)	(97,020)	63,664
Net change in unrealized appreciation
(depreciation) on investments	4,736,672	140,578	1,517,764	1,159,020	2,234,413	790,210	4,197,299	3,882,066	645,604	3,470,627
Net realized and unrealized gain (loss)	4,391,626	140,679	1,268,652	1,054,314	2,390,103	542,914	4,613,476	3,585,033	548,584	3,534,291

Net increase (decrease) in net assets
from operations	$4,020,776	$131,147	$1,190,676	$965,054	$2,146,631	$487,060	$4,415,620	$4,303,059	$545,229	$4,639,918

(a) Commencement of operations October 11, 2010.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

	JNL/Franklin		JNL/Franklin	JNL/	JNL/Goldman	JNL/
	Templeton Inter-	JNL/Franklin	Templeton	Goldman	Sachs	Goldman	JNL/Goldman	JNL/Invesco	JNL/Invesco	JNL/Invesco
	national Small	Templeton	Small Cap	Sachs	Emerging	Sachs	Sachs U.S.	Global Real	International	Large Cap
	Cap	Mutual	Value	Core Plus	Markets Debt	Mid Cap	Equity Flex	Estate	Growth	Growth
	Growth Portfolio	Shares Portfolio	Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$86,027	$3,261	$45,326	$581,529	$124,554	$52,104	$32,594	$638,172	$124,405	$33,251

Expenses
Insurance charges (Note 3)	109,168	208,568	131,546	354,760	150,690	131,612	69,081	200,039	310,715	179,747
Total expenses	109,168	208,568	131,546	354,760	150,690	131,612	69,081	200,039	310,715	179,747
Net investment gain (loss)	(23,141)	(205,307)	(86,220)	226,769	(26,136)	(79,508)	(36,487)	438,133	(186,310)	(146,496)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	262,117	31,203	-	-	-	-	-
Investments	134,027	(5,287)	112,438	270,919	455,185	(80,611)	(1,504)	(719,518)	(458,848)	6,006
Net change in unrealized appreciation
(depreciation) on investments	1,052,056	1,554,453	1,952,589	283,052	734,438	1,935,015	429,976	1,978,180	2,672,050	1,893,795
Net realized and unrealized gain (loss)	1,186,083	1,549,166	2,065,027	816,088	1,220,826	1,854,404	428,472	1,258,662	2,213,202	1,899,801

Net increase (decrease) in net assets
from operations	$1,162,942	$1,343,859	$1,978,807	$1,042,857	$1,194,690	$1,774,896	$391,985	$1,696,795	$2,026,892	$1,753,305

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

	JNL/Invesco	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	JNL/JPMorgan	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G
	Small Cap	Asset	International	MidCap	U.S. Government	Emerging	Mid Cap	Global	Global	JNL/MCM
	Growth	Strategy	Value	Growth	& Quality Bond	Markets	Equity	Basics	Leaders	10 x 10
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$-	$1,121	$448,886	$-	$656,301	$237,232	$60,364	$9,349	$3,913	$479,672

Expenses
Insurance charges (Note 3)	130,252	273,800	311,582	264,617	329,990	708,060	201,556	20,638	13,279	368,065
Total expenses	130,252	273,800	311,582	264,617	329,990	708,060	201,556	20,638	13,279	368,065
Net investment gain (loss)	(130,252)	(272,679)	137,304	(264,617)	326,311	(470,828)	(141,192)	(11,289)	(9,366)	111,607

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	1,939	-	-	-	-	-	5,629	12,611	12,462
Investments	167,843	(28,035)	(2,422,810)	872,742	319,972	1,587,219	(485,973)	31,154	17,873	(201,256)
Net change in unrealized appreciation
(depreciation) on investments	1,764,493	2,578,648	3,321,290	2,981,608	183,709	6,720,293	2,821,748	219,345	123,349	3,488,609
Net realized and unrealized gain (loss)	1,932,336	2,552,552	898,480	3,854,350	503,681	8,307,512	2,335,775	256,128	153,833	3,299,815

Net increase (decrease) in net assets
from operations	$1,802,084	$2,279,873	$1,035,784	$3,589,733	$829,992	$7,836,684	$2,194,583	$244,839	$144,467	$3,411,422

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

				JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM
		JNL/MCM	JNL/MCM	Consumer	Dow	JNL/MCM	Financial	Global	Healthcare	JNL/MCM
	JNL/MCM	Bond Index	Communications	Brands	Dividend	European 30	Sector	Alpha	Sector	Index 5
	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$573,472	$564,387	$68,428	$11,587	$452,371	$748	$99,315	$-	$113,361	$262,638

Expenses
Insurance charges (Note 3)	318,248	353,481	35,490	38,590	248,963	17,536	127,391	8,723	164,680	430,397
Total expenses	318,248	353,481	35,490	38,590	248,963	17,536	127,391	8,723	164,680	430,397
Net investment gain (loss)	255,224	210,906	32,938	(27,003)	203,408	(16,788)	(28,076)	(8,723)	(51,319)	(167,759)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	36,585	-	-	-	5,791	-	208	-	19,858
Investments	124,375	266,097	(99,108)	(27,644)	(981,447)	(14,529)	65,226	4,663	3,755	461,901
Net change in unrealized appreciation
(depreciation) on investments	2,409,732	285,687	539,162	452,062	2,238,825	37,524	805,524	33,127	299,550	3,205,761
Net realized and unrealized gain (loss)	2,534,107	588,369	440,054	424,418	1,257,378	28,786	870,750	37,998	303,305	3,687,520

Net increase (decrease) in net assets
from operations	$2,789,331	$799,275	$472,992	$397,415	$1,460,786	$11,998	$842,674	$29,275	$251,986	$3,519,761

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

	JNL/MCM				JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	International	JNL/MCM	JNL/MCM	JNL/MCM	NYSE	Oil & Gas	Pacific	JNL/MCM	S&P 400	S&P 500
	Index	JNL 5	JNL Optimized	Nasdaq 25	International	Sector	Rim 30	S&P 24	MidCap	Index
	Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Portfolio	Portfolio	Portfolio	Index Portfolio	Portfolio
Investment income
Dividends	$608,251	$5,040,856	$627,530	$9,861	$122,013	$250,541	$-	$3,899	$205,542	$789,736

Expenses
Insurance charges (Note 3)	538,198	4,159,143	492,036	81,794	94,680	390,294	31,891	19,850	501,809	917,853
Total expenses	538,198	4,159,143	492,036	81,794	94,680	390,294	31,891	19,850	501,809	917,853
Net investment gain (loss)	70,053	881,713	135,494	(71,933)	27,333	(139,753)	(31,891)	(15,951)	(296,267)	(128,117)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	451	-	267,408	73,285
Investments	(1,532,749)	(20,227,116)	(448,311)	47,800	(228,967)	(1,281,175)	37,962	(6,184)	(89,958)	703,451
Net change in unrealized appreciation
(depreciation) on investments	3,036,097	54,049,273	3,998,343	730,297	140,323	5,848,495	239,040	217,045	6,467,377	6,682,155
Net realized and unrealized gain (loss)	1,503,348	33,822,157	3,550,032	778,097	(88,644)	4,567,320	277,453	210,861	6,644,827	7,458,891

Net increase (decrease) in net assets
from operations	$1,573,401	$34,703,870	$3,685,526	$706,164	$(61,311)	$4,427,567	$245,562	$194,910	$6,348,560	$7,330,774

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

							JNL/
		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer
	JNL/MCM	Select Small-	Small Cap	Technology	Value		Global	JNL/PAM	JNL/PAM	JNL/PIMCO
	S&P SMid	Cap	Index	Sector	Line 30	JNL/MCM	Growth	Asia ex-Japan	China-India	Real Return
	60 Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$10,366	$33,404	$175,354	$27,970	$173,999	$260,160	$150,755	$8,653	$-	$593,450

Expenses
Insurance charges (Note 3)	197,221	108,622	471,543	351,339	501,795	190,082	302,148	109,969	272,159	594,818
Total expenses	197,221	108,622	471,543	351,339	501,795	190,082	302,148	109,969	272,159	594,818
Net investment gain (loss)	(186,855)	(75,218)	(296,189)	(323,369)	(327,796)	70,078	(151,393)	(101,316)	(272,159)	(1,368)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-	-	198,070	849,023
Investments	794,399	(676,266)	(80,113)	2,143,080	(1,925,925)	(1,302,607)	(585,722)	125,628	770,949	438,351
Net change in unrealized appreciation
(depreciation) on investments	530,162	1,560,200	6,548,213	(218,377)	7,989,342	2,705,694	3,103,878	1,106,417	1,406,217	481,106
Net realized and unrealized gain (loss)	1,324,561	883,934	6,468,100	1,924,703	6,063,417	1,403,087	2,518,156	1,232,045	2,375,236	1,768,480

Net increase (decrease) in net assets
from operations	$1,137,706	$808,716	$6,171,911	$1,601,334	$5,735,621	$1,473,165	$2,366,763	$1,130,729	$2,103,077	$1,767,112
See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

		JNL/	JNL/
		PPM	PPM	JNL/	JNL/	JNL/
	JNL/PIMCO	America	America	PPM America	PPM	Red Rocks		JNL/S&P	JNL/S&P	JNL/S&P
	Total Return	High Yield	Mid Cap	Small Cap	America	Listed		Competitive	Disciplined	Disciplined
	Bond	Bond	Value	Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Growth	Moderate
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$3,168,762	$2,366,303	$55	$3,127	$57,564	$9,550	$-	$39,338	$93,985	$192,480

Expenses
Insurance charges (Note 3)	2,186,307	527,096	25,778	21,469	57,238	52,526	628,802	118,731	111,777	266,580
Total expenses	2,186,307	527,096	25,778	21,469	57,238	52,526	628,802	118,731	111,777	266,580
Net investment gain (loss)	982,455	1,839,207	(25,723)	(18,342)	326	(42,976)	(628,802)	(79,393)	(17,792)	(74,100)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	5,751,877	-	-	115,847	-	30,621	31,014	194,893	-	-
Investments	1,518,012	680,661	(128,519)	40,927	(74,870)	110,567	1,136,754	1,698,610	82,292	110,147
Net change in unrealized appreciation
(depreciation) on investments	(2,304,255)	1,528,002	346,319	252,748	651,243	750,090	4,048,162	(1,102,660)	762,182	1,839,323
Net realized and unrealized gain (loss)	4,965,634	2,208,663	217,800	409,522	576,373	891,278	5,215,930	790,843	844,474	1,949,470

Net increase (decrease) in net assets
from operations	$5,948,089	$4,047,870	$192,077	$391,180	$576,699	$848,302	$4,587,128	$711,450	$826,682	$1,875,370

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

				JNL/				JNL/
	JNL/S&P	JNL/S&P		S&P	JNL/	JNL/	JNL/	S&P
	Disciplined	Dividend	JNL/S&P	Managed	S&P	S&P	S&P	Managed
	Moderate	Income	Intrinsic	Aggressive	Managed	Managed	Managed	Moderate	JNL/S&P	JNL/Select
	Growth	& Growth	Value	Growth	Conservative	Growth	Moderate	Growth	Total Yield	Balanced
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Investment income
Dividends	$224,779	$122,625	$18,550	$432,679	$1,876,687	$1,422,606	$2,486,366	$2,267,995	$13,361	$601,310

Expenses
Insurance charges (Note 3)	273,266	114,359	39,009	1,073,179	1,040,029	2,318,909	1,868,040	2,743,651	19,748	661,582
Total expenses	273,266	114,359	39,009	1,073,179	1,040,029	2,318,909	1,868,040	2,743,651	19,748	661,582
Net investment gain (loss)	(48,487)	8,266	(20,459)	(640,500)	836,658	(896,303)	618,326	(475,656)	(6,387)	(60,272)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	428,204	257,426	-	-	-	-	-	38,043	-
Investments	118,821	215,181	206,135	(562,009)	304,858	(1,074,379)	434,202	536,924	27,668	192,985
Net change in unrealized appreciation
(depreciation) on investments	2,371,880	657,325	(222,032)	9,873,293	3,172,633	21,741,166	9,987,492	19,431,578	57,815	4,065,451
Net realized and unrealized gain (loss)	2,490,701	1,300,710	241,529	9,311,284	3,477,491	20,666,787	10,421,694	19,968,502	123,526	4,258,436

Net increase (decrease) in net assets
from operations	$2,442,214	$1,308,976	$221,070	$8,670,784	$4,314,149	$19,770,484	$11,040,020	$19,492,846	$117,139	$4,198,164

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2010

		JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	JNL/Select	Select	Price	Price Mid-Cap	Price Short-	JNL/T. Rowe
	Money Market	Value	Established	Growth	Term	Price Value
	Portfolio	Portfolio	Growth Portfolio	Portfolio	Bond Portfolio	Portfolio
Investment income
Dividends	$-	$160,648	$19,038	$99,926	$159,402	$270,302

Expenses
Insurance charges (Note 3)	381,514	258,494	704,384	827,651	182,173	422,086
Total expenses	381,514	258,494	704,384	827,651	182,173	422,086
Net investment gain (loss)	(381,514)	(97,846)	(685,346)	(727,725)	(22,771)	(151,784)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	1,296,443	-	-
Investments	-	44,451	263,226	728,805	(25,658)	(878,594)
Net change in unrealized appreciation
(depreciation) on investments	-	1,990,836	7,198,402	11,215,855	140,974	4,603,390
Net realized and unrealized gain (loss)	-	2,035,287	7,461,628	13,241,103	115,316	3,724,796

Net increase (decrease) in net assets
from operations	$(381,514)	$1,937,441	$6,776,282	$12,513,378	$92,545	$3,573,012

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

					JNL/American
					Funds Blue		JNL/American	JNL/American
	JNL	JNL	JNL	JNL	Chip	JNL/American	Funds Global	Funds	JNL/American	JNL/American
	Institutional	Institutional	Institutional	Institutional	Income and	Funds Global	Small	Growth-	Funds	Funds New
	Alt 20	Alt 35	Alt 50	Alt 65	Growth	Bond	Capitalization	Income	International	World
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)
Operations
Net investment income (loss)	$(96,729)	$(63,347)	$(132,529)	$(9,411)	$(47,193)	$(24,293)	$(30,955)	$(42,391)	$(22,912)	$(22,442)
Net realized gain (loss) on investments	51,174	75,517	85,244	145,111	8,040	2,697	38,001	40,572	30,131	36,502
Net change in unrealized appreciation
(depreciation) on investments	1,901,526	1,763,003	3,125,072	1,923,426	833,926	37,615	622,031	862,587	373,528	418,615
Net increase (decrease) in net assets
from operations	1,855,971	1,775,173	3,077,787	2,059,126	794,773	16,019	629,077	860,768	380,747	432,675

Contract transactions 1
Purchase payments (Note 4)	12,909,049	9,882,962	16,279,086	7,554,524	7,636,271	4,070,867	2,654,143	7,887,694	3,899,641	3,466,477
Surrenders and terminations	(334,152)	(295,345)	(629,700)	(385,776)	(127,788)	(73,812)	(68,716)	(131,736)	(43,812)	(62,168)
Transfers between portfolios	3,441,923	2,325,687	3,190,957	28,758,114	1,093,232	1,693,816	3,195,532	1,237,445	588,126	1,322,812
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(544)	(2,085)	(3,017)	(2,235)	(77)	(35)	(868)	(61)	(31)	(63)
Net increase (decrease) in net assets from
contract transactions	16,016,276	11,911,219	18,837,326	35,924,627	8,601,638	5,690,836	5,780,091	8,993,342	4,443,924	4,727,058

Net increase (decrease) in net assets	17,872,247	13,686,392	21,915,113	37,983,753	9,396,411	5,706,855	6,409,168	9,854,110	4,824,671	5,159,733

Net assets beginning of period	4,545,231	4,542,911	10,571,761	4,142,680	-	-	-	-	-	-

Net assets end of period	$22,417,478	$18,229,303	$32,486,874	$42,126,433	$9,396,411	$5,706,855	$6,409,168	$9,854,110	$4,824,671	$5,159,733

1 Contract unit transactions
Units Outstanding at December 31, 2009	361,252	347,489	788,104	300,164	-	-	-	-	-	-

Units Issued	1,303,386	982,194	1,478,288	2,497,368	1,082,722	560,569	723,237	984,682	480,995	491,357
Units Redeemed	(64,118)	(92,861)	(126,174)	(122,713)	(169,192)	(8,505)	(141,982)	(32,167)	(31,721)	(32,426)

Units Outstanding at December 31, 2010	1,600,520	1,236,822	2,140,218	2,674,819	913,530	552,064	581,255	952,515	449,274	458,931

(a) Commencement of operations May 3, 2010.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

					JNL/Capital
			JNL/Capital	JNL/Capital	Guardian				JNL/Franklin
	JNL/BlackRock	JNL/BlackRock	Guardian	Guardian Global	U.S.	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin
	Commodity	Global	Global	Diversified	Growth	Core	SmallCap	Templeton	Global	Templeton
	Securities	Allocation	Balanced	Research	Equity	Equity	Equity	Founding	Growth	Income
	Portfolio	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(370,850)	$(9,532)	$(77,976)	$(89,260)	$(243,472)	$(55,854)	$(197,856)	$718,026	$(3,355)	$1,105,627
Net realized gain (loss) on investments	(345,046)	101	(249,112)	(104,706)	155,690	(247,296)	416,177	(297,033)	(97,020)	63,664
Net change in unrealized appreciation
(depreciation) on investments	4,736,672	140,578	1,517,764	1,159,020	2,234,413	790,210	4,197,299	3,882,066	645,604	3,470,627
Net increase (decrease) in net assets
from operations	4,020,776	131,147	1,190,676	965,054	2,146,631	487,060	4,415,620	4,303,059	545,229	4,639,918

Contract transactions 1
Purchase payments (Note 4)	6,959,483	5,208,719	3,735,207	2,795,685	4,470,718	1,719,428	4,044,743	13,628,500	2,953,891	13,556,456
Surrenders and terminations	(1,314,000)	(9,148)	(1,373,572)	(602,396)	(996,301)	(759,685)	(866,277)	(2,725,031)	(342,405)	(2,507,392)
Transfers between portfolios	(6,357,618)	1,967,518	604,992	(946,041)	(551,900)	(204,915)	12,082,939	403,452	364,019	3,536,865
Net annuitization transactions	-	-	-	(290)	-	-	-	-	-	-
Policyholder charges (Note 3)	(16,203)	(43)	(9,308)	(3,313)	(6,359)	(6,840)	(5,393)	(45,783)	(3,790)	(21,013)
Net increase (decrease) in net assets from
contract transactions	(728,338)	7,167,046	2,957,319	1,243,645	2,916,158	747,988	15,256,012	11,261,138	2,971,715	14,564,916

Net increase (decrease) in net assets	3,292,438	7,298,193	4,147,995	2,208,699	5,062,789	1,235,048	19,671,632	15,564,197	3,516,944	19,204,834

Net assets beginning of period	28,330,862	-	13,985,182	8,854,657	14,961,892	4,314,539	10,264,484	41,621,279	5,832,316	34,692,625

Net assets end of period	$31,623,300	$7,298,193	$18,133,177	$11,063,356	$20,024,681	$5,549,587	$29,936,116	$57,185,476	$9,349,260	$53,897,459

1 Contract unit transactions
Units Outstanding at December 31, 2009	2,933,991	-	1,299,082	445,523	800,330	327,716	520,649	5,213,865	782,372	3,530,627

Units Issued	1,467,495	709,539	501,314	192,256	514,171	166,503	1,017,763	2,213,085	561,735	1,874,090
Units Redeemed	(1,570,592)	(1,945)	(232,537)	(156,244)	(405,758)	(140,666)	(431,347)	(838,666)	(155,655)	(463,362)

Units Outstanding at December 31, 2010	2,830,894	707,594	1,567,859	481,535	908,743	353,553	1,107,065	6,588,284	1,188,452	4,941,355

(a) Commencement of operations October 11, 2010.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/Franklin		JNL/Franklin	JNL/	JNL/Goldman	JNL/
	Templeton Inter-	JNL/Franklin	Templeton	Goldman	Sachs	Goldman	JNL/Goldman	JNL/Invesco	JNL/Invesco	JNL/Invesco
	national Small	Templeton	Small Cap	Sachs	Emerging	Sachs	Sachs U.S.	Global Real	International	Large Cap
	Cap	Mutual	Value	Core Plus	Markets Debt	Mid Cap	Equity Flex	Estate	Growth	Growth
	Growth Portfolio	Shares Portfolio	Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(23,141)	$(205,307)	$(86,220)	$226,769	$(26,136)	$(79,508)	$(36,487)	$438,133	$(186,310)	$(146,496)
Net realized gain (loss) on investments	134,027	(5,287)	112,438	533,036	486,388	(80,611)	(1,504)	(719,518)	(458,848)	6,006
Net change in unrealized appreciation
(depreciation) on investments	1,052,056	1,554,453	1,952,589	283,052	734,438	1,935,015	429,976	1,978,180	2,672,050	1,893,795
Net increase (decrease) in net assets
from operations	1,162,942	1,343,859	1,978,807	1,042,857	1,194,690	1,774,896	391,985	1,696,795	2,026,892	1,753,305

Contract transactions 1
Purchase payments (Note 4)	2,157,908	5,832,192	2,770,145	6,024,564	5,349,926	4,123,715	1,604,029	3,951,073	4,213,354	3,754,692
Surrenders and terminations	(326,821)	(761,835)	(443,574)	(1,936,406)	(490,906)	(598,554)	(228,442)	(700,350)	(1,000,459)	(1,080,411)
Transfers between portfolios	(219,688)	511,298	2,979,641	496,837	4,754,431	937,884	325,771	1,920,328	(2,759,332)	(42,093)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(2,980)	(4,243)	(4,355)	(10,376)	(2,876)	(3,826)	(1,621)	(5,753)	(7,484)	(8,061)
Net increase (decrease) in net assets from
contract transactions	1,608,419	5,577,412	5,301,857	4,574,619	9,610,575	4,459,219	1,699,737	5,165,298	446,079	2,624,127

Net increase (decrease) in net assets	2,771,361	6,921,271	7,280,664	5,617,476	10,805,265	6,234,115	2,091,722	6,862,093	2,472,971	4,377,432

Net assets beginning of period	5,539,414	10,151,762	5,783,153	18,060,871	3,676,361	5,693,553	3,506,005	9,829,120	16,217,972	9,403,843

Net assets end of period	$8,310,775	$17,073,033	$13,063,817	$23,678,347	$14,481,626	$11,927,668	$5,597,727	$16,691,213	$18,690,943	$13,781,275

1 Contract unit transactions
Units Outstanding at December 31, 2009	826,223	1,351,464	574,045	885,687	315,732	536,134	435,818	918,721	1,139,510	892,483

Units Issued	639,347	986,769	625,874	470,152	1,264,391	597,709	376,822	1,098,085	517,216	548,961
Units Redeemed	(422,017)	(269,651)	(162,388)	(272,258)	(493,460)	(220,251)	(162,915)	(662,575)	(475,289)	(317,494)

Units Outstanding at December 31, 2010	1,043,553	2,068,582	1,037,531	1,083,581	1,086,663	913,592	649,725	1,354,231	1,181,437	1,123,950

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

					JNL/JPMorgan
	JNL/Invesco	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S.	JNL/Lazard	JNL/Lazard	JNL/M&G	JNL/M&G
	Small Cap	Asset	International	MidCap	Government	Emerging	Mid Cap	Global	Global	JNL/MCM
	Growth	Strategy	Value	Growth	& Quality Bond	Markets	Equity	Basics	Leaders	10 x 10
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(130,252)	$(272,679)	$137,304	$(264,617)	$326,311	$(470,828)	$(141,192)	$(11,289)	$(9,366)	$111,607
Net realized gain (loss) on investments	167,843	(26,096)	(2,422,810)	872,742	319,972	1,587,219	(485,973)	36,783	30,484	(188,794)
Net change in unrealized appreciation
(depreciation) on investments	1,764,493	2,578,648	3,321,290	2,981,608	183,709	6,720,293	2,821,748	219,345	123,349	3,488,609
Net increase (decrease) in net assets
from operations	1,802,084	2,279,873	1,035,784	3,589,733	829,992	7,836,684	2,194,583	244,839	144,467	3,411,422

Contract transactions 1
Purchase payments (Note 4)	1,726,274	17,483,718	3,283,896	2,272,016	7,906,397	12,783,716	1,745,692	390,049	689,402	4,994,228
Surrenders and terminations	(598,910)	(504,141)	(1,208,462)	(1,181,599)	(1,650,318)	(2,252,627)	(1,015,285)	(38,724)	(22,674)	(963,781)
Transfers between portfolios	404,830	6,271,094	(3,962,004)	(409,961)	395,482	7,930,872	581,117	452,586	21,095	(98,129)
Net annuitization transactions	-	-	-	(342)	(3,812)	-	-	-	-	(266,118)
Policyholder charges (Note 3)	(6,292)	(2,805)	(13,433)	(5,523)	(10,050)	(18,647)	(7,100)	(75)	(819)	(11,202)
Net increase (decrease) in net assets from
contract transactions	1,525,902	23,247,866	(1,900,003)	674,591	6,637,699	18,443,314	1,304,424	803,836	687,004	3,654,998

Net increase (decrease) in net assets	3,327,986	25,527,739	(864,219)	4,264,324	7,467,691	26,279,998	3,499,007	1,048,675	831,471	7,066,420

Net assets beginning of period	6,353,129	4,686,752	19,101,165	15,040,777	17,065,478	30,650,538	10,300,522	615,701	465,360	21,284,421

Net assets end of period	$9,681,115	$30,214,491	$18,236,946	$19,305,101	$24,533,169	$56,930,536	$13,799,529	$1,664,376	$1,296,831	$28,350,841

1 Contract unit transactions
Units Outstanding at December 31, 2009	522,399	452,134	1,587,158	882,248	1,008,079	2,620,394	654,317	50,744	41,361	2,817,806

Units Issued	224,339	2,550,092	498,592	175,543	662,993	3,266,891	259,673	177,062	81,109	811,271
Units Redeemed	(109,343)	(305,838)	(654,203)	(173,952)	(322,275)	(1,826,837)	(197,673)	(114,418)	(19,027)	(355,624)

Units Outstanding at December 31, 2010	637,395	2,696,388	1,431,547	883,839	1,348,797	4,060,448	716,317	113,388	103,443	3,273,453

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

				JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM
		JNL/MCM	JNL/MCM	Consumer	Dow	JNL/MCM	Financial	Global	Healthcare	JNL/MCM
	JNL/MCM	Bond Index	Communications	Brands	Dividend	European 30	Sector	Alpha	Sector	Index 5
	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$255,224	$210,906	$32,938	$(27,003)	$203,408	$(16,788)	$(28,076)	$(8,723)	$(51,319)	$(167,759)
Net realized gain (loss) on investments	124,375	302,682	(99,108)	(27,644)	(981,447)	(8,738)	65,226	4,871	3,755	481,759
Net change in unrealized appreciation
(depreciation) on investments	2,409,732	285,687	539,162	452,062	2,238,825	37,524	805,524	33,127	299,550	3,205,761
Net increase (decrease) in net assets
from operations	2,789,331	799,275	472,992	397,415	1,460,786	11,998	842,674	29,275	251,986	3,519,761

Contract transactions 1
Purchase payments (Note 4)	3,337,443	3,877,975	661,519	688,334	3,177,938	431,002	1,582,498	417,776	2,566,360	3,588,556
Surrenders and terminations	(1,168,187)	(2,135,219)	(78,140)	(102,359)	(711,656)	(85,629)	(374,459)	(20,649)	(473,140)	(858,543)
Transfers between portfolios	12,314,402	937,307	1,439,812	565,131	41,134	19,008	270,055	376,996	(52,848)	623,033
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(8,065)	(16,163)	(707)	(1,554)	(9,740)	(642)	(4,815)	(86)	(6,095)	(13,048)
Net increase (decrease) in net assets from
contract transactions	14,475,593	2,663,900	2,022,484	1,149,552	2,497,676	363,739	1,473,279	774,037	2,034,277	3,339,998

Net increase (decrease) in net assets	17,264,924	3,463,175	2,495,476	1,546,967	3,958,462	375,737	2,315,953	803,312	2,286,263	6,859,759

Net assets beginning of period	9,395,496	18,997,543	1,567,886	1,673,293	13,359,634	930,000	6,988,181	113,703	8,821,945	23,007,069

Net assets end of period	$26,660,420	$22,460,718	$4,063,362	$3,220,260	$17,318,096	$1,305,737	$9,304,134	$917,015	$11,108,208	$29,866,828

1 Contract unit transactions
Units Outstanding at December 31, 2009	838,042	1,526,932	345,890	181,606	2,177,379	78,186	1,049,270	11,560	792,993	2,741,732

Units Issued	1,509,570	460,965	534,385	233,813	1,091,655	71,212	590,994	101,534	395,961	690,772
Units Redeemed	(407,040)	(262,506)	(133,946)	(128,838)	(711,224)	(40,222)	(392,892)	(23,790)	(217,839)	(309,100)

Units Outstanding at December 31, 2010	1,940,572	1,725,391	746,329	286,581	2,557,810	109,176	1,247,372	89,304	971,115	3,123,404
See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/MCM				JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM
	International	JNL/MCM	JNL/MCM	JNL/MCM	NYSE	Oil & Gas	Pacific	JNL/MCM	S&P 400	S&P 500
	Index	JNL 5	JNL Optimized	Nasdaq 25	International	Sector	Rim 30	S&P 24	MidCap	Index
	Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio	Portfolio	Portfolio	Portfolio	Index Portfolio	Portfolio
Operations
Net investment income (loss)	$70,053	$881,713	$135,494	$(71,933)	$27,333	$(139,753)	$(31,891)	$(15,951)	$(296,267)	$(128,117)
Net realized gain (loss) on investments	(1,532,749)	(20,227,116)	(448,311)	47,800	(228,967)	(1,281,175)	38,413	(6,184)	177,450	776,736
Net change in unrealized appreciation
(depreciation) on investments	3,036,097	54,049,273	3,998,343	730,297	140,323	5,848,495	239,040	217,045	6,467,377	6,682,155
Net increase (decrease) in net assets
from operations	1,573,401	34,703,870	3,685,526	706,164	(61,311)	4,427,567	245,562	194,910	6,348,560	7,330,774

Contract transactions 1
Purchase payments (Note 4)	3,477,190	13,019,504	4,380,580	965,040	1,092,501	5,191,281	974,493	405,096	2,982,706	15,344,491
Surrenders and terminations	(2,662,245)	(16,385,736)	(1,626,655)	(209,297)	(290,689)	(1,264,781)	(104,998)	(95,056)	(2,767,910)	(3,650,183)
Transfers between portfolios	(410,333)	(25,475,301)	378,163	(147,875)	126,182	1,973,151	1,411,228	70,746	5,079,184	1,764,846
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(17,027)	(219,998)	(17,377)	(2,540)	(4,026)	(16,489)	(1,066)	(461)	(17,099)	(26,021)
Net increase (decrease) in net assets from
contract transactions	387,585	(29,061,531)	3,114,711	605,328	923,968	5,883,162	2,279,657	380,325	5,276,881	13,433,133

Net increase (decrease) in net assets	1,960,986	5,642,339	6,800,237	1,311,492	862,657	10,310,729	2,525,219	575,235	11,625,441	20,763,907

Net assets beginning of period	32,115,043	249,704,640	26,985,564	4,233,250	5,156,907	20,182,550	850,315	977,103	24,245,554	45,163,786

Net assets end of period	$34,076,029	$255,346,979	$33,785,801	$5,544,742	$6,019,564	$30,493,279	$3,375,534	$1,552,338	$35,870,995	$65,927,693

1 Contract unit transactions
Units Outstanding at December 31, 2009	2,237,818	26,219,235	3,138,765	441,062	628,748	772,012	72,901	117,686	1,819,686	4,735,840

Units Issued	524,906	1,900,001	884,028	320,403	310,452	521,745	309,769	79,055	876,696	3,257,077
Units Redeemed	(501,683)	(4,840,665)	(506,386)	(260,840)	(208,712)	(300,096)	(122,783)	(34,158)	(521,029)	(1,881,403)

Units Outstanding at December 31, 2010	2,261,041	23,278,571	3,516,407	500,625	730,488	993,661	259,887	162,583	2,175,353	6,111,514

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

							JNL/
		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer
	JNL/MCM	Select Small-	Small Cap	Technology	Value		Global	JNL/PAM	JNL/PAM	JNL/PIMCO
	S&P SMid	Cap	Index	Sector	Line 30	JNL/MCM	Growth	Asia ex-Japan	China-India	Real Return
	60 Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(186,855)	$(75,218)	$(296,189)	$(323,369)	$(327,796)	$70,078	$(151,393)	$(101,316)	$(272,159)	$(1,368)
Net realized gain (loss) on investments	794,399	(676,266)	(80,113)	2,143,080	(1,925,925)	(1,302,607)	(585,722)	125,628	969,019	1,287,374
Net change in unrealized appreciation
(depreciation) on investments	530,162	1,560,200	6,548,213	(218,377)	7,989,342	2,705,694	3,103,878	1,106,417	1,406,217	481,106
Net increase (decrease) in net assets
from operations	1,137,706	808,716	6,171,911	1,601,334	5,735,621	1,473,165	2,366,763	1,130,729	2,103,077	1,767,112

Contract transactions 1
Purchase payments (Note 4)	1,307,317	698,690	2,760,005	4,004,666	1,562,513	1,237,738	4,508,268	2,185,749	6,125,560	16,298,221
Surrenders and terminations	(549,233)	(551,350)	(2,663,289)	(829,361)	(1,597,355)	(901,777)	(1,128,402)	(302,299)	(695,232)	(2,279,188)
Transfers between portfolios	(109,914)	796,135	(600,409)	(5,970,480)	(3,518,526)	(1,637,612)	(49,379)	241,156	(2,061,787)	3,280,112
Net annuitization transactions	-	-	-	-	-	-	-	-	-	(184,258)
Policyholder charges (Note 3)	(3,437)	(3,772)	(14,145)	(9,119)	(20,394)	(20,995)	(8,983)	(3,517)	(8,527)	(17,613)
Net increase (decrease) in net assets from
contract transactions	644,733	939,703	(517,838)	(2,804,294)	(3,573,762)	(1,322,646)	3,321,504	2,121,089	3,360,014	17,097,274

Net increase (decrease) in net assets	1,782,439	1,748,419	5,654,073	(1,202,960)	2,161,859	150,519	5,688,267	3,251,818	5,463,091	18,864,386

Net assets beginning of period	9,384,168	6,319,265	25,411,896	20,519,678	29,691,813	11,753,992	15,773,463	5,940,990	16,154,670	27,003,362

Net assets end of period	$11,166,607	$8,067,684	$31,065,969	$19,316,718	$31,853,672	$11,904,511	$21,461,730	$9,192,808	$21,617,761	$45,867,748

1 Contract unit transactions
Units Outstanding at December 31, 2009	976,466	571,945	2,128,028	3,339,358	2,880,074	1,195,986	1,313,886	741,299	2,160,392	2,267,443

Units Issued	1,333,869	177,313	773,872	1,734,177	273,493	170,962	686,266	648,073	1,518,407	1,854,919
Units Redeemed	(1,333,767)	(110,339)	(809,498)	(2,230,449)	(590,012)	(297,814)	(430,347)	(414,174)	(1,158,698)	(494,097)

Units Outstanding at December 31, 2010	976,568	638,919	2,092,402	2,843,086	2,563,555	1,069,134	1,569,805	975,198	2,520,101	3,628,265

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

		JNL/	JNL/
		PPM	PPM	JNL/	JNL/	JNL/
	JNL/PIMCO	America	America	PPM America	PPM	Red Rocks		JNL/S&P	JNL/S&P	JNL/S&P
	Total Return	High Yield	Mid Cap	Small Cap	America	Listed		Competitive	Disciplined	Disciplined
	Bond	Bond	Value	Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Growth	Moderate
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$982,455	$1,839,207	$(25,723)	$(18,342)	$326	$(42,976)	$(628,802)	$(79,393)	$(17,792)	$(74,100)
Net realized gain (loss) on investments	7,269,889	680,661	(128,519)	156,774	(74,870)	141,188	1,167,768	1,893,503	82,292	110,147
Net change in unrealized appreciation
(depreciation) on investments	(2,304,255)	1,528,002	346,319	252,748	651,243	750,090	4,048,162	(1,102,660)	762,182	1,839,323
Net increase (decrease) in net assets
from operations	5,948,089	4,047,870	192,077	391,180	576,699	848,302	4,587,128	711,450	826,682	1,875,370

Contract transactions 1
Purchase payments (Note 4)	55,206,972	8,440,440	960,517	1,163,699	674,574	2,254,180	8,355,244	795,630	2,814,618	9,061,107
Surrenders and terminations	(12,095,702)	(2,951,239)	(177,686)	(176,593)	(176,540)	(121,298)	(1,532,956)	(403,760)	(191,845)	(922,336)
Transfers between portfolios	10,436,801	(218,600)	1,135,049	431,509	1,173,281	1,343,787	9,014	(7,360,263)	(383,666)	4,317,918
Net annuitization transactions	-	-	-	-	(2,507)	-	-	-	-	-
Policyholder charges (Note 3)	(64,448)	(17,861)	(1,741)	(496)	(1,448)	(1,124)	(20,355)	(2,554)	(2,023)	(15,409)
Net increase (decrease) in net assets from
contract transactions	53,483,623	5,252,740	1,916,139	1,418,119	1,667,360	3,475,545	6,810,947	(6,970,947)	2,237,084	12,441,280

Net increase (decrease) in net assets	59,431,712	9,300,610	2,108,216	1,809,299	2,244,059	4,323,847	11,398,075	(6,259,497)	3,063,766	14,316,650

Net assets beginning of period	95,963,993	28,837,591	770,496	779,897	3,170,091	1,653,595	35,257,403	11,376,726	5,843,420	9,460,250

Net assets end of period	$155,395,705	$38,138,201	$2,878,712	$2,589,196	$5,414,150	$5,977,442	$46,655,478	$5,117,229	$8,907,186	$23,776,900

1 Contract unit transactions
Units Outstanding at December 31, 2009	5,846,975	2,221,113	94,252	94,853	298,866	202,189	3,784,689	1,168,894	755,099	1,067,174

Units Issued	4,437,011	1,435,280	505,702	187,379	142,166	519,707	1,291,847	189,830	476,208	1,578,266
Units Redeemed	(1,472,474)	(1,098,171)	(323,754)	(32,309)	(46,104)	(134,287)	(605,238)	(884,442)	(194,891)	(196,847)

Units Outstanding at December 31, 2010	8,811,512	2,558,222	276,200	249,923	394,928	587,609	4,471,298	474,282	1,036,416	2,448,593

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

				JNL/				JNL/
	JNL/S&P	JNL/S&P		S&P	JNL/	JNL/	JNL/	S&P
	Disciplined	Dividend	JNL/S&P	Managed	S&P	S&P	S&P	Managed
	Moderate	Income	Intrinsic	Aggressive	Managed	Managed	Managed	Moderate	JNL/S&P	JNL/Select
	Growth	& Growth	Value	Growth	Conservative	Growth	Moderate	Growth	Total Yield	Balanced
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(48,487)	$8,266	$(20,459)	$(640,500)	$836,658	$(896,303)	$618,326	$(475,656)	$(6,387)	$(60,272)
Net realized gain (loss) on investments	118,821	643,385	463,561	(562,009)	304,858	(1,074,379)	434,202	536,924	65,711	192,985
Net change in unrealized appreciation
(depreciation) on investments	2,371,880	657,325	(222,032)	9,873,293	3,172,633	21,741,166	9,987,492	19,431,578	57,815	4,065,451
Net increase (decrease) in net assets
from operations	2,442,214	1,308,976	221,070	8,670,784	4,314,149	19,770,484	11,040,020	19,492,846	117,139	4,198,164

Contract transactions 1
Purchase payments (Note 4)	9,943,001	6,199,925	1,121,963	12,774,444	31,649,756	31,886,114	46,557,667	63,992,747	770,798	19,239,937
Surrenders and terminations	(1,066,594)	(330,532)	(115,272)	(4,294,326)	(5,173,378)	(10,444,221)	(5,919,701)	(11,581,026)	(112,600)	(2,423,646)
Transfers between portfolios	1,558,204	365,695	1,457,351	(920,834)	10,038,277	5,313,832	7,752,615	9,420,737	403,453	4,133,742
Net annuitization transactions	-	-	-	-	-	-	-	-	-	(6,848)
Policyholder charges (Note 3)	(3,154)	(1,355)	(558)	(24,368)	(27,907)	(111,051)	(54,287)	(91,499)	(212)	(19,034)
Net increase (decrease) in net assets from
contract transactions	10,431,457	6,233,733	2,463,484	7,534,916	36,486,748	26,644,674	48,336,294	61,740,959	1,061,439	20,924,151

Net increase (decrease) in net assets	12,873,671	7,542,709	2,684,554	16,205,700	40,800,897	46,415,158	59,376,314	81,233,805	1,178,578	25,122,315

Net assets beginning of period	11,756,675	3,914,206	1,823,592	53,253,720	47,357,606	122,493,374	87,074,749	129,482,312	754,334	30,956,097

Net assets end of period	$24,630,346	$11,456,915	$4,508,146	$69,459,420	$88,158,503	$168,908,532	$146,451,063	$210,716,117	$1,932,912	$56,078,412

1 Contract unit transactions
Units Outstanding at December 31, 2009	1,442,753	452,871	188,920	4,404,362	4,287,203	9,601,582	7,740,488	9,880,241	84,232	1,260,765

Units Issued	1,483,518	853,380	534,870	1,387,451	4,114,550	3,932,186	5,067,515	6,251,940	154,401	942,449
Units Redeemed	(223,390)	(170,221)	(309,398)	(834,587)	(961,054)	(2,048,436)	(970,626)	(1,838,881)	(39,294)	(158,564)

Units Outstanding at December 31, 2010	2,702,881	1,136,030	414,392	4,957,226	7,440,699	11,485,332	11,837,377	14,293,300	199,339	2,044,650

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

		JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	JNL/Select	Select	Price	Price Mid-Cap	Price Short-	JNL/T. Rowe
	Money Market	Value	Established	Growth	Term	Price Value
	Portfolio	Portfolio	Growth Portfolio	Portfolio	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$(381,514)	$(97,846)	$(685,346)	$(727,725)	$(22,771)	$(151,784)
Net realized gain (loss) on investments	-	44,451	263,226	2,025,248	(25,658)	(878,594)
Net change in unrealized appreciation
(depreciation) on investments	-	1,990,836	7,198,402	11,215,855	140,974	4,603,390
Net increase (decrease) in net assets
from operations	(381,514)	1,937,441	6,776,282	12,513,378	92,545	3,573,012

Contract transactions 1
Purchase payments (Note 4)	15,123,781	3,629,025	9,658,379	10,461,687	6,238,145	3,031,585
Surrenders and terminations	(5,175,017)	(1,119,052)	(3,170,446)	(3,557,068)	(610,573)	(2,288,086)
Transfers between portfolios	(8,482,929)	1,587,216	2,038,123	5,579,327	360,963	1,817,048
Net annuitization transactions	(172,964)	-	-	-	-	-
Policyholder charges (Note 3)	(30,296)	(9,941)	(37,383)	(36,007)	(1,946)	(25,807)
Net increase (decrease) in net assets from
contract transactions	1,262,575	4,087,248	8,488,673	12,447,939	5,986,589	2,534,740

Net increase (decrease) in net assets	881,061	6,024,689	15,264,955	24,961,317	6,079,134	6,107,752

Net assets beginning of period	24,499,693	13,294,004	38,908,760	43,236,910	7,690,974	24,491,497

Net assets end of period	$25,380,754	$19,318,693	$54,173,715	$68,198,227	$13,770,108	$30,599,249

1 Contract unit transactions
Units Outstanding at December 31, 2009	1,961,012	759,748	1,718,555	1,215,064	748,895	1,942,890

Units Issued	4,001,216	375,497	620,676	483,095	1,012,734	582,929
Units Redeemed	(3,930,935)	(150,989)	(338,772)	(208,098)	(441,968)	(400,075)

Units Outstanding at December 31, 2010	2,031,293	984,256	2,000,459	1,490,061	1,319,661	2,125,744
See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

									JNL/Capital	JNL/Capital
	JNL	JNL	JNL	JNL	JNL/AIM	JNL/AIM	JNL/AIM	JNL/AIM	Guardian	Guardian Global
	Institutional	Institutional	Institutional	Institutional	Global	International	Large Cap	Small Cap	Global	Diversified
	Alt 20	Alt 35	Alt 50	Alt 65	Real Estate	Growth	Growth	Growth	Balanced	Research
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(17,316)	$(16,349)	$(29,626)	$(17,760)	$77,029	$58,848	$(97,313)	$(65,766)	$87,691	$8,944
Net realized gain (loss) on investments	42,928	2,402	4,977	9,132	(1,295,489)	(1,264,745)	(465,140)	(434,598)	(599,320)	(491,214)
Net change in unrealized appreciation
(depreciation) on investments	186,441	223,344	243,254	234,327	2,911,311	4,734,969	2,114,271	1,637,649	2,731,304	2,316,232
Net increase (decrease) in net assets
from operations	212,053	209,397	218,605	225,699	1,692,851	3,529,072	1,551,818	1,137,285	2,219,675	1,833,962

Contract transactions 1
Purchase payments (Note 4)	2,840,525	2,448,700	5,688,661	2,545,273	1,734,541	3,181,027	2,068,382	1,139,757	2,362,893	2,029,685
Surrenders and terminations	(17,739)	(20,057)	(33,342)	(38,478)	(254,276)	(846,011)	(446,834)	(212,141)	(776,346)	(347,743)
Transfers between portfolios	1,510,410	1,904,901	4,697,837	1,410,201	1,942,822	927,292	683,518	1,986,873	560,027	703,881
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(18)	(30)	-	(15)	(5,300)	(10,703)	(5,587)	(1,895)	(6,252)	(6,084)
Net increase (decrease) in net assets from
contract transactions	4,333,178	4,333,514	10,353,156	3,916,981	3,417,787	3,251,605	2,299,479	2,912,594	2,140,322	2,379,739

Net increase (decrease) in net assets	4,545,231	4,542,911	10,571,761	4,142,680	5,110,638	6,780,677	3,851,297	4,049,879	4,359,997	4,213,701

Net assets beginning of period	-	-	-	-	4,718,482	9,437,295	5,552,546	2,303,250	9,625,185	4,640,956

Net assets end of period	$4,545,231	$4,542,911	$10,571,761	$4,142,680	$9,829,120	$16,217,972	$9,403,843	$6,353,129	$13,985,182	$8,854,657

1 Contract unit transactions
Units Outstanding at December 31, 2008	-	-	-	-	576,878	906,225	650,312	253,791	1,076,665	347,351

Units Issued	397,553	349,150	794,254	311,943	571,582	430,008	426,904	366,807	439,384	186,658
Units Redeemed	(36,301)	(1,661)	(6,150)	(11,779)	(229,739)	(196,723)	(184,733)	(98,199)	(216,967)	(88,486)

Units Outstanding at December 31, 2009	361,252	347,489	788,104	300,164	918,721	1,139,510	892,483	522,399	1,299,082	445,523

(a) Commencement of operations April 6, 2009.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

		JNL/Capital
	JNL/Capital	Guardian	JNL/Credit	JNL/				JNL/Franklin
	Guardian	U.S.	Suisse	Credit	JNL/Eagle	JNL/Eagle	JNL/Franklin	Templeton	JNL/Franklin	JNL/Franklin
	International	Growth	Commodity	Suisse	Core	SmallCap	Templeton	Global	Templeton	Templeton
	Small	Equity	Securities	Long/Short	Equity	Equity	Founding	Growth	Income	Mutual
	Cap Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Portfolio	Portfolio	Shares Portfolio
Operations
Net investment income (loss)	$16,553	$(155,089)	$(208,260)	$(15,340)	$(10,465)	$(114,001)	$(511,940)	$25,753	$1,393,708	$187,693
Net realized gain (loss) on investments	(7,915)	(440,312)	(4,691,070)	(158,780)	(467,644)	(412,834)	(2,574,084)	(285,032)	(2,095,784)	(1,425,673)
Net change in unrealized appreciation
(depreciation) on investments	856,937	3,650,166	13,256,894	746,781	1,294,041	2,853,170	11,277,050	1,332,411	7,637,227	2,722,839
Net increase (decrease) in net assets
from operations	865,575	3,054,765	8,357,564	572,661	815,932	2,326,335	8,191,026	1,073,132	6,935,151	1,484,859

Contract transactions 1
Purchase payments (Note 4)	2,042,343	4,125,758	5,297,435	1,051,593	734,202	2,281,559	8,908,445	1,600,917	7,048,079	3,249,933
Surrenders and terminations	(76,788)	(662,651)	(1,355,638)	(106,874)	(284,478)	(293,897)	(1,873,785)	(186,532)	(1,557,850)	(293,440)
Transfers between portfolios	2,000,578	1,767,183	(1,024,125)	389,085	898,461	1,669,082	(254,759)	253,448	(1,313,845)	137,386
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(1,389)	(4,854)	(18,069)	(1,457)	(1,912)	(4,353)	(28,788)	(2,872)	(22,565)	(3,430)
Net increase (decrease) in net assets from
contract transactions	3,964,744	5,225,436	2,899,603	1,332,347	1,346,273	3,652,391	6,751,113	1,664,961	4,153,819	3,090,449

Net increase (decrease) in net assets	4,830,319	8,280,201	11,257,167	1,905,008	2,162,205	5,978,726	14,942,139	2,738,093	11,088,970	4,575,308

Net assets beginning of period	709,095	6,681,691	17,073,695	1,600,997	2,152,334	4,285,758	26,679,140	3,094,223	23,603,655	5,576,454

Net assets end of period	$5,539,414	$14,961,892	$28,330,862	$3,506,005	$4,314,539	$10,264,484	$41,621,279	$5,832,316	$34,692,625	$10,151,762

1 Contract unit transactions
Units Outstanding at December 31, 2008	158,658	557,079	2,611,590	244,680	234,791	298,811	4,280,143	534,730	3,143,848	925,108

Units Issued	755,648	388,816	2,203,623	272,149	171,398	301,892	1,886,016	387,907	1,377,398	948,521
Units Redeemed	(88,083)	(145,565)	(1,881,222)	(81,011)	(78,473)	(80,054)	(952,294)	(140,265)	(990,619)	(522,165)

Units Outstanding at December 31, 2009	826,223	800,330	2,933,991	435,818	327,716	520,649	5,213,865	782,372	3,530,627	1,351,464

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Franklin	JNL/	JNL/Goldman	JNL/				JNL/JPMorgan
	Templeton	Goldman Sachs	Sachs Emerging	Goldman Sachs	JNL/Ivy	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Markets Debt	Mid Cap	Asset Strategy	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap
	Value Portfolio	Bond Portfolio	Portfolio	Value Portfolio	Portfolio(a)	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio
Operations
Net investment income (loss)	$(24,382)	$458,068	$(15,759)	$(13,780)	$(9,438)	$411,604	$(177,471)	$152,002	$130,171	$(79,452)
Net realized gain (loss) on investments	(232,866)	(104,331)	17,866	(377,391)	252	(3,552,615)	(337,672)	327,120	(757,066)	(1,106,994)
Net change in unrealized appreciation
(depreciation) on investments	1,313,357	1,262,475	150,011	1,470,026	13,534	7,061,761	4,620,932	(229,098)	8,150,035	3,912,019
Net increase (decrease) in net assets
from operations	1,056,109	1,616,212	152,118	1,078,855	4,348	3,920,750	4,105,789	250,024	7,523,140	2,725,573

Contract transactions 1
Purchase payments (Note 4)	1,819,944	4,332,643	1,917,368	1,583,591	1,331,001	2,412,877	1,110,217	3,894,840	16,476,744	981,403
Surrenders and terminations	(113,184)	(1,234,520)	(37,586)	(187,373)	(21,947)	(855,203)	(714,899)	(1,952,079)	(898,167)	(656,243)
Transfers between portfolios	650,175	(1,157,112)	1,554,401	541,943	3,374,746	(990,400)	6,718,023	332,003	(43,387)	184,288
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(1,071)	(14,349)	(156)	(3,528)	(1,396)	(12,502)	(10,357)	(17,818)	(9,505)	(4,860)
Net increase (decrease) in net assets from
contract transactions	2,355,864	1,926,662	3,434,027	1,934,633	4,682,404	554,772	7,102,984	2,256,946	15,525,685	504,588

Net increase (decrease) in net assets	3,411,973	3,542,874	3,586,145	3,013,488	4,686,752	4,475,522	11,208,773	2,506,970	23,048,825	3,230,161

Net assets beginning of period	2,371,180	14,517,997	90,216	2,680,065	-	14,625,643	3,832,004	14,558,508	7,601,713	7,070,361

Net assets end of period	$5,783,153	$18,060,871	$3,676,361	$5,693,553	$4,686,752	$19,101,165	$15,040,777	$17,065,478	$30,650,538	$10,300,522

1 Contract unit transactions
Units Outstanding at December 31, 2008	309,982	824,730	9,356	330,736	-	1,560,086	397,359	895,948	1,099,516	619,288

Units Issued	345,754	335,467	324,327	284,820	455,009	486,229	638,406	522,488	2,349,937	157,138
Units Redeemed	(81,691)	(274,510)	(17,951)	(79,422)	(2,875)	(459,157)	(153,517)	(410,357)	(829,059)	(122,109)

Units Outstanding at December 31, 2009	574,045	885,687	315,732	536,134	452,134	1,587,158	882,248	1,008,079	2,620,394	654,317

(a) Commencement of operations September 28, 2009.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

										JNL/MCM
										Enhanced
	JNL/Lazard	JNL/M&G	JNL/M&G					JNL/MCM	JNL/MCM	S&P 500
	Small Cap	Global	Global	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	Consumer	Dow	Stock
	Equity	Basics	Leaders	10 x 10	25	Bond Index	Communications	Brands	Dividend	Index
	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Portfolio	Portfolio(a)
Operations
Net investment income (loss)	$1,820	$(1,865)	$(873)	$480,215	$181,636	$171,893	$35,539	$(13,423)	$618,208	$64,490
Net realized gain (loss) on investments	(4,001,977)	36,296	10,831	(52,198)	(4,258,048)	168,487	(258,653)	(127,014)	(2,660,026)	(2,590,618)
Net change in unrealized appreciation
(depreciation) on investments	3,747,453	55,629	54,781	3,292,361	7,516,544	352,161	492,586	506,825	4,270,812	2,330,824
Net increase (decrease) in net assets
from operations	(252,704)	90,060	64,739	3,720,378	3,440,132	692,541	269,472	366,388	2,228,994	(195,304)

Contract transactions 1
Purchase payments (Note 4)	112,638	198,316	218,234	5,918,020	801,476	2,901,645	323,987	279,638	2,727,940	97,327
Surrenders and terminations	(78,948)	(4,538)	(14,990)	(597,091)	(914,920)	(1,219,782)	(58,446)	(88,468)	(569,308)	(59,005)
Transfers between portfolios	(4,221,078)	309,491	159,896	896,361	(5,699,815)	(3,048,907)	(12,836)	28,011	(617,841)	(3,442,804)
Net annuitization transactions	-	-	-	-	(1,443)	-	-	-	-	-
Policyholder charges (Note 3)	(1,223)	(44)	(233)	(10,294)	(10,684)	(10,789)	(905)	(531)	(7,719)	(1,224)
Net increase (decrease) in net assets from
contract transactions	(4,188,611)	503,225	362,907	6,206,996	(5,825,386)	(1,377,833)	251,800	218,650	1,533,072	(3,405,706)

Net increase (decrease) in net assets	(4,441,315)	593,285	427,646	9,927,374	(2,385,254)	(685,292)	521,272	585,038	3,762,066	(3,601,010)

Net assets beginning of period	4,441,315	22,416	37,714	11,357,047	11,780,750	19,682,835	1,046,614	1,088,255	9,597,568	3,601,010

Net assets end of period	$-	$615,701	$465,360	$21,284,421	$9,395,496	$18,997,543	$1,567,886	$1,673,293	$13,359,634	$-

1 Contract unit transactions
Units Outstanding at December 31, 2008	481,286	2,673	4,531	1,845,217	1,606,543	1,651,991	284,840	155,216	1,850,514	593,497

Units Issued	34,978	64,126	48,490	1,351,494	272,186	453,964	160,594	73,875	1,041,086	37,455
Units Redeemed	(516,264)	(16,055)	(11,660)	(378,905)	(1,040,687)	(579,023)	(99,544)	(47,485)	(714,221)	(630,952)

Units Outstanding at December 31, 2009	-	50,744	41,361	2,817,806	838,042	1,526,932	345,890	181,606	2,177,379	-

(a) The period is from January 1, 2009 through acquisition April 3, 2009.
See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

		JNL/MCM	JNL/MCM	JNL/MCM		JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM
	JNL/MCM	Financial	Global	Healthcare	JNL/MCM	International	JNL/MCM	JNL	Nasdaq	NYSE
	European 30	Sector	Alpha	Sector	Index 5	Index	JNL 5	Optimized	25	International
	Portfolio	Portfolio	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	5 Portfolio	Portfolio	25 Portfolio
Operations
Net investment income (loss)	$12,573	$8,363	$(146)	$(18,258)	$(46,464)	$243,911	$4,317,469	$262,742	$(59,886)	$139,902
Net realized gain (loss) on investments	59,949	(987,740)	(26)	(1,249,845)	333,353	(2,462,690)	(46,161,995)	(2,416,206)	(438,995)	(439,658)
Net change in unrealized appreciation
(depreciation) on investments	15,952	2,306,414	(1,083)	2,438,652	4,048,718	8,775,305	88,127,996	8,667,819	1,488,309	1,559,332
Net increase (decrease) in net assets
from operations	88,474	1,327,037	(1,255)	1,170,549	4,335,607	6,556,526	46,283,470	6,514,355	989,428	1,259,576

Contract transactions 1
Purchase payments (Note 4)	274,181	1,815,608	60,884	1,997,574	13,070,026	4,355,551	20,266,215	4,748,958	1,131,942	1,659,263
Surrenders and terminations	(10,418)	(258,441)	(125)	(437,133)	(268,921)	(1,952,399)	(13,295,028)	(933,496)	(255,970)	(171,273)
Transfers between portfolios	554,881	902,608	54,199	(2,588,882)	1,723,042	285,403	(23,276,486)	(321,425)	(465,865)	(665,582)
Net annuitization transactions	-	-	-	-	-	-	(4,708)	-	-	-
Policyholder charges (Note 3)	(252)	(2,602)	-	(6,422)	(891)	(17,088)	(211,114)	(17,362)	(7,716)	(1,750)
Net increase (decrease) in net assets from
contract transactions	818,392	2,457,173	114,958	(1,034,863)	14,523,256	2,671,467	(16,521,121)	3,476,675	402,391	820,658

Net increase (decrease) in net assets	906,866	3,784,210	113,703	135,686	18,858,863	9,227,993	29,762,349	9,991,030	1,391,819	2,080,234

Net assets beginning of period	23,134	3,203,971	-	8,686,259	4,148,206	22,887,050	219,942,291	16,994,534	2,841,431	3,076,673

Net assets end of period	$930,000	$6,988,181	$113,703	$8,821,945	$23,007,069	$32,115,043	$249,704,640	$26,985,564	$4,233,250	$5,156,907

1 Contract unit transactions
Units Outstanding at December 31, 2008	2,694	565,722	-	937,193	608,057	2,029,599	28,207,456	2,677,700	390,796	501,372

Units Issued	88,736	915,121	11,977	475,546	2,431,749	586,304	4,522,452	1,125,898	218,724	390,361
Units Redeemed	(13,244)	(431,573)	(417)	(619,746)	(298,074)	(378,085)	(6,510,673)	(664,833)	(168,458)	(262,985)

Units Outstanding at December 31, 2009	78,186	1,049,270	11,560	792,993	2,741,732	2,237,818	26,219,235	3,138,765	441,062	628,748

(a) Commencement of operations September 28, 2009.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/MCM	JNL/MCM		JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Oil & Gas	Pacific Rim	JNL/MCM	S&P 400	S&P 500	S&P SMid	Select Small-	Small Cap	Technology	Value Line
	Sector	30	S&P 24	MidCap	Index	60	Cap	Index	Sector	30
	Portfolio	Portfolio	Portfolio	Index Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$(106,061)	$4,487	$(45,294)	$(116,576)	$(25,290)	$(36,971)	$(35,381)	$(212,846)	$(185,312)	$(432,263)
Net realized gain (loss) on investments	(542,424)	49,423	(2,307,217)	(3,313,350)	(2,331,091)	(1,411,437)	(1,662,302)	(2,835,208)	65,279	(11,889,175)
Net change in unrealized appreciation
(depreciation) on investments	3,290,526	17,779	2,169,418	9,473,453	10,568,254	2,719,738	1,960,213	9,052,647	5,627,244	15,383,085
Net increase (decrease) in net assets
from operations	2,642,041	71,689	(183,093)	6,043,527	8,211,873	1,271,330	262,530	6,004,593	5,507,211	3,061,647

Contract transactions 1
Purchase payments (Note 4)	3,382,720	394,407	273,627	2,855,687	9,555,504	1,365,128	942,817	2,822,545	2,548,897	3,264,813
Surrenders and terminations	(998,184)	(6,513)	(240,954)	(1,688,961)	(2,716,083)	(244,837)	(421,544)	(1,765,852)	(563,830)	(1,381,780)
Transfers between portfolios	1,967,452	365,043	(5,009,399)	(2,105,642)	4,480,273	2,833,981	554,698	(82,624)	10,159,573	(8,705,588)
Net annuitization transactions	-	-	-	-	(2,827)	-	-	-	-	-
Policyholder charges (Note 3)	(16,539)	(14)	(1,712)	(16,300)	(26,985)	(4,011)	(5,253)	(17,186)	(10,328)	(23,438)
Net increase (decrease) in net assets from
contract transactions	4,335,449	752,923	(4,978,438)	(955,216)	11,289,882	3,950,261	1,070,718	956,883	12,134,312	(6,845,993)

Net increase (decrease) in net assets	6,977,490	824,612	(5,161,531)	5,088,311	19,501,755	5,221,591	1,333,248	6,961,476	17,641,523	(3,784,346)

Net assets beginning of period	13,205,060	25,703	6,138,634	19,157,243	25,662,031	4,162,577	4,986,017	18,450,420	2,878,155	33,476,159

Net assets end of period	$20,182,550	$850,315	$977,103	$24,245,554	$45,163,786	$9,384,168	$6,319,265	$25,411,896	$20,519,678	$29,691,813

1 Contract unit transactions
Units Outstanding at December 31, 2008	599,490	2,689	874,814	1,964,187	3,354,063	688,794	473,064	1,940,985	758,455	3,669,657

Units Issued	337,889	79,673	191,463	451,386	2,332,120	1,701,533	221,485	1,045,759	3,114,866	948,922
Units Redeemed	(165,367)	(9,461)	(948,591)	(595,887)	(950,343)	(1,413,861)	(122,604)	(858,716)	(533,963)	(1,738,505)

Units Outstanding at December 31, 2009	772,012	72,901	117,686	1,819,686	4,735,840	976,466	571,945	2,128,028	3,339,358	2,880,074

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

								JNL/	JNL/
		JNL/				JNL/PIMCO	JNL/	PPM	PPM	JNL/
		Oppenheimer	JNL/PAM			Total	PPM	America	America	PPM America
	JNL/MCM	Global	Asia ex-	JNL/PAM	JNL/PIMCO	Return	America	High Yield	Mid Cap	Small Cap
	VIP	Growth	Japan	China-India	Real Return	Bond	Core Equity	Bond	Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Portfolio	Portfolio	Portfolio
Operations
Net investment income (loss)	$9,202	$(12,395)	$(41,145)	$(99,886)	$274,515	$1,071,668	$96,396	$1,315,495	$(3,022)	$(2,572)
Net realized gain (loss) on investments	(3,106,136)	(650,381)	72,489	123,765	(215,565)	2,368,522	(488,284)	(1,213,266)	(19,737)	(55,372)
Net change in unrealized appreciation
(depreciation) on investments	4,964,139	4,560,573	796,872	2,264,291	2,651,867	3,263,752	737,898	6,787,311	189,528	136,669
Net increase (decrease) in net assets
from operations	1,867,205	3,897,797	828,216	2,288,170	2,710,817	6,703,942	346,010	6,889,540	166,769	78,725

Contract transactions 1
Purchase payments (Note 4)	2,253,966	2,783,834	1,339,491	3,973,574	6,928,759	22,681,693	178,603	6,218,316	298,636	370,467
Surrenders and terminations	(918,084)	(692,990)	(90,019)	(260,743)	(1,609,371)	(4,568,002)	(68,542)	(1,454,942)	(6,196)	(4,756)
Transfers between portfolios	(1,633,925)	221,960	3,366,678	9,075,841	3,205,584	31,316,430	(1,563,894)	5,632,452	123,384	169,179
Net annuitization transactions	-	-	-	-	-	(5,519)	-	-	-	-
Policyholder charges (Note 3)	(34,493)	(8,499)	(773)	(3,187)	(18,829)	(41,130)	(691)	(7,353)	(39)	(43)
Net increase (decrease) in net assets from
contract transactions	(332,536)	2,304,305	4,615,377	12,785,485	8,506,143	49,383,472	(1,454,524)	10,388,473	415,785	534,847

Net increase (decrease) in net assets	1,534,669	6,202,102	5,443,593	15,073,655	11,216,960	56,087,414	(1,108,514)	17,278,013	582,554	613,572

Net assets beginning of period	10,219,323	9,571,361	497,397	1,081,015	15,786,402	39,876,579	1,108,514	11,559,578	187,942	166,325

Net assets end of period	$11,753,992	$15,773,463	$5,940,990	$16,154,670	$27,003,362	$95,963,993	$-	$28,837,591	$770,496	$779,897

1 Contract unit transactions
Units Outstanding at December 31, 2008	1,267,926	1,097,568	103,682	258,737	1,529,936	2,781,733	151,071	1,305,635	33,400	26,657

Units Issued	319,973	526,097	799,963	2,132,140	1,215,098	3,743,326	37,909	1,410,515	97,497	110,638
Units Redeemed	(391,913)	(309,779)	(162,346)	(230,485)	(477,591)	(678,084)	(188,980)	(495,037)	(36,645)	(42,442)

Units Outstanding at December 31, 2009	1,195,986	1,313,886	741,299	2,160,392	2,267,443	5,846,975	-	2,221,113	94,252	94,853

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/	JNL/					JNL/S&P	JNL/S&P	JNL/S&P
	PPM	Red Rocks		JNL/S&P	JNL/S&P	JNL/S&P	Disciplined	Dividend	Growth	JNL/S&P
	America	Listed		Competitive	Disciplined	Disciplined	Moderate	Income	Retirement	Intrinsic
	Value Equity	Private Equity	JNL/S&P 4	Advantage	Growth	Moderate	Growth	& Growth	Strategy	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Portfolio
Operations
Net investment income (loss)	$98,360	$34,163	$(72,620)	$(133,721)	$66,789	$77,319	$114,284	$(37,606)	$180	$(11,778)
Net realized gain (loss) on investments	(392,508)	47,782	(692,264)	106,842	88,183	(4,584)	35,326	31,884	(44,441)	50,867
Net change in unrealized appreciation
(depreciation) on investments	1,226,529	272,829	8,437,506	2,839,685	796,703	749,958	1,533,474	742,950	40,401	312,069
Net increase (decrease) in net assets
from operations	932,381	354,774	7,672,622	2,812,806	951,675	822,693	1,683,084	737,228	(3,860)	351,158

Contract transactions 1
Purchase payments (Note 4)	269,500	868,056	13,062,145	973,133	3,460,627	4,543,844	5,520,998	1,951,466	-	668,771
Surrenders and terminations	(359,813)	(20,537)	(602,674)	(471,563)	(70,989)	(276,697)	(223,797)	(187,672)	(165)	(20,825)
Transfers between portfolios	266,948	214,109	5,965,361	5,908,405	426,201	2,187,515	1,814,037	180,684	(62,785)	611,000
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(2,303)	(594)	(6,609)	(9,704)	(1,737)	(3,961)	(4,736)	(1,217)	-	(479)
Net increase (decrease) in net assets from
contract transactions	174,332	1,061,034	18,418,223	6,400,271	3,814,102	6,450,701	7,106,502	1,943,261	(62,950)	1,258,467

Net increase (decrease) in net assets	1,106,713	1,415,808	26,090,845	9,213,077	4,765,777	7,273,394	8,789,586	2,680,489	(66,810)	1,609,625

Net assets beginning of period	2,063,378	237,787	9,166,558	2,163,649	1,077,643	2,186,856	2,967,089	1,233,717	66,810	213,967

Net assets end of period	$3,170,091	$1,653,595	$35,257,403	$11,376,726	$5,843,420	$9,460,250	$11,756,675	$3,914,206	$-	$1,823,592

1 Contract unit transactions
Units Outstanding at December 31, 2009	304,992	40,164	1,373,798	315,081	171,705	288,003	440,372	173,358	9,214	34,226

Units Issued	71,935	201,902	4,058,143	1,099,598	687,592	857,767	1,112,956	341,211	-	189,138
Units Redeemed	(78,061)	(39,877)	(1,647,252)	(245,785)	(104,198)	(78,596)	(110,575)	(61,698)	(9,214)	(34,444)

Units Outstanding at December 31, 2010	298,866	202,189	3,784,689	1,168,894	755,099	1,067,174	1,442,753	452,871	-	188,920

(a) The period is from January 1, 2009 through acquisition April 3, 2009.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/				JNL/	JNL/S&P
	S&P	JNL/	JNL/	JNL/	S&P	Moderate	JNL/S&P
	Managed	S&P	S&P	S&P	Managed	Growth	Moderate	JNL/S&P	JNL/S&P	JNL/S&P
	Aggressive	Managed	Managed	Managed	Moderate	Retirement	Retirement	Retirement	Retirement	Retirement
	Growth	Conservative	Growth	Moderate	Growth	Strategy	Strategy	2015	2020	2025
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio(b)
Operations
Net investment income (loss)	$240,286	$148,480	$464,480	$(89,272)	$(870,477)	$-	$-	$52,968	$18,482	$7,024
Net realized gain (loss) on investments	(721,546)	(384,816)	(970,756)	(434,122)	(1,032,548)	-	-	(126,707)	36,980	(126,293)
Net change in unrealized appreciation
(depreciation) on investments	11,179,919	4,474,270	20,695,640	9,814,825	20,918,914	-	-	617,496	357,003	239,990
Net increase (decrease) in net assets
from operations	10,698,659	4,237,934	20,189,364	9,291,431	19,015,889	-	-	543,757	412,465	120,721

Contract transactions 1
Purchase payments (Note 4)	9,655,984	13,708,531	26,503,190	27,317,137	33,004,815	-	-	1,773,770	951,105	595,661
Surrenders and terminations	(3,091,593)	(2,973,288)	(6,656,280)	(3,837,955)	(7,541,346)	-	-	(90,339)	(54,603)	(22,019)
Transfers between portfolios	492,925	2,840,546	19,096,994	10,649,836	9,176,146	-	-	(4,170,385)	(2,258,126)	(1,398,724)
Net annuitization transactions	-	-	-	-	(9,124)	-	-	-	-	-
Policyholder charges (Note 3)	(29,601)	(23,366)	(72,587)	(39,437)	(87,949)	-	-	(207)	(1,349)	(971)
Net increase (decrease) in net assets from
contract transactions	7,027,715	13,552,423	38,871,317	34,089,581	34,542,542	-	-	(2,487,161)	(1,362,973)	(826,053)

Net increase (decrease) in net assets	17,726,374	17,790,357	59,060,681	43,381,012	53,558,431	-	-	(1,943,404)	(950,508)	(705,332)

Net assets beginning of period	35,527,346	29,567,249	63,432,693	43,693,737	75,923,881	-	-	1,943,404	950,508	705,332

Net assets end of period	$53,253,720	$47,357,606	$122,493,374	$87,074,749	$129,482,312	$-	$-	$-	$-	$-

1 Contract unit transactions
Units Outstanding at December 31, 2009	3,829,083	2,996,320	6,344,795	4,547,633	7,110,706	-	-	243,263	123,218	93,451

Units Issued	1,266,824	2,179,115	4,434,503	3,951,963	4,252,506	-	-	348,009	262,786	73,272
Units Redeemed	(691,545)	(888,232)	(1,177,716)	(759,108)	(1,482,971)	-	-	(591,272)	(386,004)	(166,723)

Units Outstanding at December 31, 2010	4,404,362	4,287,203	9,601,582	7,740,488	9,880,241	-	-	-	-	-

(a) The period is from January 1, 2009 through acquisition April 3, 2009.
(b) The period is from January 1, 2009 through acquisition September 25, 2009.
See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/						JNL/T. Rowe
	S&P			JNL/Select	JNL/	JNL/T. Rowe	Price Mid-	JNL/T. Rowe	JNL/T.
	Retirement	JNL/S&P	JNL/Select	Money	Select	Price	Cap	Price Short-	Rowe
	Income	Total Yield	Balanced	Market	Value	Established	Growth	Term	Price Value
	Portfolio(a)	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Portfolio	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$108,901	$(26,600)	$301,894	$(482,998)	$4,105	$(364,687)	$(481,027)	$116,776	$3,806
Net realized gain (loss) on investments	(202,596)	(2,931,474)	(653,178)	-	(962,203)	(1,284,912)	(1,540,294)	(8,776)	(2,439,640)
Net change in unrealized appreciation
(depreciation) on investments	570,756	2,356,211	4,274,998	-	3,104,528	11,631,476	12,912,113	141,642	8,518,829
Net increase (decrease) in net assets
from operations	477,061	(601,863)	3,923,714	(482,998)	2,146,430	9,981,877	10,890,792	249,642	6,082,995

Contract transactions 1
Purchase payments (Note 4)	1,203,914	458,078	11,230,593	16,500,108	2,695,453	6,454,003	6,977,556	1,982,419	2,376,170
Surrenders and terminations	(345,029)	(155,689)	(1,777,956)	(5,298,686)	(550,282)	(2,027,746)	(1,799,544)	(469,122)	(1,231,404)
Transfers between portfolios	(4,359,449)	(3,785,275)	2,268,403	(20,434,813)	358,447	3,610,693	6,859,745	1,975,252	(11,831)
Net annuitization transactions	(5,254)	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(1,116)	(3,002)	(12,553)	(55,322)	(5,435)	(21,128)	(26,549)	(7,491)	(13,061)
Net increase (decrease) in net assets from
contract transactions	(3,506,934)	(3,485,888)	11,708,487	(9,288,713)	2,498,183	8,015,822	12,011,208	3,481,058	1,119,874

Net increase (decrease) in net assets	(3,029,873)	(4,087,751)	15,632,201	(9,771,711)	4,644,613	17,997,699	22,902,000	3,730,700	7,202,869

Net assets beginning of period	3,029,873	4,842,085	15,323,896	34,271,404	8,649,391	20,911,061	20,334,910	3,960,274	17,288,628

Net assets end of period	$-	$754,334	$30,956,097	$24,499,693	$13,294,004	$38,908,760	$43,236,910	$7,690,974	$24,491,497

1 Contract unit transactions
Units Outstanding at December 31, 2009	338,323	761,922	773,903	2,739,889	606,910	1,395,297	867,564	408,850	1,855,845

Units Issued	207,158	285,225	674,793	1,807,204	391,307	556,886	475,732	545,978	408,169
Units Redeemed	(545,481)	(962,915)	(187,931)	(2,586,081)	(238,469)	(233,628)	(128,232)	(205,933)	(321,124)

Units Outstanding at December 31, 2010	-	84,232	1,260,765	1,961,012	759,748	1,718,555	1,215,064	748,895	1,942,890

(a) The period is from January 1, 2009 through acquisition September 25, 2009.

See notes to the financial statements.

JNLNY Separate Account I
Notes to the Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company of New York (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997.  The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson.  However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson.  The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment.  The Separate Account contains ninety-six (96) Portfolios as of December 31, 2010, each of which invests in the following series of mutual funds (“Funds”):

JNL Series Trust
JNL Institutional Alt 20 Fund	JNL/Invesco Global Real Estate Fund	JNL/PIMCO Total Return Bond Fund
JNL Institutional Alt 35 Fund	JNL/Invesco International Growth Fund	JNL/PPM America High Yield Bond Fund
JNL Institutional Alt 50 Fund	JNL/Invesco Large Cap Growth Fund	JNL/PPM America Mid Cap Value Fund
JNL Institutional Alt 65 Fund	JNL/Invesco Small Cap Growth Fund	JNL/PPM America Small Cap Value Fund
JNL/American Funds Blue Chip Income and Growth Fund	JNL/Ivy Asset Strategy Fund	JNL/PPM America Value Equity Fund
JNL/American Funds Global Bond Fund	JNL/JPMorgan International Value Fund	JNL/Red Rocks Listed Private Equity Fund
JNL/American Funds Global Small Capitalization Fund	JNL/JPMorgan MidCap Growth Fund	JNL/S&P 4 Fund
JNL/American Funds Growth-Income Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/S&P Competitive Advantage Fund
JNL/American Funds International Fund	JNL/Lazard Emerging Markets Fund	JNL/S&P Disciplined Growth Fund
JNL/American Funds New World Fund	JNL/Lazard Mid Cap Equity Fund	JNL/S&P Disciplined Moderate Fund
JNL/BlackRock Commodity Securities Fund	JNL/M&G Global Basics Fund	JNL/S&P Disciplined Moderate Growth Fund
JNL/BlackRock Global Allocation Fund	JNL/M&G Global Leaders Fund	JNL/S&P Dividend Income & Growth Fund
JNL/Capital Guardian Global Balanced Fund	JNL/MCM 10 x 10 Fund*	JNL/S&P Intrinsic Value Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/MCM Bond Index Fund*	JNL/S&P Managed Aggressive Growth Fund
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/MCM European 30 Fund*	JNL/S&P Managed Conservative Fund
JNL/Eagle Core Equity Fund	JNL/MCM Global Alpha Fund*	JNL/S&P Managed Growth Fund
JNL/Eagle SmallCap Equity Fund	JNL/MCM Index 5 Fund*	JNL/S&P Managed Moderate Fund
JNL/Franklin Templeton Founding Strategy Fund	JNL/MCM International Index Fund*	JNL/S&P Managed Moderate Growth Fund
JNL/Franklin Templeton Global Growth Fund	JNL/MCM Pacific Rim 30 Fund*	JNL/S&P Total Yield Fund
JNL/Franklin Templeton Income Fund	JNL/MCM S&P 400 MidCap Index Fund*	JNL/Select Balanced Fund
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/MCM S&P 500 Index Fund*	JNL/Select Money Market Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/MCM Small Cap Index Fund*	JNL/Select Value Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/Oppenheimer Global Growth Fund	JNL/T. Rowe Price Established Growth Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/PAM Asia ex-Japan Fund	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/PAM China-India Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund	JNL/PIMCO Real Return Fund	JNL/T. Rowe Price Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 1 – Organization (continued)

JNL Variable Fund LLC
JNL/MCM 25 Fund*	JNL/MCM JNL 5 Fund*	JNL/MCM S&P® SMid 60 Fund*
JNL/MCM Communications Sector Fund*	JNL/MCM JNL Optimized 5 Fund*	JNL/MCM Select Small-Cap Fund*
JNL/MCM Consumer Brands Sector Fund*	JNL/MCM Nasdaq® 25 Fund*	JNL/MCM Technology Sector Fund*
JNL/MCM Dow SM Dividend Fund*	JNL/MCM NYSE® International 25 Fund*	JNL/MCM Value Line® 30 Fund*
JNL/MCM Financial Sector Fund*	JNL/MCM Oil & Gas Sector Fund*	JNL/MCM VIP Fund*
JNL/MCM Healthcare Sector Fund*	JNL/MCM S&P® 24 Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2010, the following Funds changed names:

PRIOR PORTFOLIO NAME	CURRENT PORTFOLIO NAME	EFFECTIVE DATE
JNL/Capital Guardian International Small Cap Fund	JNL/Franklin Templeton International Small Cap Growth Fund(1)	May 3, 2010
JNL/AIM Global Real Estate Fund	JNL/Invesco Global Real Estate Fund	October 11, 2010
JNL/AIM International Growth Fund	JNL/Invesco International Growth Fund	October 11, 2010
JNL/AIM Large Cap Growth Fund	JNL/Invesco Large Cap Growth Fund	October 11, 2010
JNL/AIM Small Cap Growth Fund	JNL/Invesco Small Cap Growth Fund	October 11, 2010
JNL/Credit Suisse Commodity Securities Fund	JNL/BlackRock Commodity Securities Fund(1)	October 11, 2010
JNL/Credit Suisse Long/Short Fund	JNL/Goldman Sachs U.S. Equity Flex Fund(1)	October 11, 2010

 (1) These name changes are due to changes in sub-adviser.
* MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

The Separate Account’s investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds.  The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account.  Investments in the Funds are recorded on trade date.  Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 2 – Significant Accounting Policies (continued)

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.  Under current law, no federal income taxes are payable with respect to the Separate Account.  Therefore, no federal income tax has been provided.

FASB Accounting Standards Codification™ (the ASC)

In June 2009, the FASB issued an accounting pronouncement establishing the FASB Accounting Standards Codification™ (the ASC) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities. This pronouncement was effective for financial statements issued for interim and annual periods ending after September 15, 2009, for most entities. On the effective date, all non-SEC accounting and reporting standards were superseded.   This pronouncement had no impact on the accompanying financial statements.

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Fund’s investments under ASC 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Fund’s own assumptions in determining the fair value of the investment.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of December 31, 2010, all of the Separate Account's investments are in funds for which quoted prices are available in an active market.  Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the Funds in accordance with ASC 820 differs from the characterization of an investment in the fund.

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

Contract Maintenance Charge

An annual contract maintenance charge of $30 - $35 is assessed against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract.  The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date.  This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.  The charge is deducted by redeeming units.   For the years ended December 31, 2010 and 2009, contract maintenance charges were assessed in the amount of $335,553, and $310,723, respectively.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 – Policy Charges (continued)

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.  Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs.  This charge will be deducted from the amount transferred prior to the allocation to a different portfolio.  For the years ended December 31, 2010 and 2009, transfer charges were assessed in the amount of $875 and $202, respectively.

Surrender or Contingent Deferred Sales Charge

During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract.  The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.  The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year.  The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.   For the years ended December 31, 2010 and 2009, surrender charges were assessed in the amount of $1,013,939 and $868,300, respectively.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.30% - 0.90%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base.   The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Withdrawal Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 3.00%, depending on the product, of the Guaranteed Withdrawal Balance (GWB).  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Death Benefit Charge.  If any of the optional death benefits are selected that are available under the Contract, Jackson will assess an annual charge of .60% - .72%, depending on product, of the Death Benefit base.  The charge will be deducted each contract quarter from the contract value by redeeming units.

Asset-based Charges

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%.  In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility.  The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and is assessed through the unit value calculation.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks.  The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson.  The expense risk assumed by Jackson is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 – Policy Charges (continued)

Optional Benefit Charges

Contract Enhancement Charge.  If one of the contract enhancement benefits has been selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner’s allocations to the portfolios.  The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

Withdrawal Charge Period.  If the optional three or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios.

20% Additional Free Withdrawal Charge.  If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets value of the contract owner’s allocations to the portfolios.

Optional Death Benefit Charges.  If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.15% - 0.55% on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes.  Jackson pays these taxes and may make a deduction from the value of the contract for them.  Premium taxes will not exceed 2.0%.  Currently, New York does not impose premium taxes.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $2,909,313 and $2,008,376 to the Separate Account in the form of additional premium to contract owner’s accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2010, purchases and proceeds from sales of investments are as follows:

JNL Series Trust
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales
JNL Institutional Alt 20 Fund	$17,892,119	$1,965,264	JNL/Lazard Emerging Markets Fund	$45,142,613	$27,170,127
JNL Institutional Alt 35 Fund	13,379,004	1,516,124	JNL/Lazard Mid Cap Equity Fund	5,251,627	4,088,395
JNL Institutional Alt 50 Fund	20,880,603	2,131,260	JNL/M&G Global Basics Fund	2,196,780	1,398,604
JNL Institutional Alt 65 Fund	38,237,457	2,217,798	JNL/M&G Global Leaders Fund	916,200	225,950
JNL/American Funds Blue Chip Income and Growth Fund	10,364,467	1,810,022	JNL/MCM 10 x 10 Fund	7,029,364	3,250,298
JNL/American Funds Global Bond Fund	5,937,839	271,296	JNL/MCM Bond Index Fund	7,435,064	4,523,673
JNL/American Funds Global Small Capitalization Fund	7,270,978	1,521,841	JNL/MCM European 30 Fund	839,430	486,688
JNL/American Funds Growth-Income Fund	9,677,755	726,804	JNL/MCM Global Alpha Fund	1,015,527	250,006
JNL/American Funds International Fund	4,933,264	512,252	JNL/MCM Index 5 Fund	6,567,552	3,375,454
JNL/American Funds New World Fund	5,264,557	559,940	JNL/MCM International Index Fund	9,761,762	9,304,123
JNL/BlackRock Commodity Securities Fund	17,264,175	18,363,362	JNL/MCM Pacific Rim 30 Fund	3,823,008	1,574,792
JNL/BlackRock Global Allocation Fund	7,187,378	29,864	JNL/MCM S&P 400 MidCap Index Fund	14,841,352	9,593,331
JNL/Capital Guardian Global Balanced Fund	6,274,922	3,395,579	JNL/MCM S&P 500 Index Fund	37,969,872	24,591,571
JNL/Capital Guardian Global Diversified Research Fund	4,964,519	3,810,134	JNL/MCM Small Cap Index Fund	11,161,435	11,975,462
JNL/Capital Guardian U.S. Growth Equity Fund	11,630,131	8,957,446	JNL/Oppenheimer Global Growth Fund	9,794,641	6,624,529
JNL/Eagle Core Equity Fund	2,871,049	2,178,914	JNL/PAM Asia ex-Japan Fund	5,556,504	3,536,730
JNL/Eagle SmallCap Equity Fund	25,273,903	10,215,747	JNL/PAM China-India Fund	13,344,374	10,058,449
JNL/Franklin Templeton Founding Strategy Fund	20,507,033	8,527,869	JNL/PIMCO Real Return Fund	26,300,033	8,355,105
JNL/Franklin Templeton Global Growth Fund	4,601,648	1,633,288	JNL/PIMCO Total Return Bond Fund	101,595,598	41,377,643
JNL/Franklin Templeton Income Fund	24,180,448	8,509,906	JNL/PPM America High Yield Bond Fund	24,200,758	17,108,811
JNL/Franklin Templeton International Small Cap Growth Fund	4,650,844	3,065,567	JNL/PPM America Mid Cap Value Fund	4,580,195	2,689,778
JNL/Franklin Templeton Mutual Shares Fund	8,024,552	2,652,447	JNL/PPM America Small Cap Value Fund	2,085,569	569,944
JNL/Franklin Templeton Small Cap Value Fund	7,416,081	2,200,444	JNL/PPM America Value Equity Fund	2,445,418	777,732
JNL/Goldman Sachs Core Plus Bond Fund	12,364,731	7,301,226	JNL/Red Rocks Listed Private Equity Fund	4,764,841	1,301,651
JNL/Goldman Sachs Emerging Markets Debt Fund	16,791,213	7,175,572	JNL/S&P 4 Fund	13,382,481	7,169,322
JNL/Goldman Sachs Mid Cap Value Fund	7,430,990	3,051,279	JNL/S&P Competitive Advantage Fund	3,832,869	10,688,316
JNL/Goldman Sachs U.S. Equity Flex Fund	3,164,219	1,500,970	JNL/S&P Disciplined Growth Fund	3,934,798	1,715,506
JNL/Invesco Global Real Estate Fund	13,591,530	7,988,099	JNL/S&P Disciplined Moderate Fund	14,585,533	2,218,353
JNL/Invesco International Growth Fund	8,679,229	8,419,459	JNL/S&P Disciplined Moderate Growth Fund	12,815,349	2,432,378
JNL/Invesco Large Cap Growth Fund	7,049,701	4,572,070	JNL/S&P Dividend Income & Growth Fund	8,481,958	1,811,755
JNL/Invesco Small Cap Growth Fund	3,260,842	1,865,191	JNL/S&P Intrinsic Value Fund	5,858,363	3,157,912
JNL/Ivy Asset Strategy Fund	26,941,214	3,964,087	JNL/S&P Managed Aggressive Growth Fund	23,947,643	17,053,226
JNL/JPMorgan International Value Fund	7,251,739	9,014,438	JNL/S&P Managed Conservative Fund	54,148,569	16,825,163
JNL/JPMorgan MidCap Growth Fund	6,765,497	6,355,523	JNL/S&P Managed Growth Fund	62,052,182	36,303,811
JNL/JPMorgan U.S. Government & Quality Bond Fund	14,470,244	7,506,234	JNL/S&P Managed Moderate Fund	67,532,480	18,577,861

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales
JNL/S&P Managed Moderate Growth Fund	$99,015,854	$37,750,550	JNL/T. Rowe Price Established Growth Fund	$18,223,111	$10,419,783
JNL/S&P Total Yield Fund	1,548,145	455,049	JNL/T. Rowe Price Mid-Cap Growth Fund	25,580,031	12,563,373
JNL/Select Balanced Fund	26,880,680	6,016,801	JNL/T. Rowe Price Short-Term Bond Fund	11,459,843	5,496,025
JNL/Select Money Market Fund	55,265,211	54,384,150	JNL/T. Rowe Price Value Fund	9,113,210	6,730,254
JNL/Select Value Fund	7,889,470	3,900,069

JNL Variable Fund LLC
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales
JNL/MCM 25 Fund	$21,262,439	$6,531,622	JNL/MCM NYSE® International 25 Fund	$2,782,672	$1,831,371
JNL/MCM Communications Sector Fund	2,763,898	708,477	JNL/MCM Oil & Gas Sector Fund	15,331,218	9,587,808
JNL/MCM Consumer Brands Sector Fund	2,430,717	1,308,168	JNL/MCM S&P® 24 Fund	662,702	298,329
JNL/MCM Dow SM Dividend Fund	7,826,336	5,125,253	JNL/MCM S&P® SMid 60 Fund	14,742,749	14,284,871
JNL/MCM Financial Sector Fund	4,658,159	3,212,957	JNL/MCM Select Small-Cap Fund	2,421,356	1,556,872
JNL/MCM Healthcare Sector Fund	4,966,970	2,984,013	JNL/MCM Technology Sector Fund	13,684,068	16,811,731
JNL/MCM JNL 5 Fund	31,000,406	59,180,224	JNL/MCM Value Line® 30 Fund	4,148,772	8,050,330
JNL/MCM JNL Optimized 5 Fund	8,553,030	5,302,824	JNL/MCM VIP Fund	2,143,151	3,395,718
JNL/MCM Nasdaq® 25 Fund	3,554,352	3,020,957

Note 6 – Subsequent Events

Effective February 22, 2011, changes were made to the investment options available in the Separate Account.  JNL/BlackRock Global Allocation Portfolio was removed as an investment option for all new investment allocations, but any current investment balances as of February 22, 2011, remained invested in the Portfolio.  Management has evaluated the Funds for any other subsequent events through the date the financial statements are available to be issued, and has concluded there are no other events that require financial statement disclosure and/or adjustments to the financial statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
The following is a summary for each period in the five-year period ended December 31, 2010 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.  Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the Separate Account.

JNL/American
									Funds Blue				JNL/American		JNL/American
	JNL		JNL		JNL		JNL		Chip		JNL/American		Funds Global		Funds		JNL/American		JNL/American
	Institutional		Institutional		Institutional		Institutional		Income and		Funds Global		Small		Growth-		Funds		Funds New
	Alt 20		Alt 35		Alt 50		Alt 65		Growth		Bond		Capitalization		Income		International		World
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)

Highest expense ratio
Period ended December 31, 2010

Unit Value	$13.787812		$14.530009		$14.913342		$15.480283		$10.221876		$10.257107		$10.969575		$10.280893		$10.674432		$11.176281
Total Return *	6.99	%***	13.85	%***	14.50	%***	15.60	%***	2.98	%***	-2.81	%***	1.76	%***	2.86	%***	4.24	%***	6.16	%***
Ratio of Expenses **	2.47%		2.37%		2.56%		2.56%		2.46%		2.81%		2.46%		2.46%		2.46%		2.46%

Period ended December 31, 2009

Unit Value	$12.511871		$13.013149		$13.337478		$13.718944		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	-0.03	%***	0.04	%***	0.11	%***	22.37	%***	n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	2.345%		2.345%		2.345%		2.46%		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2007

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2006

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

JNL/American
									Funds Blue				JNL/American		JNL/American
	JNL		JNL		JNL		JNL		Chip		JNL/American		Funds Global		Funds		JNL/American		JNL/American
	Institutional		Institutional		Institutional		Institutional		Income and		Funds Global		Small		Growth-		Funds		Funds New
	Alt 20		Alt 35		Alt 50		Alt 65		Growth		Bond		Capitalization		Income		International		World
	Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(a)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)		Portfolio(b)

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$14.095348		$14.790255		$15.270726		$15.838026		$10.307663		$10.367188		$11.061642		$10.367185		$10.764025		$11.269970
Total Return *	11.71%		12.83%		13.53%		14.41%		5.03	%***	0.99	%***	3.98	%***	1.98	%***	12.99	%***	3.10	%***
Ratio of Expenses **	1.20%		1.35%		1.20%		1.25%		1.20%		1.20%		1.20%		1.20%		1.20%		1.20%

Period ended December 31, 2009

Unit Value	$12.617915		$13.108918		$13.450517		$13.842677		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	4.23	%***	20.14	%***	1.37	%***	2.20	%***	n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	1.20%		1.35%		1.20%		1.25%		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2007

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2006

Unit Value	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

JNL/American
					Funds Blue		JNL/American	JNL/American
	JNL	JNL	JNL	JNL	Chip	JNL/American	Funds Global	Funds	JNL/American	JNL/American
	Institutional	Institutional	Institutional	Institutional	Income and	Funds Global	Small	Growth-	Funds	Funds New
	Alt 20	Alt 35	Alt 50	Alt 65	Growth	Bond	Capitalization	Income	International	World
	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)	Portfolio(b)

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$22,417	$18,229	$32,487	$42,126	$9,396	$5,707	$6,409	$9,854	$4,825	$5,160
Units Outstanding (in thousands)	1,601	1,237	2,140	2,675	914	552	581	953	449	459
Investment Income Ratio *	0.80%	0.90%	0.84%	1.51%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$4,545	$4,543	$10,572	$4,143	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	361	347	788	300	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	0.00%	0.00%	0.00%	0.00%	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2007

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations April 6, 2009.
(b) Commencement of operations May 3, 2010.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

						JNL/Capital
					JNL/Capital	Guardian					JNL/Franklin
	JNL/BlackRock		JNL/BlackRock		Guardian	Global		JNL/Capital		JNL/Eagle	Templeton		JNL/Franklin		JNL/Franklin
	Commodity		Global		Global	Diversified		Guardian U.S.	JNL/Eagle	SmallCap	Founding		Templeton		Templeton
	Securities		Allocation		Balanced	Research		Growth Equity	Core Equity	Equity	Strategy		Global Growth		Income
	Portfolio(b)		Portfolio(c)		Portfolio	Portfolio		Portfolio	Portfolio	Portfolio	Portfolio(b)		Portfolio(b)		Portfolio(a)

Highest expense ratio
Period ended December 31, 2010

Unit Value	$10.577556		$10.294555		$8.954289	$20.828884		$20.329402	$12.577079	$22.666493	$8.247152		$7.456868		$10.190111
Total Return *	13.90%		3.61	%***	4.74%	8.56%		9.40%	8.07%	31.74%	7.21%		3.99%		9.17%
Ratio of Expenses **	3.06%		2.42%		4.00%	2.92%		2.95%	3.445%	2.92%	2.92%		2.92%		3.06%

Period ended December 31, 2009

Unit Value	$9.286455		n/a		$8.549148	$19.186964		$18.582853	$11.638017	$17.205430	$7.692367		$7.171023		$9.333800
Total Return *	45.41%		n/a		17.68%	34.25%		30.89%	29.30%	31.59%	26.39%		27.07%		28.91%
Ratio of Expenses **	3.06%		n/a		4.00%	2.92%		2.95%	3.445%	2.92%	2.92%		2.92%		3.06%

Period ended December 31, 2008

Unit Value	$6.386254		n/a		$7.264910	$14.291823		$14.196883	$9.000976	$13.075035	$6.086256		$5.643363		$7.240302
Total Return *	-52.69%		n/a		-31.10%	-41.86	%***	-42.60%	-41.10%	-40.06%	-37.97%		-42.33%		-31.85%
Ratio of Expenses **	3.06%		n/a		4.00%	2.92%		2.95%	3.445%	2.92%	2.92%		2.92%		3.06%

Period ended December 31, 2007

Unit Value	$13.499173		n/a		$10.543817	$26.239730		$24.731198	$15.282170	$21.815073	$9.812218		$9.785701		$10.624672
Total Return *	14.39	%***	n/a		3.70%	2.45	%***	6.52%	-2.84%	8.85%	-3.47	%***	-8.10	%***	-3.52	%***
Ratio of Expenses **	3.06%		n/a		4.00%	2.72%		2.95%	3.445%	2.92%	2.92%		2.92%		3.06%

Period ended December 31, 2006

Unit Value	n/a		n/a		$10.167521	$23.065061		$23.216435	$15.728676	$20.041342	n/a		n/a		$10.767823
Total Return *	n/a		n/a		6.46%	10.57%		1.57%	8.55%	16.65%	n/a		n/a		5.49	%***
Ratio of Expenses **	n/a		n/a		4.00%	2.45%		2.95%	3.445%	2.92%	n/a		n/a		2.92%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations October 11, 2010.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

						JNL/Capital
					JNL/Capital	Guardian						JNL/Franklin
	JNL/BlackRock		JNL/BlackRock		Guardian	Global		JNL/Capital			JNL/Eagle	Templeton		JNL/Franklin		JNL/Franklin
	Commodity		Global		Global	Diversified		Guardian U.S.		JNL/Eagle	SmallCap	Founding		Templeton		Templeton
	Securities		Allocation		Balanced	Research		Growth Equity		Core Equity	Equity	Strategy		Global Growth		Income
	Portfolio(b)		Portfolio(c)		Portfolio	Portfolio		Portfolio		Portfolio	Portfolio	Portfolio(b)		Portfolio(b)		Portfolio(a)

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$11.385308		$10.322473		$12.008142	$27.046552		$26.729247		$17.585979	$29.402331	$8.810426		$7.966199		$11.114211
Total Return *	16.04%		1.12	%***	7.66%	10.39%		11.33%		10.63%	34.17%	9.02%		5.74%		11.22%
Ratio of Expenses **	1.20%		1.20%		1.25%	1.25%		1.20%		1.10%	1.10%	1.25%		1.25%		1.20%

Period ended December 31, 2009

Unit Value	$9.811404		n/a		$11.153827	$24.501862		$24.008993		$15.895750	$21.915024	$8.081629		$7.533953		$9.992628
Total Return *	48.14%		n/a		20.96%	36.51%		33.21%		32.37%	34.00%	28.52%		29.21%		4.97	%***
Ratio of Expenses **	1.20%		n/a		1.25%	1.25%		1.20%		1.10%	1.10%	1.25%		1.25%		1.20%

Period ended December 31, 2008

Unit Value	$6.622915		n/a		$9.221201	$17.948440		$18.024075		$12.009007	$16.353961	$6.288338		$5.830781		$7.598687
Total Return *	-50.26	%***	n/a		-29.18%	-43.20%		-37.16	%***	-39.70%	-38.96%	-36.93%		-41.36%		-30.61%
Ratio of Expenses **	1.20%		n/a		1.25%	1.25%		1.20%		1.10%	1.10%	1.25%		1.25%		1.25%

Period ended December 31, 2007

Unit Value	$13.730889		n/a		$13.020007	$31.597476		$30.659761		$19.916715	$26.791566	$9.970116		$9.943224		$10.950553
Total Return *	1.58	%***	n/a		6.61%	-3.47	%***	8.36%		-0.52%	10.86%	-4.99	%***	-7.78	%***	0.58	%***
Ratio of Expenses **	1.25%		n/a		1.25%	1.25%		1.25%		1.10%	1.10%	1.25%		1.25%		1.25%

Period ended December 31, 2006

Unit Value	n/a		n/a		$12.212895	$26.214779		$28.294191		$20.020920	$24.167102	n/a		n/a		$10.887761
Total Return *	n/a		n/a		9.42%	11.79%		3.31%		11.12%	18.78%	n/a		n/a		8.88	%***
Ratio of Expenses **	n/a		n/a		1.25%	1.35%		1.25%		1.10%	1.10%	n/a		n/a		1.40%
*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations October 11, 2010.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

				JNL/Capital
			JNL/Capital	Guardian				JNL/Franklin
	JNL/BlackRock	JNL/BlackRock	Guardian	Global	JNL/Capital		JNL/Eagle	Templeton	JNL/Franklin	JNL/Franklin
	Commodity	Global	Global	Diversified	Guardian U.S.	JNL/Eagle	SmallCap	Founding	Templeton	Templeton
	Securities	Allocation	Balanced	Research	Growth Equity	Core Equity	Equity	Strategy	Global Growth	Income
	Portfolio(b)	Portfolio(c)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(b)	Portfolio(b)	Portfolio(a)

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$31,623	$7,298	$18,133	$11,063	$20,025	$5,550	$29,936	$57,185	$9,349	$53,897
Units Outstanding (in thousands)	2,831	708	1,568	482	909	354	1,107	6,588	1,188	4,941
Investment Income Ratio *	0.32%	0.00%	1.13%	0.73%	0.26%	0.32%	0.23%	3.14%	1.55%	4.20%

Period ended December 31, 2009

Net Assets (in thousands)	$28,331	n/a	$13,985	$8,855	$14,962	$4,315	$10,264	$41,621	$5,832	$34,693
Units Outstanding (in thousands)	2,934	n/a	1,299	446	800	328	521	5,214	782	3,531
Investment Income Ratio *	0.86%	n/a	2.46%	1.86%	0.18%	1.31%	0.00%	0.07%	2.26%	7.00%

Period ended December 31, 2008

Net Assets (in thousands)	$17,074	n/a	$9,625	$4,641	$6,682	$2,152	$4,286	$26,679	$3,094	$23,604
Units Outstanding (in thousands)	2,612	n/a	1,077	347	557	235	299	4,280	535	3,144
Investment Income Ratio *	0.08%	n/a	1.10%	0.00%	0.00%	2.51%	0.00%	1.39%	0.02%	0.09%

Period ended December 31, 2007

Net Assets (in thousands)	$22,157	n/a	$12,554	$5,787	$9,399	$4,094	$6,747	$36,507	$4,740	$28,076
Units Outstanding (in thousands)	1,622	n/a	990	299	537	286	296	3,678	479	2,586
Investment Income Ratio *	0.00%	n/a	2.59%	0.71%	0.00%	1.98%	2.17%	0.00%	1.22%	4.15%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	$10,268	$3,676	$7,526	$4,580	$5,301	n/a	n/a	$5,251
Units Outstanding (in thousands)	n/a	n/a	859	273	528	314	273	n/a	n/a	484
Investment Income Ratio *	n/a	n/a	0.13%	0.09%	0.00%	0.00%	0.00%	n/a	n/a	0.47%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations January 16, 2007.
(c) Commencement of operations October 11, 2010.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

	JNL/Franklin
	Templeton
	Inter-		JNL/Franklin				JNL/	JNL/Goldman		JNL/
	national Small		Templeton		JNL/Franklin		Goldman	Sachs		Goldman		JNL/Goldman		JNL/Invesco		JNL/Invesco		JNL/Invesco
	Cap		Mutual		Templeton		Sachs	Emerging		Sachs		Sachs U.S.		Global Real		International		Large Cap
	Growth		Shares		Small Cap		Core Plus	Markets Debt		Mid Cap		Equity Flex		Estate		Growth		Growth
	Portfolio(b)		Portfolio(a)		Value Portfolio		Bond Portfolio	Portfolio(c)		Value Portfolio		Portfolio(a)		Portfolio		Portfolio		Portfolio

Highest expense ratio
Period ended December 31, 2010

Unit Value	$7.714890		$7.942977		$11.704333		$17.043066	$12.970732		$12.014464		$8.210392		$11.382358		$12.940614		$9.866017
Total Return *	17.40%		8.64%		23.18%		4.13%	-1.70	%***	20.65%		1.33	%***	13.62%		8.92%		12.80%
Ratio of Expenses **	2.645%		2.56%		2.92%		3.30%	2.81%		3.06%		2.81%		3.06%		3.06%		4.00%

Period ended December 31, 2009

Unit Value	$6.571401		$7.311457		$9.501581		$16.366352	$11.542313		$9.958343		$7.830309		$10.018332		$11.880546		$8.746244
Total Return *	48.61%		23.54%		29.77%		10.45%	9.49	%***	28.66%		22.16	%***	28.54%		32.86%		19.42%
Ratio of Expenses **	2.645%		2.56%		2.92%		3.30%	2.56%		3.06%		2.56%		3.06%		3.06%		4.00%

Period ended December 31, 2008

Unit Value	$4.421985		$5.918448		$7.322015		$14.817905	$9.627208		$7.740295		$6.443505		$7.794000		$8.941970		$7.324091
Total Return *	-55.11%		-39.47%		-35.05%		-8.25%	1.68	%***	-38.02%		-39.20%		-37.64%		-42.72%		-40.11%
Ratio of Expenses **	2.645%		2.56%		2.92%		3.30%	2.32%		3.06%		2.46%		3.06%		3.06%		4.00%

Period ended December 31, 2007

Unit Value	$9.849998		$9.777653		$11.273287		$16.150638	n/a		$12.488638		$10.597762		$12.498967		$15.610040		$12.228711
Total Return *	-2.45	%***	-5.59	%***	-8.86%		3.51%	n/a		-6.17	%***	-1.94	%***	-19.38	%***	6.87	%***	11.19%
Ratio of Expenses **	2.645%		2.56%		2.92%		3.30%	n/a		3.06%		2.46%		3.06%		3.06%		4.00%

Period ended December 31, 2006

Unit Value	n/a		n/a		$12.368543		$15.602425	n/a		$12.557941		n/a		$15.193606		$14.852999		$10.998069
Total Return *	n/a		n/a		8.71	%***	1.30%	n/a		8.72	%***	n/a		32.43%		19.03%		3.64%
Ratio of Expenses **	n/a		n/a		2.92%		3.30%	n/a		2.92%		n/a		2.95%		2.95%		4.00%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

	JNL/Franklin
	Templeton
	Inter-		JNL/Franklin			JNL/	JNL/Goldman		JNL/
	national Small		Templeton		JNL/Franklin	Goldman	Sachs		Goldman		JNL/Goldman		JNL/Invesco		JNL/Invesco		JNL/Invesco
	Cap		Mutual		Templeton	Sachs	Emerging		Sachs		Sachs U.S.		Global Real		International		Large Cap
	Growth		Shares		Small Cap	Core Plus	Markets Debt		Mid Cap		Equity Flex		Estate		Growth		Growth
	Portfolio(b)		Portfolio(a)		Value Portfolio	Bond Portfolio	Portfolio(c)		Value Portfolio		Portfolio(a)		Portfolio		Portfolio		Portfolio

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$8.065387		$8.382027		$12.792624	$24.041331	$13.446113		$13.349617		$8.751043		$12.611990		$17.309587		$12.873477
Total Return *	19.11%		10.12%		25.14%	6.45%	3.93	%***	22.91%		7.40%		15.68%		10.97%		16.12%
Ratio of Expenses **	1.20%		1.20%		1.35%	1.10%	1.20%		1.20%		1.20%		1.25%		1.20%		1.10%

Period ended December 31, 2009

Unit Value	$6.771385		$7.611388		$10.222878	$22.584355	$11.702888		$10.861081		$8.148045		$10.902034		$15.598755		$11.086130
Total Return *	0.84	%***	25.23%		31.81%	12.91%	21.28%		2.03	%***	23.37%		30.89%		35.36%		22.93%
Ratio of Expenses **	1.20%		1.20%		1.35%	1.10%	1.35%		1.20%		1.20%		1.25%		1.20%		1.10%

Period ended December 31, 2008

Unit Value	$4.484082		$6.077994		$7.755973	$20.002660	$9.649295		$8.241286		$6.604318		$8.329075		$11.524130		$9.018126
Total Return *	-54.52%		-34.06	%***	-34.03%	-6.21%	7.15	%***	-36.95%		-32.20	%***	-36.50%		-35.61	%***	-38.35%
Ratio of Expenses **	1.35%		1.20%		1.35%	1.10%	1.35%		1.35%		1.20%		1.25%		1.20%		1.10%

Period ended December 31, 2007

Unit Value	$9.859775		$9.900980		$11.756122	$21.327295	n/a		$13.070993		$10.710847		$13.117101		$19.623745		$14.626770
Total Return *	-2.17	%***	-2.04	%***	-7.40%	5.83%	n/a		1.41%		4.97	%***	-16.07	%***	8.41%		14.48%
Ratio of Expenses **	1.35%		1.25%		1.35%	1.10%	n/a		1.35%		1.35%		1.25%		1.25%		1.10%

Period ended December 31, 2006

Unit Value	n/a		n/a		$12.695707	$20.152585	n/a		$12.889320		n/a		$15.628634		$18.102209		$12.776730
Total Return *	n/a		n/a		16.13%	3.54%	n/a		14.18%		n/a		34.78%		21.07%		6.68%
Ratio of Expenses **	n/a		n/a		1.35%	1.10%	n/a		1.35%		n/a		1.35%		1.25%		1.10%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

	JNL/Franklin
	Templeton
	Inter-	JNL/Franklin		JNL/	JNL/Goldman	JNL/
	national Small	Templeton	JNL/Franklin	Goldman	Sachs	Goldman	JNL/Goldman	JNL/Invesco	JNL/Invesco	JNL/Invesco
	Cap	Mutual	Templeton	Sachs	Emerging	Sachs	Sachs U.S.	Global Real	International	Large Cap
	Growth	Shares	Small Cap	Core Plus	Markets Debt	Mid Cap	Equity Flex	Estate	Growth	Growth
	Portfolio(b)	Portfolio(a)	Value Portfolio	Bond Portfolio	Portfolio(c)	Value Portfolio	Portfolio(a)	Portfolio	Portfolio	Portfolio

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$8,311	$17,073	$13,064	$23,678	$14,482	$11,928	$5,598	$16,691	$18,691	$13,781
Units Outstanding (in thousands)	1,044	2,069	1,038	1,084	1,087	914	650	1,354	1,181	1,124
Investment Income Ratio *	1.29%	0.03%	0.56%	2.74%	1.32%	0.64%	0.76%	5.36%	0.67%	0.30%

Period ended December 31, 2009

Net Assets (in thousands)	$5,539	$10,152	$5,783	$18,061	$3,676	$5,694	$3,506	$9,829	$16,218	$9,404
Units Outstanding (in thousands)	826	1,351	574	886	316	536	436	919	1,140	892
Investment Income Ratio *	2.36%	4.44%	0.99%	4.89%	0.22%	1.33%	0.97%	3.02%	2.22%	0.31%

Period ended December 31, 2008

Net Assets (in thousands)	$709	$5,576	$2,371	$14,518	$90	$2,680	$1,601	$4,718	$9,437	$5,553
Units Outstanding (in thousands)	159	925	310	825	9	331	245	577	906	650
Investment Income Ratio *	0.22%	0.00%	1.14%	3.90%	0.00%	0.99%	0.00%	2.10%	0.45%	0.15%

Period ended December 31, 2007

Net Assets (in thousands)	$155	$7,161	$2,806	$15,399	n/a	$4,209	$518	$6,850	$14,387	$7,404
Units Outstanding (in thousands)	16	726	242	827	n/a	327	49	530	816	535
Investment Income Ratio *	0.00%	0.00%	2.67%	3.69%	n/a	2.05%	0.00%	2.50%	1.71%	0.42%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	$1,909	$10,767	n/a	$1,796	n/a	$7,640	$8,157	$6,042
Units Outstanding (in thousands)	n/a	n/a	152	613	n/a	141	n/a	494	519	497
Investment Income Ratio *	n/a	n/a	0.07%	0.00%	n/a	0.09%	n/a	0.08%	0.17%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

						JNL/JPMorgan
	JNL/Invesco	JNL/Ivy		JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard		JNL/Lazard	JNL/M&G		JNL/M&G		JNL/MCM
	Small Cap	Asset Strategy		International	MidCap Growth	& Quality Bond	Emerging Markets		Mid Cap	Global Basics		Global Leaders		10 x 10
	Growth Portfolio	Portfolio(d)		Value Portfolio	Portfolio	Portfolio	Portfolio(a)		Equity Portfolio	Portfolio(c)		Portfolio(c)		Portfolio(b)

Highest expense ratio
Period ended December 31, 2010

Unit Value	$12.706377	$11.034330		$9.791874	$19.509756	$12.722158	$13.133006		$15.183516	$14.419391		$12.310144		$8.378355
Total Return *	21.75%	5.25	%***	3.71%	21.98%	3.13%	18.23%		18.69%	20.95	%***	10.48%		13.59%
Ratio of Expenses **	3.60%	2.81%		3.67%	2.92%	4.00%	3.06%		3.62%	2.46%		2.45%		2.47%

Period ended December 31, 2009

Unit Value	$10.436552	$10.346684		$9.442039	$15.994559	$12.335502	$11.107627		$12.792119	$12.027677		$11.142480		$7.375850
Total Return *	30.03%	-0.34	%***	25.48%	38.84%	-0.37%	66.56%		34.69%	2.20	%***	52.64	%***	21.55%
Ratio of Expenses **	3.60%	2.37%		3.67%	2.92%	4.00%	3.06%		3.62%	2.32%		2.45%		2.47%

Period ended December 31, 2008

Unit Value	$8.026065	n/a		$7.524892	$11.519886	$12.381527	$6.668671		$9.497574	$8.387379		$8.317768		$6.068298
Total Return *	-41.86%	n/a		-46.49%	-46.04%	2.36%	-51.55%		-41.13%	3.40	%***	12.15	%***	-37.80%
Ratio of Expenses **	3.60%	n/a		3.67%	2.92%	4.00%	3.06%		3.62%	1.65%		2.00%		2.47%

Period ended December 31, 2007

Unit Value	$13.804828	n/a		$14.063652	$21.350052	$12.096597	$13.765183		$16.133863	n/a		n/a		$9.756870
Total Return *	7.41%	n/a		7.91%	4.84%	2.19%	31.56	%***	-6.09%	n/a		n/a		2.69	%***
Ratio of Expenses **	3.60%	n/a		3.67%	2.92%	4.00%	3.06%		3.62%	n/a		n/a		2.47%

Period ended December 31, 2006

Unit Value	$12.851988	n/a		$13.032392	$20.365068	$11.837508	$10.811520		$17.179980	n/a		n/a		n/a
Total Return *	10.45%	n/a		27.24%	8.84%	-0.79%	14.76	%***	10.50%	n/a		n/a		n/a
Ratio of Expenses **	3.60%	n/a		3.67%	2.92%	4.00%	2.47%		3.62%	n/a		n/a		n/a
*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

						JNL/JPMorgan
	JNL/Invesco				JNL/JPMorgan	U.S.		JNL/Lazard
	Small Cap	JNL/Ivy		JNL/JPMorgan	MidCap	Government		Emerging		JNL/Lazard	JNL/M&G		JNL/M&G		JNL/MCM
	Growth	Asset Strategy		International	Growth	& Quality Bond		Markets		Mid Cap	Global Basics		Global Leaders		10 x 10
	Portfolio	Portfolio(d)		Value Portfolio	Portfolio	Portfolio		Portfolio(a)		Equity Portfolio	Portfolio(c)		Portfolio(c)		Portfolio(b)

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$15.763517	$11.238795		$13.619569	$25.333583	$19.708034		$14.324101		$20.983331	$14.782825		$12.613218		$8.762104
Total Return *	24.64%	8.34%		6.41%	24.04%	6.06%		20.45%		21.72%	21.43%		11.70%		14.99%
Ratio of Expenses **	1.25%	1.35%		1.10%	1.25%	1.20%		1.20%		1.10%	1.35%		1.35%		1.25%

Period ended December 31, 2009

Unit Value	$12.646845	$10.373870		$12.799740	$20.424376	$18.581407		$11.891765		$17.238509	$12.173516		$11.291894		$7.620194
Total Return *	33.13%	4.38	%***	28.74%	41.18%	2.46%		2.85	%***	38.13%	45.03%		35.55%		23.04%
Ratio of Expenses **	1.25%	1.35%		1.10%	1.25%	1.20%		1.20%		1.10%	1.35%		1.35%		1.25%

Period ended December 31, 2008

Unit Value	$9.499926	n/a		$9.942002	$14.466516	$18.135712		$6.998757		$12.480293	$8.393798		$8.330475		$6.193316
Total Return *	-40.48%	n/a		-45.10%	-45.13%	5.26%		-50.67%		-39.63%	11.48	%***	12.21	%***	-37.04%
Ratio of Expenses **	1.25%	n/a		1.10%	1.25%	1.20%		1.25%		1.10%	1.35%		1.35%		1.25%

Period ended December 31, 2007

Unit Value	$15.960342	n/a		$18.109633	$26.367299	$17.229132		$14.187324		$20.673108	n/a		n/a		$9.837116
Total Return *	9.98%	n/a		10.74%	6.61%	1.64	%***	-0.35	%***	-3.68%	n/a		n/a		-5.29	%***
Ratio of Expenses **	1.25%	n/a		1.10%	1.25%	1.20%		1.25%		1.10%	n/a		n/a		1.25%

Period ended December 31, 2006

Unit Value	$14.511723	n/a		$16.353590	$24.731845	$16.297123		$10.892120		$21.462784	n/a		n/a		n/a
Total Return *	13.07%	n/a		30.54%	10.67%	1.97%		9.15	%***	13.31%	n/a		n/a		n/a
Ratio of Expenses **	1.25%	n/a		1.10%	1.25%	1.25%		1.35%		1.10%	n/a		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

					JNL/JPMorgan
	JNL/Invesco			JNL/JPMorgan	U.S.	JNL/Lazard
	Small Cap	JNL/Ivy	JNL/JPMorgan	MidCap	Government	Emerging	JNL/Lazard	JNL/M&G	JNL/M&G	JNL/MCM
	Growth	Asset Strategy	International	Growth	& Quality Bond	Markets	Mid Cap	Global Basics	Global Leaders	10 x 10
	Portfolio	Portfolio(d)	Value Portfolio	Portfolio	Portfolio	Portfolio(a)	Equity Portfolio	Portfolio(c)	Portfolio(c)	Portfolio(b)

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$9,681	$30,214	$18,237	$19,305	$24,533	$56,931	$13,800	$1,664	$1,297	$28,351
Units Outstanding (in thousands)	637	2,696	1,432	884	1,349	4,060	716	113	103	3,273
Investment Income Ratio *	0.00%	0.01%	2.40%	0.00%	3.28%	0.55%	0.53%	0.75%	0.48%	2.05%

Period ended December 31, 2009

Net Assets (in thousands)	$6,353	$4,687	$19,101	$15,041	$17,065	$30,651	$10,301	$616	$465	$21,284
Units Outstanding (in thousands)	522	452	1,587	882	1,008	2,620	654	51	41	2,818
Investment Income Ratio *	0.00%	0.00%	4.38%	0.00%	2.66%	2.46%	0.83%	0.61%	1.25%	4.74%

Period ended December 31, 2008

Net Assets (in thousands)	$2,303	n/a	$14,626	$3,832	$14,559	$7,602	$7,070	$22	$38	$11,357
Units Outstanding (in thousands)	254	n/a	1,560	397	896	1,100	619	3	5	1,845
Investment Income Ratio *	0.00%	n/a	2.14%	0.00%	2.39%	0.68%	1.32%	0.00%	0.18%	1.06%

Period ended December 31, 2007

Net Assets (in thousands)	$3,930	n/a	$28,958	$7,907	$9,981	$10,062	$12,268	n/a	n/a	$6,751
Units Outstanding (in thousands)	258	n/a	1,675	486	659	715	648	n/a	n/a	689
Investment Income Ratio *	0.28%	n/a	5.58%	0.00%	3.48%	0.22%	5.55%	n/a	n/a	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$3,987	n/a	$16,995	$5,617	$8,591	$1,501	$10,578	n/a	n/a	n/a
Units Outstanding (in thousands)	287	n/a	1,056	429	615	138	541	n/a	n/a	n/a
Investment Income Ratio *	0.00%	n/a	0.14%	0.00%	0.00%	0.00%	0.20%	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

						JNL/MCM
						Consumer					JNL/MCM			JNL/MCM
			JNL/MCM	JNL/MCM		Brands	JNL/MCM		JNL/MCM		Financial	JNL/MCM		Healthcare	JNL/MCM
	JNL/MCM		Bond Index	Communications		Sector	Dow Dividend		European 30		Sector	Global Alpha		Sector	Index 5
	25 Portfolio		Portfolio	Sector Portfolio		Portfolio	Portfolio(a)		Portfolio(c)		Portfolio	Portfolio(d)		Portfolio	Portfolio(b)

Highest expense ratio
Period ended December 31, 2010

Unit Value	$11.942160		$10.730476	$4.616627		$8.933898	$6.370230		$11.760139		$6.358391	$10.172833		$9.138311	$9.205757
Total Return *	19.32%		1.91%	18.84%		18.42%	8.82%		-0.35%		10.02%	3.21	%***	0.18%	12.70%
Ratio of Expenses **	2.92%		3.82%	3.06%		3.595%	2.92%		2.46%		3.10%	2.32%		3.62%	2.695%

Period ended December 31, 2009

Unit Value	$10.008869		$10.529872	$3.884787		$7.544110	$5.853775		$11.801059		$5.779211	$9.824164		$9.121715	$8.168040
Total Return *	48.54%		1.78%	21.81%		28.44%	16.79%		37.60%		15.00%	-2.35	%***	16.67%	21.83%
Ratio of Expenses **	2.92%		3.82%	3.06%		3.595%	2.92%		2.46%		3.10%	2.21%		3.62%	2.695%

Period ended December 31, 2008

Unit Value	$6.738050		$10.345302	$3.189306		$5.873650	$5.012113		$8.576221		$5.025586	n/a		$7.818485	$6.704217
Total Return *	-37.09%		-0.19%	-41.46%		-33.72%	-50.82%		16.18	%***	-52.15%	n/a		-25.93%	-31.73%
Ratio of Expenses **	2.92%		3.82%	3.06%		3.595%	2.92%		2.46%		3.10%	n/a		3.62%	2.695%

Period ended December 31, 2007

Unit Value	$10.711080		$10.365024	$5.447865		$8.861998	$10.191738		n/a		$10.503013	n/a		$10.556132	$9.820725
Total Return *	-5.64%		2.42%	1.44	%***	-11.14%	-5.83	%***	n/a		-19.90%	n/a		3.72%	-3.21	%***
Ratio of Expenses **	2.92%		3.82%	3.06%		3.595%	2.92%		n/a		3.10%	n/a		3.62%	2.695%

Period ended December 31, 2006

Unit Value	$11.351254		$10.120441	$5.591933		$9.972542	n/a		n/a		$13.112098	n/a		$10.177309	n/a
Total Return *	3.63	%***	-0.23%	32.69%		9.44%	n/a		n/a		15.07%	n/a		2.50%	n/a
Ratio of Expenses **	2.92%		3.82%	2.56%		3.595%	n/a		n/a		3.10%	n/a		3.62%	n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

					JNL/MCM
					Consumer					JNL/MCM				JNL/MCM
			JNL/MCM	JNL/MCM	Brands	JNL/MCM		JNL/MCM		Financial		JNL/MCM		Healthcare	JNL/MCM
	JNL/MCM		Bond Index	Communications	Sector	Dow Dividend		European 30		Sector		Global Alpha		Sector	Index 5
	25 Portfolio		Portfolio	Sector Portfolio	Portfolio	Portfolio(a)		Portfolio(c)		Portfolio		Portfolio(d)		Portfolio	Portfolio(b)

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$14.471906		$13.690850	$5.686513	$11.695318	$6.919764		$12.082548		$7.907944		$10.296112		$12.004152	$9.671778
Total Return *	21.33%		4.72%	21.01%	21.23%	10.66%		0.87%		12.13%		4.57%		2.59%	14.23%
Ratio of Expenses **	1.25%		1.10%	1.25%	1.25%	1.25%		1.25%		1.20%		1.35%		1.25%	1.35%

Period ended December 31, 2009

Unit Value	$11.928181		$13.074377	$4.699190	$9.647037	$6.253416		$11.978916		$7.052330		$9.845736		$11.701635	$8.466867
Total Return *	51.04%		4.59%	24.03%	31.49%	18.76%		14.71	%***	17.20%		-0.82	%***	19.47%	23.48%
Ratio of Expenses **	1.25%		1.10%	1.25%	1.25%	1.25%		1.25%		1.20%		1.35%		1.25%	1.35%

Period ended December 31, 2008

Unit Value	$7.897156		$12.500500	$3.788673	$7.336631	$5.265477		$8.598569		$6.017266		n/a		$9.794926	$6.856637
Total Return *	-36.03%		2.56%	-40.39%	-32.14%	-49.99%		9.77	%***	-45.11	%***	n/a		-24.16%	-30.81%
Ratio of Expenses **	1.25%		1.10%	1.25%	1.25%	1.25%		1.35%		1.20%		n/a		1.25%	1.35%

Period ended December 31, 2007

Unit Value	$12.345715		$12.188243	$6.355640	$10.812044	$10.529819		n/a		$12.296201		n/a		$12.914850	$9.909799
Total Return *	-4.04%		5.26%	3.00%	-9.03%	-5.70	%***	n/a		-18.39%		n/a		6.23%	-3.24	%***
Ratio of Expenses **	1.25%		1.10%	1.25%	1.25%	1.25%		n/a		1.25%		n/a		1.25%	1.35%

Period ended December 31, 2006

Unit Value	$12.865708		$11.579585	$6.170303	$11.885292	n/a		n/a		$15.067748		n/a		$12.157988	n/a
Total Return *	4.97	%***	2.51%	34.43%	12.04%	n/a		n/a		17.22%		n/a		4.95%	n/a
Ratio of Expenses **	1.25%		1.10%	1.25%	1.25%	n/a		n/a		1.25%		n/a		1.25%	n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

				JNL/MCM
				Consumer			JNL/MCM		JNL/MCM
		JNL/MCM	JNL/MCM	Brands	JNL/MCM	JNL/MCM	Financial	JNL/MCM	Healthcare	JNL/MCM
	JNL/MCM	Bond Index	Communications	Sector	Dow Dividend	European 30	Sector	Global Alpha	Sector	Index 5
	25 Portfolio	Portfolio	Sector Portfolio	Portfolio	Portfolio(a)	Portfolio(c)	Portfolio	Portfolio(d)	Portfolio	Portfolio(b)

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$26,660	$22,461	$4,063	$3,220	$17,318	$1,306	$9,304	$917	$11,108	$29,867
Units Outstanding (in thousands)	1,941	1,725	746	287	2,558	109	1,247	89	971	3,123
Investment Income Ratio *	3.13%	2.69%	3.28%	0.49%	3.09%	0.07%	1.31%	0.00%	1.16%	1.02%

Period ended December 31, 2009

Net Assets (in thousands)	$9,395	$18,998	$1,568	$1,673	$13,360	$930	$6,988	$114	$8,822	$23,007
Units Outstanding (in thousands)	838	1,527	346	182	2,177	78	1,049	12	793	2,742
Investment Income Ratio *	3.81%	2.67%	4.72%	0.66%	7.65%	6.05%	1.90%	0.00%	1.48%	1.37%

Period ended December 31, 2008

Net Assets (in thousands)	$11,781	$19,683	$1,047	$1,088	$9,598	$23	$3,204	n/a	$8,686	$4,148
Units Outstanding (in thousands)	1,607	1,652	285	155	1,851	3	566	n/a	937	608
Investment Income Ratio *	4.52%	4.16%	3.49%	0.37%	0.39%	0.59%	1.69%	n/a	1.03%	1.32%

Period ended December 31, 2007

Net Assets (in thousands)	$14,078	$21,147	$4,121	$1,042	$19,682	n/a	$2,950	n/a	$6,107	$1,982
Units Outstanding (in thousands)	1,206	1,814	656	100	1,890	n/a	255	n/a	500	201
Investment Income Ratio *	1.33%	4.60%	4.48%	0.69%	0.00%	n/a	1.78%	n/a	0.81%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$25,126	$15,092	$2,350	$737	n/a	n/a	$1,974	n/a	$4,999	n/a
Units Outstanding (in thousands)	2,053	1,355	360	64	n/a	n/a	139	n/a	433	n/a
Investment Income Ratio *	0.00%	0.14%	0.14%	0.01%	n/a	n/a	0.06%	n/a	0.05%	n/a
*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations January 17, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.
(d) Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

								JNL/MCM		JNL/MCM					JNL/MCM
	JNL/MCM	JNL/MCM		JNL/MCM		JNL/MCM		NYSE		Oil & Gas	JNL/MCM		JNL/MCM		S&P 400	JNL/MCM
	International	JNL 5		JNL Optimized		Nasdaq 25		International		Sector	Pacific Rim 30		S&P 24		MidCap	S&P 500
	Index Portfolio	Portfolio		5 Portfolio(a)		Portfolio		25 Portfolio(b)		Portfolio	Portfolio(c)		Portfolio(a)		Index Portfolio	Index Portfolio

Highest expense ratio
Period ended December 31, 2010

Unit Value	$12.461897	$9.888075		$9.050921		$10.345784		$7.983385		$24.537470	$12.646784		$9.103383		$13.623110	$8.812777
Total Return *	2.81%	13.24%		10.36%		13.94%		-0.37%		14.82%	2.81	%***	13.46%		21.12%	10.15%
Ratio of Expenses **	3.82%	3.36%		2.95%		2.82%		2.61%		3.67%	2.77%		2.695%		3.82%	3.82%

Period ended December 31, 2009

Unit Value	$12.121486	$8.732037		$8.200923		$9.079936		$8.013086		$21.371032	$11.581197		$8.023137		$11.247860	$8.000841
Total Return *	24.44%	20.03%		33.72%		30.38%		32.54%		15.76%	-1.43	%***	15.68%		32.86%	21.25%
Ratio of Expenses **	3.82%	3.36%		2.95%		2.82%		2.61%		3.67%	2.32%		2.695%		3.82%	3.82%

Period ended December 31, 2008

Unit Value	$9.741185	$7.274603		$6.132935		$6.964356		$6.045943		$18.461967	$9.557205		$6.935855		$8.465989	$6.598750
Total Return *	-45.06%	-44.44%		-47.65%		-43.14%		-47.32%		-40.10%	15.95	%***	-26.69	%***	-39.92%	-39.98%
Ratio of Expenses **	3.82%	3.36%		2.95%		2.82%		2.61%		3.67%	1.90%		2.695%		3.82%	3.82%

Period ended December 31, 2007

Unit Value	$17.731558	$13.092153		$11.714469		$12.247767		$11.477487		$30.822514	n/a		$10.659279		$14.092008	$10.994104
Total Return *	6.23%	-5.04	%***	10.26%		3.06	%***	9.88	%***	30.38%	n/a		-1.79	%***	3.40%	0.95%
Ratio of Expenses **	3.82%	3.36%		2.95%		2.82%		2.61%		3.67%	n/a		2.32%		3.82%	3.82%

Period ended December 31, 2006

Unit Value	$16.691558	$13.425250		$10.624143		n/a		n/a		$23.639818	n/a		n/a		$13.628381	$10.890975
Total Return *	20.88%	15.19%		6.26	%***	n/a		n/a		16.45%	n/a		n/a		5.59%	5.21%
Ratio of Expenses **	3.82%	3.11%		2.95%		n/a		n/a		3.67%	n/a		n/a		3.82%	3.82%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

								JNL/MCM		JNL/MCM						JNL/MCM
	JNL/MCM	JNL/MCM		JNL/MCM		JNL/MCM		NYSE		Oil & Gas		JNL/MCM		JNL/MCM		S&P 400	JNL/MCM
	International	JNL 5		JNL Optimized		Nasdaq 25		International		Sector		Pacific Rim 30		S&P 24		MidCap	S&P 500
	Index Portfolio	Portfolio		5 Portfolio(a)		Portfolio		25 Portfolio(b)		Portfolio		Portfolio(c)		Portfolio(a)		Index Portfolio	Index Portfolio

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$15.759270	$11.315208		$9.821450		$11.446489		$8.391196		$32.601597		$13.084010		$9.693872		$17.228089	$11.245180
Total Return *	5.54%	15.71%		12.31%		15.80%		0.99%		17.69%		11.49%		15.00%		24.33%	13.19%
Ratio of Expenses **	1.20%	1.20%		1.20%		1.20%		1.25%		1.20%		1.25%		1.35%		1.20%	1.10%

Period ended December 31, 2009

Unit Value	$14.932353	$9.778792		$8.744697		$9.884589		$8.309309		$27.701731		$11.735522		$8.429408		$13.856434	$9.935174
Total Return *	27.74%	22.66%		36.08%		32.51%		-9.47	%***	18.65%		6.47	%***	17.24%		36.39%	24.59%
Ratio of Expenses **	1.20%	1.20%		1.20%		1.20%		1.25%		1.20%		1.25%		1.35%		1.20%	1.10%

Period ended December 31, 2008

Unit Value	$11.689743	$7.972541		$6.426124		$7.459688		$6.174597		$23.347075		$9.563759		$7.189709		$10.159610	$7.974214
Total Return *	-43.60%	-43.22%		-39.81	%***	-33.11	%***	-46.66%		-38.60%		7.51	%***	-33.63%		-38.33%	-38.32%
Ratio of Expenses **	1.20%	1.20%		1.20%		1.20%		1.35%		1.20%		1.60%		1.35%		1.20%	1.10%

Period ended December 31, 2007

Unit Value	$20.728167	$14.041607		$12.051653		$12.887159		$11.574967		$38.027337		n/a		$10.833210		$16.473778	$12.929231
Total Return *	9.07%	0.22	%***	12.16	%***	3.20	%***	13.64	%***	3.52	%***	n/a		-1.71	%***	6.16%	3.75%
Ratio of Expenses **	1.20%	1.20%		1.25%		1.25%		1.35%		1.20%		n/a		1.35%		1.20%	1.10%

Period ended December 31, 2006

Unit Value	$19.005048	$14.010976		$10.744631		n/a		n/a		$28.341626		n/a		n/a		$15.517528	$12.462343
Total Return *	24.08%	17.48%		7.45	%***	n/a		n/a		19.29%		n/a		n/a		8.38%	13.82%
Ratio of Expenses **	1.20%	1.25%		1.40%		n/a		n/a		1.25%		n/a		n/a		1.20%	1.10%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

					JNL/MCM	JNL/MCM			JNL/MCM
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	NYSE	Oil & Gas	JNL/MCM	JNL/MCM	S&P 400	JNL/MCM
	International	JNL 5	JNL Optimized	Nasdaq 25	International	Sector	Pacific Rim 30	S&P 24	MidCap	S&P 500
	Index Portfolio	Portfolio	5 Portfolio(a)	Portfolio	25 Portfolio(b)	Portfolio	Portfolio(c)	Portfolio(a)	Index Portfolio	Index Portfolio

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$34,076	$255,347	$33,786	$5,545	$6,020	$30,493	$3,376	$1,552	$35,871	$65,928
Units Outstanding (in thousands)	2,261	23,279	3,516	501	730	994	260	163	2,175	6,112
Investment Income Ratio *	1.93%	2.06%	2.13%	0.21%	2.23%	1.09%	0.00%	0.34%	0.70%	1.42%

Period ended December 31, 2009

Net Assets (in thousands)	$32,115	$249,705	$26,986	$4,233	$5,157	$20,183	$850	$977	$24,246	$45,164
Units Outstanding (in thousands)	2,238	26,219	3,139	441	629	772	73	118	1,820	4,736
Investment Income Ratio *	2.70%	3.68%	2.95%	0.00%	5.16%	1.05%	3.01%	0.09%	1.18%	1.67%

Period ended December 31, 2008

Net Assets (in thousands)	$22,887	$219,942	$16,995	$2,841	$3,077	$13,205	$26	$6,139	$19,157	$25,662
Units Outstanding (in thousands)	2,030	28,207	2,678	391	501	599	3	875	1,964	3,354
Investment Income Ratio *	1.79%	2.19%	0.01%	0.03%	0.01%	0.58%	0.00%	0.00%	1.09%	1.57%

Period ended December 31, 2007

Net Assets (in thousands)	$43,240	$411,201	$23,935	$4,932	$4,036	$20,777	n/a	$605	$31,368	$44,016
Units Outstanding (in thousands)	2,147	29,805	2,004	390	350	580	n/a	56	1,961	3,514
Investment Income Ratio *	3.07%	2.25%	3.11%	0.00%	6.00%	1.01%	n/a	0.00%	1.25%	1.44%

Period ended December 31, 2006

Net Assets (in thousands)	$30,700	$203,454	$4,684	n/a	n/a	$15,509	n/a	n/a	$26,354	$38,038
Units Outstanding (in thousands)	1,650	14,699	437	n/a	n/a	588	n/a	n/a	1,735	3,118
Investment Income Ratio *	0.21%	0.03%	0.05%	n/a	n/a	0.08%	n/a	n/a	0.10%	0.11%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations May 1, 2006.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

			JNL/MCM			JNL/MCM				JNL/
	JNL/MCM		Select Small-		JNL/MCM	Technology	JNL/MCM			Oppenheimer	JNL/PAM		JNL/PAM		JNL/PIMCO
	S&P SMid		Cap		Small Cap	Sector	Value Line 30		JNL/MCM	Global Growth	Asia ex-Japan		China-India		Real Return
	60 Portfolio(b)		Portfolio		Index Portfolio	Portfolio	Portfolio		VIP Portfolio	Portfolio	Portfolio(c)		Portfolio(c)		Portfolio(a)

Highest expense ratio
Period ended December 31, 2010

Unit Value	$10.970531		$10.486936		$12.246469	$5.790370	$11.226452		$10.242365	$11.671742	$9.095534		$8.267688		$12.012545
Total Return *	17.43%		11.43%		21.59%	8.69%	18.41%		11.84%	11.63%	16.14%		-1.16	%***	4.62%
Ratio of Expenses **	2.80%		3.36%		3.82%	3.10%	3.36%		3.06%	3.30%	2.77%		2.81%		2.92%

Period ended December 31, 2009

Unit Value	$9.342505		$9.411601		$10.072059	$5.327626	$9.481303		$9.158067	$10.455341	$7.831456		$7.278544		$11.481733
Total Return *	57.13%		1.43%		22.60%	58.82%	10.89%		20.21%	34.90%	15.78	%***	20.08	%***	13.87%
Ratio of Expenses **	2.80%		3.36%		3.82%	3.10%	3.36%		3.06%	3.30%	2.77%		2.77%		2.92%

Period ended December 31, 2008

Unit Value	$5.945811		$9.279117		$8.215282	$3.354513	$8.549882		$7.618122	$7.750635	$4.752767		$4.118907		$10.083121
Total Return *	-32.15%		-42.04%		-37.37%	-45.15%	-49.18%		-44.51%	-42.78%	-23.20	%***	-47.23	%***	-8.65	%***
Ratio of Expenses **	2.80%		3.36%		3.82%	3.10%	3.36%		3.06%	3.30%	2.67%		2.47%		2.92%

Period ended December 31, 2007

Unit Value	$8.762630		$16.008906		$13.116710	$6.115358	$16.824245		$13.729202	$13.546090	n/a		n/a		$10.789785
Total Return *	-5.95	%***	-13.42%		-5.80%	11.04%	-0.66	%***	7.40%	2.86%	n/a		n/a		8.65	%***
Ratio of Expenses **	2.80%		3.36%		3.82%	3.10%	3.36%		3.06%	3.30%	n/a		n/a		2.87%

Period ended December 31, 2006

Unit Value	n/a		$18.491286		$13.923760	$5.507145	n/a		$12.783308	$13.170060	n/a		n/a		n/a
Total Return *	n/a		-2.48	%***	13.09%	6.03%	n/a		8.79%	13.17%	n/a		n/a		n/a
Ratio of Expenses **	n/a		3.36%		3.82%	3.10%	n/a		3.06%	3.30%	n/a		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

			JNL/MCM			JNL/MCM				JNL/
	JNL/MCM		Select Small-		JNL/MCM	Technology	JNL/MCM			Oppenheimer	JNL/PAM		JNL/PAM		JNL/PIMCO
	S&P SMid		Cap		Small Cap	Sector	Value Line 30		JNL/MCM	Global Growth	Asia ex-Japan		China-India		Real Return
	60 Portfolio(b)		Portfolio		Index Portfolio	Portfolio	Portfolio		VIP Portfolio	Portfolio	Portfolio(c)		Portfolio(c)		Portfolio(a)

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$11.612498		$13.444909		$15.486630	$7.164897	$12.846735		$11.467586	$14.438869	$9.531443		$8.674606		$12.858377
Total Return *	19.26%		13.86%		24.82%	10.71%	20.99%		13.88%	14.12%	17.92%		15.47%		6.44%
Ratio of Expenses **	1.25%		1.20%		1.20%	1.25%	1.20%		1.25%	1.10%	1.25%		1.25%		1.20%

Period ended December 31, 2009

Unit Value	$9.737114		$11.808406		$12.407508	$6.471498	$10.617842		$10.069636	$12.652627	$8.082935		$7.512174		$12.080609
Total Return *	21.01	%***	4.40	%***	25.86%	61.78%	13.32%		22.41%	37.90%	1.99	%***	12.28	%***	-1.16	%***
Ratio of Expenses **	1.25%		1.20%		1.20%	1.25%	1.20%		1.25%	1.10%	1.25%		1.25%		1.20%

Period ended December 31, 2008

Unit Value	$6.091650		$11.339771		$9.858535	$4.000061	$9.370137		$8.226249	$9.175389	$4.820984		$4.168903		$10.418261
Total Return *	-31.15%		-40.80%		-35.71%	-44.12%	-48.07%		-43.50%	-41.51%	-48.71	%***	-46.57	%***	-4.93%
Ratio of Expenses **	1.35%		1.25%		1.20%	1.25%	1.20%		1.25%	1.10%	1.35%		1.35%		1.25%

Period ended December 31, 2007

Unit Value	$8.848332		$19.155566		$15.333345	$7.158545	$18.044364		$14.559087	$15.687217	n/a		n/a		$10.958251
Total Return *	-13.07	%***	-11.57%		-3.28%	13.13%	0.42	%***	9.37%	5.16%	n/a		n/a		9.39	%***
Ratio of Expenses **	1.35%		1.25%		1.20%	1.25%	1.20%		1.25%	1.10%	n/a		n/a		1.25%

Period ended December 31, 2006

Unit Value	n/a		$21.661381		$15.853683	$6.327776	n/a		$13.311428	$14.918042	n/a		n/a		n/a
Total Return *	n/a		-1.07	%***	16.09%	8.00%	n/a		10.78%	15.68%	n/a		n/a		n/a
Ratio of Expenses **	n/a		1.25%		1.20%	1.25%	n/a		1.25%	1.10%	n/a		n/a		n/a
*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

		JNL/MCM		JNL/MCM			JNL/
	JNL/MCM	Select Small-	JNL/MCM	Technology	JNL/MCM		Oppenheimer	JNL/PAM	JNL/PAM	JNL/PIMCO
	S&P SMid	Cap	Small Cap	Sector	Value Line 30	JNL/MCM	Global Growth	Asia ex-Japan	China-India	Real Return
	60 Portfolio(b)	Portfolio	Index Portfolio	Portfolio	Portfolio	VIP Portfolio	Portfolio	Portfolio(c)	Portfolio(c)	Portfolio(a)

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$11,167	$8,068	$31,066	$19,317	$31,854	$11,905	$21,462	$9,193	$21,618	$45,868
Units Outstanding (in thousands)	977	639	2,092	2,843	2,564	1,069	1,570	975	2,520	3,628
Investment Income Ratio *	0.09%	0.52%	0.65%	0.14%	0.59%	2.35%	0.84%	0.13%	0.00%	1.65%

Period ended December 31, 2009

Net Assets (in thousands)	$9,384	$6,319	$25,412	$20,520	$29,692	$11,754	$15,773	$5,941	$16,155	$27,003
Units Outstanding (in thousands)	976	572	2,128	3,339	2,880	1,196	1,314	741	2,160	2,267
Investment Income Ratio *	1.10%	1.07%	0.82%	0.12%	0.13%	1.81%	1.61%	0.01%	0.00%	3.10%

Period ended December 31, 2008

Net Assets (in thousands)	$4,163	$4,986	$18,450	$2,878	$33,476	$10,219	$9,571	$497	$1,081	$15,786
Units Outstanding (in thousands)	689	473	1,941	758	3,670	1,268	1,098	104	259	1,530
Investment Income Ratio *	0.03%	0.29%	1.38%	0.02%	0.32%	1.51%	1.38%	1.70%	0.00%	1.75%

Period ended December 31, 2007

Net Assets (in thousands)	$1,146	$9,735	$26,807	$4,011	$66,341	$18,042	$17,153	n/a	n/a	$3,152
Units Outstanding (in thousands)	130	548	1,795	587	3,767	1,262	1,148	n/a	n/a	289
Investment Income Ratio *	2.30%	6.35%	1.44%	0.08%	0.00%	5.52%	1.17%	n/a	n/a	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	$21,688	$24,401	$2,834	n/a	$14,190	$13,164	n/a	n/a	n/a
Units Outstanding (in thousands)	n/a	1,068	1,561	457	n/a	1,079	922	n/a	n/a	n/a
Investment Income Ratio *	n/a	0.00%	0.12%	0.01%	n/a	0.02%	0.05%	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations April 30, 2007.
(c) Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

						JNL/			JNL/
		JNL/		JNL/		PPM America		JNL/	Red Rocks				JNL/S&P		JNL/S&P		JNL/S&P
	JNL/PIMCO	PPM America		PPM America		Small Cap		PPM America	Listed				Competitive		Disciplined		Disciplined
	Total Return	High Yield		Mid Cap Value		Value		Value Equity	Private Equity		JNL/S&P 4		Advantage		Growth		Moderate
	Bond Portfolio	Bond Portfolio		Portfolio(c)		Portfolio(c)		Portfolio	Portfolio(d)		Portfolio(b)		Portfolio(b)		Portfolio(a)		Portfolio(a)

Highest expense ratio
Period ended December 31, 2010

Unit Value	$13.141741	$12.648094		$10.086549		$10.070203		$12.922995	$9.937014		$10.008757		$10.499543		$8.303223		$9.354633
Total Return *	3.35%	12.15%		14.61	%***	24.48%		13.28%	23.05	%***	10.49	%***	9.71%		10.00%		8.28%
Ratio of Expenses **	4.00%	3.06%		2.77%		2.56%		3.62%	2.62%		2.95%		2.62%		2.46%		2.57%

Period ended December 31, 2009

Unit Value	$12.715484	$11.278177		$8.032651		$8.089606		$11.407772	$8.083713		$9.084017		$9.570035		$7.548666		$8.639117
Total Return *	10.93%	41.89%		43.66%		30.59%		39.44%	27.38	%***	37.90%		19.06	%***	22.34%		15.66%
Ratio of Expenses **	4.00%	3.06%		2.56%		2.56%		3.62%	2.56%		2.82%		2.62%		2.46%		2.57%

Period ended December 31, 2008

Unit Value	$11.462899	$7.948482		$5.591445		$6.194830		$8.181282	$5.911761		$6.587250		$6.824072		$6.170041		$7.469150
Total Return *	-3.54%	-32.84%		-47.33	%***	-41.04	%***	-49.09%	-20.15	%***	-28.12	%***	-29.32	%***	-40.69%		-28.46%
Ratio of Expenses **	4.00%	3.06%		2.56%		2.56%		3.62%	2.32%		2.82%		2.46%		2.46%		2.57%

Period ended December 31, 2007

Unit Value	$11.883302	$11.835493		n/a		n/a		$16.069507	n/a		$9.914624		$9.908252		$10.402353		$10.440480
Total Return *	3.98%	-6.10	%***	n/a		n/a		-9.00%	n/a		0.00	%***	-1.94	%***	4.88	%***	3.32	%***
Ratio of Expenses **	4.00%	3.06%		n/a		n/a		3.62%	n/a		2.02%		2.32%		2.46%		2.57%

Period ended December 31, 2006

Unit Value	$11.428512	$12.411995		n/a		n/a		$17.658545	n/a		n/a		n/a		n/a		n/a
Total Return *	-0.57%	7.26%		n/a		n/a		7.46%	n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	4.00%	2.995%		n/a		n/a		3.62%	n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

					JNL/			JNL/
		JNL/	JNL/		PPM America		JNL/	Red Rocks				JNL/S&P		JNL/S&P		JNL/S&P
	JNL/PIMCO	PPM America	PPM America		Small Cap		PPM America	Listed				Competitive		Disciplined		Disciplined
	Total Return	High Yield	Mid Cap Value		Value		Value Equity	Private Equity		JNL/S&P 4		Advantage		Growth		Moderate
	Bond Portfolio	Bond Portfolio	Portfolio(c)		Portfolio(c)		Portfolio	Portfolio(d)		Portfolio(b)		Portfolio(b)		Portfolio(a)		Portfolio(a)

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$19.070164	$16.275861	$10.489142		$10.411098		$18.736365	$10.223513		$10.562974		$10.952490		$8.814252		$9.802583
Total Return *	6.39%	14.37%	27.84%		26.00%		16.00%	24.62%		12.44%		11.23%		11.67%		9.61%
Ratio of Expenses **	1.10%	1.10%	1.35%		1.35%		1.25%	1.35%		1.20%		1.25%		0.95%		1.35%

Period ended December 31, 2009

Unit Value	$17.924159	$14.231312	$8.204833		$8.262864		$16.152117	$8.203565		$9.394582		$9.846991		$7.893102		$8.943025
Total Return *	14.19%	44.70%	45.41%		32.18%		42.78%	38.45%		-1.36	%***	42.43%		33.84	%***	17.08%
Ratio of Expenses **	1.10%	1.10%	1.35%		1.35%		1.25%	1.35%		1.20%		1.25%		0.95%		1.35%

Period ended December 31, 2008

Unit Value	$15.696593	$9.834823	$5.642615		$6.251399		$11.312423	$5.925490		$6.699490		$6.913687		$6.305552		$7.638164
Total Return *	-0.70%	-31.51%	-47.13	%***	-40.54	%***	-47.87%	-24.16	%***	-30.46	%***	-30.28%		-40.02%		-27.58%
Ratio of Expenses **	1.10%	1.10%	1.35%		1.35%		1.25%	1.35%		1.25%		1.25%		1.35%		1.35%

Period ended December 31, 2007

Unit Value	$15.807122	$14.359995	n/a		n/a		$21.699183	n/a		$9.919737		$9.916389		$10.513413		$10.547354
Total Return *	7.06%	-2.19%	n/a		n/a		-6.80%	n/a		0.77	%***	-1.88	%***	3.16	%***	3.22	%***
Ratio of Expenses **	1.10%	1.10%	n/a		n/a		1.25%	n/a		1.35%		1.25%		1.35%		1.35%

Period ended December 31, 2006

Unit Value	$14.765246	$14.681915	n/a		n/a		$23.283251	n/a		n/a		n/a		n/a		n/a
Total Return *	2.34%	9.31%	n/a		n/a		11.63%	n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	1.10%	1.10%	n/a		n/a		1.25%	n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

				JNL/		JNL/
		JNL/	JNL/	PPM America	JNL/	Red Rocks		JNL/S&P	JNL/S&P	JNL/S&P
	JNL/PIMCO	PPM America	PPM America	Small Cap	PPM America	Listed		Competitive	Disciplined	Disciplined
	Total Return	High Yield	Mid Cap Value	Value	Value Equity	Private Equity	JNL/S&P 4	Advantage	Growth	Moderate
	Bond Portfolio	Bond Portfolio	Portfolio(c)	Portfolio(c)	Portfolio	Portfolio(d)	Portfolio(b)	Portfolio(b)	Portfolio(a)	Portfolio(a)

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$155,396	$38,138	$2,879	$2,589	$5,414	$5,977	$46,655	$5,117	$8,907	$23,777
Units Outstanding (in thousands)	8,812	2,558	276	250	395	588	4,471	474	1,036	2,449
Investment Income Ratio *	2.46%	7.46%	0.00%	0.22%	1.56%	0.29%	0.00%	0.58%	1.35%	1.19%

Period ended December 31, 2009

Net Assets (in thousands)	$95,964	$28,838	$770	$780	$3,170	$1,654	$35,257	$11,377	$5,843	$9,460
Units Outstanding (in thousands)	5,847	2,221	94	95	299	202	3,785	1,169	755	1,067
Investment Income Ratio *	3.55%	8.43%	0.79%	0.74%	5.57%	5.56%	1.29%	0.02%	3.62%	3.34%

Period ended December 31, 2008

Net Assets (in thousands)	$39,877	$11,560	$188	$166	$2,063	$238	$9,167	$2,164	$1,078	$2,187
Units Outstanding (in thousands)	2,782	1,306	33	27	305	40	1,374	315	172	288
Investment Income Ratio *	4.39%	8.74%	0.98%	0.49%	2.45%	0.99%	0.01%	1.26%	1.63%	1.42%

Period ended December 31, 2007

Net Assets (in thousands)	$34,092	$17,379	n/a	n/a	$4,475	n/a	$83	$2,620	$777	$980
Units Outstanding (in thousands)	2,361	1,328	n/a	n/a	358	n/a	8	264	74	93
Investment Income Ratio *	4.95%	8.09%	n/a	n/a	0.60%	n/a	0.00%	0.06%	0.00%	0.00%

Period ended December 31, 2006

Net Assets (in thousands)	$29,128	$18,079	n/a	n/a	$6,127	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	2,158	1,379	n/a	n/a	466	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	0.30%	0.63%	n/a	n/a	0.00%	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.
(c) Commencement of operations March 31, 2008.
(d) Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

	JNL/S&P		JNL/S&P				JNL/				JNL/
	Disciplined		Dividend				S&P Managed	JNL/	JNL/	JNL/	S&P Managed
	Moderate		Income		JNL/S&P		Aggressive	S&P Managed	S&P Managed	S&P Managed	Moderate	JNL/S&P		JNL/Select
	Growth		& Growth		Intrinsic Value		Growth	Conservative	Growth	Moderate	Growth	Total Yield		Balanced
	Portfolio(a)		Portfolio(b)		Portfolio(b)		Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(b)		Portfolio

Highest expense ratio
Period ended December 31, 2010

Unit Value	$8.783516		$9.769767		$10.535984		$11.441106	$10.916993	$11.391867	$11.306591	$11.477855	$9.348699		$21.280258
Total Return *	10.54%		13.82	%***	11.41%		13.09%	5.57%	11.93%	7.95%	9.16%	3.18	%***	7.23%
Ratio of Expenses **	2.46%		2.56%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.81%		3.30%

Period ended December 31, 2009

Unit Value	$7.946322		$8.495170		$9.457344		$10.116666	$10.340832	$10.177303	$10.474041	$10.514921	$8.799258		$19.845416
Total Return *	19.79%		20.47%		52.93%		26.58%	10.26%	23.45%	15.05%	19.07%	39.41%		15.80%
Ratio of Expenses **	2.46%		2.46%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.46%		3.30%

Period ended December 31, 2008

Unit Value	$6.633553		$7.051872		$6.183952		$7.992469	$9.378612	$8.244253	$9.103785	$8.831129	$6.311926		$17.137028
Total Return *	-36.35%		-26.05	%***	-27.31	%***	-41.23%	-16.23%	-37.69%	-23.61%	-30.08%	-34.62	%***	-23.30%
Ratio of Expenses **	2.46%		2.46%		2.645%		3.47%	2.92%	3.67%	3.06%	3.62%	2.46%		3.30%

Period ended December 31, 2007

Unit Value	$10.421913		$9.761266		$9.914769		$13.600178	$11.196051	$13.230251	$11.918026	$12.630402	$10.060337		$22.342118
Total Return *	4.87	%***	0.21	%***	-0.85	%***	5.43%	3.22%	4.76%	4.47%	4.77%	0.60	%***	3.99%
Ratio of Expenses **	2.46%		1.96%		1.82%		3.47%	2.92%	3.67%	3.06%	3.62%	1.82%		3.30%

Period ended December 31, 2006

Unit Value	n/a		n/a		n/a		$12.900074	$10.846849	$12.628705	$11.408016	$12.055314	n/a		$21.485865
Total Return *	n/a		n/a		n/a		11.64%	4.75%	10.04%	7.07%	8.20%	n/a		9.98%
Ratio of Expenses **	n/a		n/a		n/a		3.47%	2.92%	3.67%	3.06%	3.62%	n/a		3.30%
*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

	JNL/S&P		JNL/S&P				JNL/						JNL/
	Disciplined		Dividend				S&P Managed	JNL/		JNL/		JNL/	S&P Managed
	Moderate		Income		JNL/S&P		Aggressive	S&P Managed		S&P Managed		S&P Managed	Moderate	JNL/S&P		JNL/Select
	Growth		& Growth		Intrinsic Value		Growth	Conservative		Growth		Moderate	Growth	Total Yield		Balanced
	Portfolio(a)		Portfolio(b)		Portfolio(b)		Portfolio	Portfolio		Portfolio		Portfolio	Portfolio	Portfolio(b)		Portfolio

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$9.177843		$10.141014		$10.967120		$15.182008	$12.153673		$15.602672		$12.658765	$15.521078	$9.808930		$29.551180
Total Return *	11.77%		16.66%		12.86%		15.63%	7.40%		14.73%		9.92%	11.78%	8.71%		9.51%
Ratio of Expenses **	1.35%		1.35%		1.35%		1.25%	1.20%		1.20%		1.25%	1.25%	1.25%		1.20%

Period ended December 31, 2009

Unit Value	$8.211421		$8.693155		$9.717690		$13.129751	$11.315908		$13.599063		$11.516303	$13.885882	$9.022914		$26.985943
Total Return *	21.13%		21.81%		54.93%		29.42%	15.33	%***	1.53	%***	17.15%	21.92%	41.11%		-0.06	%***
Ratio of Expenses **	1.35%		1.35%		1.35%		1.25%	1.20%		1.20%		1.25%	1.25%	1.25%		1.20%

Period ended December 31, 2008

Unit Value	$6.779177		$7.136553		$6.272336		$10.145138	$10.066931		$10.690473		$9.830150	$11.389116	$6.394459		$22.665125
Total Return *	-35.64%		-26.92%		-35.26	%***	-39.91%	-14.82%		-36.16%		-22.22%	-28.40%	-32.77	%***	-21.71%
Ratio of Expenses **	1.35%		1.35%		1.35%		1.25%	1.25%		1.25%		1.25%	1.25%	1.25%		1.25%

Period ended December 31, 2007

Unit Value	$10.533148		$9.765851		$9.917962		$16.884180	$11.818709		$16.745691		$12.638090	$15.907343	$10.063580		$28.949650
Total Return *	3.55	%***	-0.51	%***	-0.82	%***	7.81%	3.07	%***	7.34%		6.39%	7.30%	0.64	%***	6.15%
Ratio of Expenses **	1.35%		1.35%		1.40%		1.25%	1.25%		1.25%		1.25%	1.25%	1.40%		1.25%

Period ended December 31, 2006

Unit Value	n/a		n/a		n/a		$15.661481	$11.234342		$15.600037		$11.879071	$14.825502	n/a		$27.272162
Total Return *	n/a		n/a		n/a		14.13%	6.41%		12.73%		9.02%	10.78%	n/a		12.25%
Ratio of Expenses **	n/a		n/a		n/a		1.25%	1.35%		1.25%		1.25%	1.25%	n/a		1.25%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

	JNL/S&P	JNL/S&P		JNL/				JNL/
	Disciplined	Dividend		S&P Managed	JNL/	JNL/	JNL/	S&P Managed
	Moderate	Income	JNL/S&P	Aggressive	S&P Managed	S&P Managed	S&P Managed	Moderate	JNL/S&P	JNL/Select
	Growth	& Growth	Intrinsic Value	Growth	Conservative	Growth	Moderate	Growth	Total Yield	Balanced
	Portfolio(a)	Portfolio(b)	Portfolio(b)	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(b)	Portfolio

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$24,630	$11,457	$4,508	$69,459	$88,159	$168,909	$146,451	$210,716	$1,933	$56,078
Units Outstanding (in thousands)	2,703	1,136	414	4,957	7,441	11,485	11,837	14,293	199	2,045
Investment Income Ratio *	1.28%	1.69%	0.77%	0.74%	2.92%	1.03%	2.20%	1.37%	1.09%	1.44%

Period ended December 31, 2009

Net Assets (in thousands)	$11,757	$3,914	$1,824	$53,254	$47,358	$122,493	$87,075	$129,482	$754	$30,956
Units Outstanding (in thousands)	1,443	453	189	4,404	4,287	9,602	7,740	9,880	84	1,261
Investment Income Ratio *	3.26%	0.04%	0.04%	2.48%	2.07%	2.27%	1.59%	0.83%	0.01%	3.09%

Period ended December 31, 2008

Net Assets (in thousands)	$2,967	$1,234	$214	$35,527	$29,567	$63,433	$43,694	$75,924	$4,842	$15,324
Units Outstanding (in thousands)	440	173	34	3,829	2,996	6,345	4,548	7,111	762	774
Investment Income Ratio *	1.45%	4.76%	2.56%	0.37%	4.28%	0.53%	3.86%	2.22%	4.10%	2.61%

Period ended December 31, 2007

Net Assets (in thousands)	$1,785	$124	$-	$67,327	$21,481	$108,086	$42,577	$113,848	$-	$17,515
Units Outstanding (in thousands)	170	13	-	4,383	1,848	6,946	3,436	7,642	-	724
Investment Income Ratio *	0.00%	0.08%	0.00%	1.89%	3.54%	1.72%	3.07%	2.20%	0.00%	2.63%

Period ended December 31, 2006

Net Assets (in thousands)	n/a	n/a	n/a	$66,027	$9,825	$93,895	$27,779	$92,695	n/a	$13,152
Units Outstanding (in thousands)	n/a	n/a	n/a	4,649	884	6,481	2,375	6,675	n/a	614
Investment Income Ratio *	n/a	n/a	n/a	0.09%	0.17%	0.11%	0.20%	0.14%	n/a	0.15%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations January 16, 2007.
(b) Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe		JNL/T. Rowe
	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term		Price Value
	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio(a)		Portfolio

Highest expense ratio
Period ended December 31, 2010

Unit Value	$9.984433	$16.682091	$20.082226	$32.621795	$9.873781		$11.685060
Total Return *	-3.01%	9.65%	12.18%	22.85%	-1.10	%***	11.80%
Ratio of Expenses **	3.06%	3.62%	4.00%	4.00%	2.81%		3.595%

Period ended December 31, 2009

Unit Value	$10.294710	$15.213383	$17.901009	$26.554492	$9.897810		$10.451914
Total Return *	-2.87%	19.57%	37.87%	41.08%	4.03	%***	32.25%
Ratio of Expenses **	3.06%	3.62%	4.00%	4.00%	2.72%		3.595%

Period ended December 31, 2008

Unit Value	$10.598972	$12.723152	$12.984192	$18.822510	$9.489982		$7.903368
Total Return *	-0.89%	-35.72%	-45.09%	-42.97%	-6.12	%***	-42.57%
Ratio of Expenses **	3.06%	3.62%	4.00%	4.00%	2.56%		3.595%

Period ended December 31, 2007

Unit Value	$10.693817	$19.791966	$23.645204	$33.007381	$10.370787		$13.761959
Total Return *	1.57%	3.99%	5.77%	12.60%	2.25%		-2.73%
Ratio of Expenses **	3.06%	3.62%	4.00%	4.00%	2.47%		3.595%

Period ended December 31, 2006

Unit Value	$10.528457	$19.031960	$22.354247	$29.314299	$10.142734		$14.148551
Total Return *	1.37%	16.63%	9.25%	2.62%	1.78	%***	15.79%
Ratio of Expenses **	3.06%	3.62%	4.00%	4.00%	2.47%		3.595%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

				JNL/T. Rowe		JNL/T. Rowe
				Price	JNL/T. Rowe	Price Short-
	JNL/Select		JNL/	Established	Price Mid-Cap	Term		JNL/T. Rowe
	Money Market		Select Value	Growth	Growth	Bond		Price Value
	Portfolio		Portfolio	Portfolio	Portfolio	Portfolio(a)		Portfolio

Lowest expense ratio
Period ended December 31, 2010

Unit Value	$13.354786		$20.539277	$31.605518	$51.340354	$10.620291		$15.249172
Total Return *	-1.19%		12.45%	15.49%	26.46%	1.66%		14.62%
Ratio of Expenses **	1.20%		1.10%	1.10%	1.10%	1.25%		1.10%

Period ended December 31, 2009

Unit Value	$13.516004		$18.264828	$27.367367	$40.596956	$10.447023		$13.303769
Total Return *	-1.05%		22.62%	41.92%	45.23%	6.30%		35.59%
Ratio of Expenses **	1.20%		1.10%	1.10%	1.10%	1.25%		1.10%

Period ended December 31, 2008

Unit Value	$13.658998		$14.894958	$19.283022	$27.953583	$9.827941		$9.811921
Total Return *	0.97%		-34.07%	-43.47%	-41.30%	-8.05	%***	-41.12%
Ratio of Expenses **	1.20%		1.10%	1.10%	1.10%	1.25%		1.10%

Period ended December 31, 2007

Unit Value	$13.527246		$22.593750	$34.112058	$47.618487	$10.566167		$16.664255
Total Return *	0.24	%***	6.66%	8.90%	15.93%	3.41%		-0.26%
Ratio of Expenses **	1.20%		1.10%	1.10%	1.10%	1.35%		1.10%

Period ended December 31, 2006

Unit Value	$12.999350		$21.182543	$31.322792	$41.075162	$10.218127		$16.707908
Total Return *	3.24%		19.60%	12.46%	5.63%	2.14	%***	18.71%
Ratio of Expenses **	1.25%		1.10%	1.10%	1.10%	1.35%		1.10%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.

Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a) Commencement of operations May 1, 2006.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

			JNL/T. Rowe		JNL/T. Rowe
			Price	JNL/T. Rowe	Price Short-
	JNL/Select	JNL/	Established	Price Mid-Cap	Term	JNL/T. Rowe
	Money Market	Select Value	Growth	Growth	Bond	Price Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio(a)	Portfolio

Portfolio data
Period ended December 31, 2010

Net Assets (in thousands)	$25,381	$19,319	$54,174	$68,198	$13,770	$30,599
Units Outstanding (in thousands)	2,031	984	2,000	1,490	1,320	2,126
Investment Income Ratio *	0.00%	1.03%	0.04%	0.19%	1.46%	1.04%

Period ended December 31, 2009

Net Assets (in thousands)	$24,500	$13,294	$38,909	$43,237	$7,691	$24,491
Units Outstanding (in thousands)	1,961	760	1,719	1,215	749	1,943
Investment Income Ratio *	0.16%	1.79%	0.32%	0.00%	4.06%	1.66%

Period ended December 31, 2008

Net Assets (in thousands)	$34,271	$8,649	$20,911	$20,335	$3,960	$17,289
Units Outstanding (in thousands)	2,740	607	1,395	868	409	1,856
Investment Income Ratio *	2.12%	0.03%	0.09%	0.00%	4.34%	1.90%

Period ended December 31, 2007

Net Assets (in thousands)	$23,711	$13,501	$37,429	$39,876	$3,611	$31,075
Units Outstanding (in thousands)	1,916	621	1,503	1,025	344	1,965
Investment Income Ratio *	4.63%	4.05%	1.05%	1.76%	3.54%	2.18%

Period ended December 31, 2006

Net Assets (in thousands)	$15,513	$7,631	$24,645	$27,847	$1,443	$28,660
Units Outstanding (in thousands)	1,309	372	1,060	893	142	1,804
Investment Income Ratio *	0.41%	0.15%	0.06%	0.11%	0.00%	0.22%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a) Commencement of operations May 1, 2006.

Independent Auditors’ Report

The Board of Directors of Jackson National Life Insurance Company of New York and
Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account I (Separate Account) as set forth herein as of December 31, 2010, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agent of the underlying mutual fund. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within JNLNY Separate Account I as set forth herein as of December 31, 2010, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
March 1, 2011

[Missing Graphic Reference]
[Missing Graphic Reference]
Jackson National Life Insurance

Company of New York

Financial Statements

December 31, 2010

Jackson National Life Insurance Company of New York

Index to Financial Statements
December 31, 2010

__________________________________________________________________

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Jackson National Life Insurance Company of New York:

We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2010 and 2009, and the related income statements and statements of stockholder’s equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2010.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2010 in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the financial statements, the Company has changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of FASB Staff Position FAS No. 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments” (included in FASB ASC Topic 320, Investments-Debt and Equity Securities), as of January 1, 2009.

/s/ KPMG LLP

Chicago, Illinois
March 14, 2011

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2010	2009
Investments:
Cash and short-term investments	$88,587	$98,726
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2010, $1,531,774; 2009, $1,394,883)	1,587,407	1,368,403
Trading securities, at fair value	431	2,141
Policy loans	262	240
Total investments	1,676,687	1,469,510

Accrued investment income	16,523	15,557
Deferred acquisition costs	224,796	214,332
Deferred sales inducements	12,526	14,085
Reinsurance recoverable	32,300	38,649
Income taxes receivable from Parent	65,478	58,752
Receivable from Parent	2,858	1,644
Separate account assets	2,848,302	1,898,571
Total assets	$4,879,470	$3,711,100

Liabilities and Stockholder's Equity
Liabilities
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable	$54,027	$53,568
Deposits on investment contracts	1,482,795	1,338,871
Securities lending payable	9,613	1,097
Deferred income taxes	35,350	20,498
Other liabilities	17,451	18,464
Separate account liabilities	2,848,302	1,898,571
Total liabilities	4,447,538	3,331,069

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	256,000	256,000
Accumulated other comprehensive income (loss), net
of tax of $2,836 in 2010 and $(11,906) in 2009	26,898	(480))
Retained earnings	147,034	122,511
Total stockholder's equity	431,932	380,031
Total liabilities and stockholder's equity	$4,879,470	$3,711,100

See accompanying notes to financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Income Statements
(In thousands)

	Years Ended December 31,
	2010	2009	2008
Revenues
Premiums, net of reinsurance	$(7,855)	$(7,641)	$(47,806)
Net investment income	85,696	81,025	78,535
Net realized losses on investments:
Total other-than-temporary impairments	(17,261)	(44,400)	(32,260)
Portion of other-than-temporary impairments included in
other comprehensive income	7,556	16,002	-
Net other-than-temporary impairments	(9,705)	(28,398)	(32,260)
Other investment (losses) gains	(6,341)	11,859	(7,131)
Total net realized losses on investments	(16,046)	(16,539)	(39,391)
Fee income	59,419	36,864	36,689
Other income (expense)	155	177	(853)
Total revenues	121,369	93,886	27,174

Benefits and Expenses
Policyholder benefits	9,341	12,625	4,600
Interest credited on deposit liabilities	40,921	44,098	44,898
Change in reserves, net of reinsurance recoverables	1,433	(3,535)	856
Commissions	72,715	52,221	31,291
General and administrative expenses	9,911	8,525	6,804
Taxes, licenses and fees	3,660	3,729	953
Deferral of acquisition costs	(67,014)	(49,272)	(29,646)
Deferral of sales inducements	(5,065)	(4,868)	(3,029)
Amortization of deferred acquisition costs:
Attributable to operations	23,319	25,278	16,544
Attributable to net realized losses on investments	(3,375)	(3,191)	(13,482)
Amortization of deferred sales inducements:
Attributable to operations	3,518	4,180	2,067
Attributable to net realized gains (losses) on investments	(272)	(285)	5,530
Total benefits and expenses	89,092	89,505	67,386
Pretax income (loss)	32,277	4,381	(40,212)
Income tax expense (benefit)	7,754	117	(75,560)
Net income	$24,523	$4,264	$35,348

See accompanying notes to financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Statements of Stockholder's Equity and Comprehensive Income
(In thousands)

			Accumulated
		Additional	other		Total
	Common	paid-in	comprehensive	Retained	stockholder's
	stock	capital	income (loss)	earnings	equity
Balances as of December 31, 2007	$2,000	$141,000	$(2,872)	$80,529	$220,657
Comprehensive income:
Net income				35,348	35,348
Net unrealized losses
on securities not other-than-
temporarily impaired, net
of tax benefit of $26,045			(48,901)		(48,901)
Reclassification adjustment
for losses included
in net income, net of tax
of $7,398			13,736		13,736
Total comprehensive income (loss)			(35,165)	35,348	183
Capital contribution		40,000			40,000
Balances as of December 31, 2008	$2,000	$181,000	$(38,037)	$115,877	$260,840

Comprehensive income:
Net income				4,264	4,264
Net unrealized gains
on securities not other-than-
temporarily impaired, net
of tax of $7,868			38,797		38,797
Net unrealized losses on other-than-
temporarily impaired securities,
net of tax benefit of $4,424			(8,215)		(8,215)
Reclassification adjustment
for losses included
in net income, net of tax
of $5,031			9,345		9,345
Total comprehensive income			39,927	4,264	44,191
Capital contribution		75,000			75,000
Cumulative effect of change in
accounting, net of DAC			(2,370)	2,370	-
Balances as of December 31, 2009	$2,000	$256,000	$(480)	$122,511	$380,031

Comprehensive income:
Net income				24,523	24,523
Net unrealized gains
on securities not other-than-
temporarily impaired, net
of tax of $13,874			25,764		25,764
Net unrealized losses on other-than-
temporarily impaired securities,
net of tax benefit of $2,044			(3,795)		(3,795)
Reclassification adjustment
for losses included
in net income, net of tax
of $2,912			5,409		5,409
Total comprehensive income			27,378	24,523	51,901
Balances as of December 31, 2010	$2,000	$256,000	$26,898	$147,034	$431,932

See accompanying notes to financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2010	2009	2008
Cash flows from operating activities:
Net income	$24,523	$4,264	$35,348
Adjustments to reconcile net income to
net cash provided by operating activities:
Net realized losses on investments	16,046	16,539	39,391
Interest credited on deposit liabilities	40,921	44,098	44,898
Amortization of discount and premium on investments	459	610	785
Deferred income tax provision	109	(9,207)	27,419
Change in:
Accrued investment income	(966)	(794)	1,027
Deferred sales inducements and acquisition costs	(48,890)	(28,158)	(22,016)
Trading portfolio activity, net	1,710	832	-
Income taxes (receivable from) payable to Parent	(6,726)	43,222	(103,086)
Claims payable	5,454	4,054	(7,132)
(Payable to) receivable from Parent	(1,214)	(49,034)	47,784
Other assets and liabilities, net	(459)	2,903	19,134
Net cash provided by operating activities	30,967	29,329	83,552

Cash flows from investing activities:
Fixed maturities and equities available for sale:
Proceeds from sales	233,634	292,030	226,750
Principal repayments, maturities, calls
and redemptions	90,731	81,991	57,082
Purchases	(476,419)	(533,240)	(308,825)
Other investing activities	8,494	(5,181)	(3,633)
Net cash used in investing activities	(143,560)	(164,400)	(28,626)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,071,851	792,246	458,829
Withdrawals	(302,015)	(376,665)	(357,034)
Net transfers to separate accounts	(667,382)	(416,393)	(131,428)
Capital contribution	-	75,000	40,000
Net cash provided by financing activities	102,454	74,188	10,367

Net (decrease) increase in cash and short-term
investments	(10,139)	(60,883)	65,293

Cash and short-term investments, beginning of year	98,726	159,609	94,316
Cash and short-term investments, end of year	$88,587	$98,726	$159,609

See accompanying notes to financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

1.   Nature of Operations
Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England.  Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

2.   Summary of Significant Accounting Policies
Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes.  Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits and the liability for state guaranty fund assessments; and 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company.  These estimates and assumptions are based on management’s best estimates and judgments.  Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate.  As facts and circumstances dictate, these estimates and assumptions may be adjusted.  Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.  Changes in those estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Changes in Accounting Principles – Adopted in Current Year
On January 1, 2010, the Company adopted Accounting Standards Update No. 2009-16, “Accounting for Transfers of Financial Assets” (“ASU 2009-16”).  This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity (“QSPE”) concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures.  ASU 2009-16 did not have an impact on the Company’s financial statements.

On January 1, 2010, the Company adopted ASU 2010-10, “Amendment for Certain Investment Funds,” which provides accounting guidance for determining which enterprise, if any, has a controlling financial interest in a variable interest entity (“VIE”) and requires additional disclosures regarding a company’s involvement in VIEs.  ASU 2010-10 did not have an impact on the Company’s financial statements.

Changes in Accounting Principles – Adopted in Prior Years
On January 1, 2009, the Company adopted Accounting Standards Codification (“ASC”) 320-10-65, “Debt and Equity Securities – Transition and Open Effective Date Information” (previously FAS 115-2 and FAS 124-2, “Recognition and Presentation of Other-Than-Temporary Impairments”).  ASC 320-10-65 requires entities to separate an other-than-temporary impairment of a debt security into two components when there are credit related losses associated with the impaired debt security for which management believes it does not have the intent to sell the security and is not more likely than not to be required to sell the security before recovery of its amortized cost

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

2.   Summary of Significant Accounting Policies (continued)

basis.  The difference between the fair value and the amortized cost of the security is presented as an other-than-temporary impairment charge within earnings, with an offset for any non-credit related loss component of the charge to be recognized in other comprehensive income.  ASC 320-10-65 required companies to record, as of the period of adoption, a cumulative effect adjustment to reclassify the non-credit portion of a previously recognized other-than-temporary impairment from retained earnings to other comprehensive income, if, as of the date of adoption, the company did not intend to sell the security before anticipated recovery of its amortized cost basis.  Upon adoption, the Company transferred $5.7 million ($2.4 million net of deferred acquisition costs and sales inducements) of non-credit related impairments from retained earnings to other comprehensive income.

Changes in Accounting Principles – Not Yet Fully Adopted
In January 2010, the FASB issued ASU No. 2010-06, “Improving Disclosures about Fair Value Measurements,” which requires additional disclosures related to transfers between Levels 1 and 2 and for fair value measurement activity in Level 3.  Additional information to be provided will include purchases, sales, issuances, and settlements on a gross basis.  This ASU also clarifies certain other existing disclosure requirements including the level of disaggregation and disclosures around inputs and valuation techniques.  The accounting guidance for new disclosures and clarification of existing disclosures is effective for periods beginning after December 15, 2009.  The additional disclosures related to activity in Level 3 are effective for fiscal years beginning after December 15, 2010.  As required, the additional disclosures effective for periods beginning after December 15, 2009, are included herein.  The remaining required disclosures, effective for fiscal years beginning after December 15, 2010, will be included in the Company’s financial statements for the year ending December 31, 2011.

In April 2010, the FASB issued ASU No. 2010-15, “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments.” This guidance clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related policyholder, as defined in the Variable Interest Entities Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties.  This accounting guidance will be effective on January 1, 2011, and is not expected to impact the Company’s financial statements.

In October 2010, the FASB issued ASU No. 2010-26, “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.” ASU 2010-26 clarifies which costs related to the acquisition or renewal of insurance contracts can be deferred by insurance entities.  The guidance also specifies that only costs directly related to the successful acquisition of new or renewal contracts can be capitalized.  All other acquisition related costs should be expensed as incurred.  This accounting guidance will be effective on January 1, 2012 and can be applied either prospectively or retrospectively.  Jackson-NY has not yet determined the impact this guidance will have on the Company’s financial statements upon adoption.

Comprehensive Income (Loss)
Comprehensive income (loss) includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper and money market instruments, are carried at cost or amortized cost.  These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

2.   Summary of Significant Accounting Policies (continued)

Fixed maturities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method.  Discounts and premiums on asset-backed securities are amortized over the estimated redemption period.  Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events.  For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis.  The carrying value of such securities was $33.2 million and $26.9 million at December 31, 2010 and 2009, respectively.

All fixed maturities are classified as available for sale and are carried at fair value.  Effective January 1, 2009, for declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments.  If management believes the Company does not intend to sell the security and is not more likely than not to be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income.  In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further detailed in Note 4.  For periods prior to January 1, 2009, Jackson-NY recognized an other-than-temporary impairment when the Company did not expect full recovery of amortized cost or did not have the intent and ability to hold a security to recovery and impairment losses were recognized in net realized losses on investments for the full difference between fair value and amortized cost.

During 2009, the Company transferred its equity holdings, consisting of common stocks and preferred stocks, from available for sale to a trading portfolio and recognized a loss of $1.1 million.  At December 31, 2010 and 2009, all equity holdings were classified as trading.  Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are carried at the unpaid principal balances.

Realized gains and losses on the sale of investments are recognized in net income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on investments which are classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements, and beginning in 2009, the non-credit related portion of other-than-temporary impairment charges, are excluded from net income and included as a component of other comprehensive income and stockholder’s equity.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by ASC 815-15.  These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value.  Embedded derivative results are reported in change in reserves.

Deferred Acquisition Costs
Certain costs of acquiring new business, principally commissions and certain costs associated with policy issuance and underwriting, which vary with and are primarily related to the production of new business, are capitalized as deferred acquisition costs.  Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products.  Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.  A review of assumptions used for estimating future gross profits

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

2.   Summary of Significant Accounting Policies (continued)

underlying the amortization of deferred acquisition costs is conducted on an annual basis.  Based on results of the annual review, the deferred acquisition cost balance is adjusted, with an offsetting credit or charge to amortization expense.

As fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in fair value of fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred acquisition costs have been decreased by $23.8 million and increased by $12.9 million at December 31, 2010 and 2009, respectively, to reflect this adjustment.  Effective January 1, 2009, in connection with the adoption of amended accounting guidance, Jackson-NY reclassified $3.1 million of deferred acquisition costs amortization from retained earnings to accumulated other comprehensive income.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the level of expectations of short-term future investment returns. Under the methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 8.4%, after investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. Projected returns after the next five years are set at 8.4%. At December 31, 2010 and 2009, future projected returns were capped at the 15% level.

Deferred Sales Inducements
Bonus interest on single premium deferred annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements.  Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits.  Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.  A review of assumptions used for estimating future gross profits underlying the amortization of deferred sales inducements is conducted on an annual basis.  Based on results of the annual review, the deferred sales inducement balance is adjusted, with an offsetting credit or charge to amortization expense.  As fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in fair value of fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred sales inducements have been decreased by $2.1 million and increased by $1.2 million at December 31, 2010 and 2009, respectively, to reflect this adjustment.  Effective January 1, 2009, in connection with the adoption of FSP 115-2, Jackson-NY reclassified $0.2 million of deferred sales inducements from retained earnings to accumulated other comprehensive income.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson and Brooke Life.  The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations.  Intercompany balances are settled on a quarterly basis.  The Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2007.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes.  Such temporary differences are principally related to the effects of recording certain invested assets at market value, the

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

2.   Summary of Significant Accounting Policies (continued)

deferral of policy acquisition costs and sales inducements and the provisions for future policy benefits and expenses.  Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized.  In accordance with GAAP, Jackson-NY is required to test the value of deferred tax assets for realizability.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance.  In order to recognize a tax benefit in the financial statements, there must be a greater than 50 percent chance of success with the relevant taxing authority with regard to that tax position.  Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.  At December 31, 2010 and 2009, the Company had no unrecognized tax benefits.

Policy Reserves and Liabilities
Reserves for future policy benefits:
For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations.  Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration.  Interest rate assumptions range from 4% to 6%.  Lapse and expense assumptions are based on studies of the Company’s experience in combination with that of the Parent.

Deposits on investment contracts:
For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value.  For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.

Separate Account Assets and Liabilities
The assets and liabilities associated with individual variable life and annuity contracts, which aggregated $2,848.3 million and $1,898.6 million at December 31, 2010 and 2009, respectively, are segregated in separate accounts.  The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts.  Such fees are recorded as earned and are included in fee income.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due.  Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts.  This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue.  Revenues consist primarily of investment income and charges assessed against the policyholder’s account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account.  Annuity benefit payments are treated as reductions to the policyholder account.  Death benefits in excess of the policyholder account are recognized as an expense when incurred.  Expenses consist primarily of the interest credited to policyholder deposits.  Underwriting and other acquisition

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

2.   Summary of Significant Accounting Policies (continued)

expenses are associated with gross profit in order to recognize profit over the life of the business.  This is accomplished through deferral and amortization of acquisition costs and sales inducements.  Expenses not related to policy acquisition are recognized as incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain.  Receipts of interest on such securities are generally used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 14, 2011, which is the date the financial statements were available to be issued.

3.   Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands).  The basis for determining the fair value of each instrument is also described below.

	December 31, 2010		December 31, 2009
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and short-term investments	$88,587	$88,587	$98,726	$98,726
Fixed maturities	1,587,407	1,587,407	1,368,403	1,368,403
Trading securities	431	431	2,141	2,141
Policy loans	262	194	240	177
GMIB reinsurance recoverable	6,980	6,980	7,754	7,754
Separate account assets	2,848,302	2,848,302	1,898,571	1,898,571

Liabilities
Annuity reserves (1)	$1,460,957	$1,135,117	$1,337,169	$1,134,415
Separate account liabilities	2,848,302	2,848,302	1,898,571	1,898,571

(1) - Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments and includes the applicable guaranteed benefit liabilities.

Fair value measurements are based upon observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information.  Jackson-NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Most debt securities and preferred stocks that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivative instruments that are valued using unobservable inputs are included in Level 3.  Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

3.   Fair Value Measurements (continued)

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate.  When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument.  At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments.  In such instances, there is generally no or limited observable market data for these assets and liabilities.  Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors.  These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed.  As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument.  In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

Fixed Maturity and Equity Securities
The fair values for fixed maturity and equity securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available.  Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.  Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models.  Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral.  Actual prepayment experience may vary from these estimates.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

3.    Fair Value Measurements (continued)

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value.  For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices.  These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information, and, therefore, are considered to be Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value.  This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals.  Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes.  In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices.  As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2010 and 2009, an internally developed model was used to determine the fair value.  The pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the  market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated  in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
Fair values are determined using projected future cash flows, based on assumptions as to expected mortality and lapse rates, and discounted at current market interest rates.

Fair Values of Separate Account Assets and Liabilities
Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.  The value of separate account liabilities are set equal to the value of separate account assets under GAAP.

Annuity Reserves
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities.  Fair values for deferred annuities are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

3.    Fair Value Measurements (continued)

Fair Values of Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits. Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”) and the reinsured portion of the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value.  Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs are recorded at fair value with changes in fair value recorded in change in reserves. The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits.  At the inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

Jackson-NY’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in change in reserves.  Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB embedded derivatives, as well as GMIB reinsured recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.  The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.  Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates.  The more significant actuarial assumptions include the benefit utilization by policyholders under varying conditions, persistency, mortality assumptions and withdrawal rates.  Because of the dynamic and complex nature of these cash flows, best estimate assumptions, plus risk margins, and a stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates are used.  At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in the stochastic process.

Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, at which point the projected volatility is held constant.  Additionally, non-performance risk is incorporated into the calculation through the use of discount interest rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk.  Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions, plus a risk margin.  Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions and adjusts its estimate accordingly for this component of the fair value model.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

3.    Fair Value Measurements (continued)

The use of the models and assumptions described above requires a significant amount of judgment.  Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the liability, which is currently unknown, will likely be significantly different than the fair value as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus margins for risk.

Financial Instruments Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

December 31, 2010
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$119,551	$119,551	$-	$-
Public utilities	82,783	-	82,783	-
Corporate securities	940,932	-	940,932	-
Residential mortgage-backed	141,026	-	141,026	-
Commercial mortgage-backed	219,977	-	219,977	-
Other asset-backed securities	83,138	-	83,138	-
Trading securities	431	431	-	-
GMIB reinsurance recoverable	6,980	-	-	6,980
Separate account assets (1)	2,848,302	2,848,302	-	-
Total	$4,443,120	$2,968,284	$1,467,856	$6,980

Liabilities
GMWB reserves (2)	$692	$-	$-	$692

(2) GMWB reserves are presented net of reinsurance ceded to Jackson of $65.3 million to illustrate the net effect on Jackson/NY's results.

December 31, 2009
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$1,022	$1,022	$-	$-
Public utilities	75,379	-	75,379	-
Corporate securities	885,335	-	877,731	7,604
Residential mortgage-backed	167,920	-	167,920	-
Commercial mortgage-backed	170,312	-	165,832	4,480
Other asset-backed securities	68,435	-	37,486	30,949
Trading securities	2,141	2,141	-	-
GMIB reinsurance recoverable	7,754	-	-	7,754
Separate account assets (1)	1,898,571	1,898,571	-	-
Total	$3,276,869	$1,901,734	$1,324,348	$50,787

Liabilities
GMWB reserves (2)	$2,054	$-	$-	$2,054

(1) Pursuant to ASC 944-80, the value of the separate account liabilities is set equal to the value of the separate account assets.
(2) GMWB reserves are presented net of reinsurance ceded to Jackson to illustrate the net effect on Jackson-NY's results.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

3.    Fair Value Measurements (continued)

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The tables below provide rollforwards for 2010 and 2009 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized / Unrealized Gains (Losses) Included In
	Fair Value			Purchases,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2010	Income	Income	Settlements	of Level 3	2010
Assets
Fixed maturities
Corporate securities	$7,604	$-	$-	$-	$(7,604)	$-
Commercial mortgage-backed	4,480	(156)	2,144	(5,349)	(1,119)	-
Other asset-backed securities	30,949	(436)	1,595	(4,977)	(27,131)	-
GMIB reinsurance recoverable	7,754	(774)	-	-	-	6,980

Liabilities
GMWB reserves	$(2,054)	$1,362	$-	$-	$-	$(692)

		Total Realized / Unrealized Gains (Losses) Included in
	Fair Value			Purchases,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2009	Income	Income	Settlements	of Level 3	2009
Assets
Fixed maturities
Corporate securities	$-	$-	$964	$-	$6,640	$7,604
Residential mortgage-backed	143,379	3,021	(336)	(4,486)	(141,578)	-
Commercial mortgage-backed	9,575	9	(5,104)	-	-	4,480
Other asset-backed securities	68,059	355	(9,511)	1,032	(28,986)	30,949
GMIB reinsurance recoverable	14,868	(7,114)	-	-	-	7,754

Liabilities
GMWB reserves	$(7,259)	$5,205	$-	$-	$-	$(2,054)

During 2008, the Company determined that, due to inactivity in certain markets, reliable market prices were no longer available on certain securities.  As a result, these securities were valued using internal estimates at December 31, 2008.  These securities were reflected as transfers into Level 3 during 2008.  At December 31, 2008, the related securities had an amortized cost and fair value of $249.2 million and $220.5 million, respectively and were primarily asset-backed securities.  During 2009, the Company determined that sufficient activity had returned to certain markets and, as a result, reliable market prices were available at December 31, 2009 for the majority of these securities.  This change was reflected as a transfer out of Level 3 during 2009.

Upon adoption of ASC 820-10, certain broker priced assets were classified as Level 3 holdings as a result of illiquidity in the market and the resultant lack of observability into the assumptions used to produce those fair values.  During 2010, as a result of changes in the level of observability of these inputs, Jackson-NY determined that these assets would be more appropriately categorized in Level 2.  As a result, Jackson-NY transferred securities with an amortized cost and fair value of $54.9 million and $35.9 million, respectively, from Level 3 to Level 2 during 2010.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

3.    Fair Value Measurements (continued)

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses related to financial instruments still held at December 31, 2010 and 2009, was as follows (in thousands):

	December 31, 2010	December 31, 2009
Assets
Fixed maturities
Corporate securities	$-	$964
Commercial mortgage-backed	-	(5,104)
Other asset-backed securities	-	(9,581)
GMIB reinsurance recoverable	(774)	(7,114)

Liabilities
GMWB reserves	$1,362	$5,205

4.    Investments

Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds and asset-backed securites.  Asset-backed securities include mortgage-backed and other structured securities.  The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest.  The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth fixed maturity investments at December 31, 2010, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor.  At December 31, 2010, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $6.8 million.  For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Investment Rating	December 31, 2010
AAA	26.8%
AA	7.9%
A	28.7%
BBB	32.7%
Investment grade	96.1%
BB	1.8%
B and below	2.1%
Below investment grade	3.9%
Total fixed maturities	100.0%

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

4.    Investments (continued)

At December 31, 2010, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 78% were investment grade, 14% were below investment grade and 8% were not rated.  Unrealized losses on fixed maturities that were below investment grade or not rated represented approximately 47% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2010, the industries accounting for the larger percentage of unrealized losses included energy (1.6% of fixed maturities gross unrealized losses) and computers and electronics (1.3%).  The largest unrealized loss related to a single corporate obligor was $0.3 million at December 31, 2010.

The amortized cost, gross unrealized gains and losses, fair value and non-credit OTTI of available for sale fixed maturities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2010	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$119,250	$1,051	$750	$119,551	$-
Public utilities	78,775	4,343	335	82,783	-
Corporate securities	883,563	61,112	3,743	940,932	(18)
Residential mortgage-backed	159,026	2,343	20,343	141,026	(10,102)
Commercial mortgage-backed	203,465	21,139	4,627	219,977	(2,048)
Other asset-backed securities	87,695	1,494	6,051	83,138	(687)
Total fixed maturities	$1,531,774	$91,482	$35,849	$1,587,407	$(12,855)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2009	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$1,008	$29	$15	$1,022	$-
Public utilities	72,452	3,333	406	75,379	-
Corporate securities	847,932	44,961	7,558	885,335	85
Residential mortgage-backed	206,870	1,012	39,962	167,920	(16,548)
Commercial mortgage-backed	185,301	5,663	20,652	170,312	-
Other asset-backed securities	81,320	1,164	14,049	68,435	-
Total fixed maturities	$1,394,883	$56,162	$82,642	$1,368,403	$(16,463)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

4.    Investments (continued)

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2010, by contractual maturity, are shown below (in thousands).  Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$89,805	$2,036	$3	$91,838
Due after 1 year through 5 years	343,774	20,754	393	364,135
Due after 5 years through 10 years	526,202	37,471	3,353	560,320
Due after 10 years through 20 years	86,881	4,407	947	90,341
Due after 20 years	34,926	1,838	132	36,632
Residential mortgage-backed	159,026	2,343	20,343	141,026
Commercial mortgage-backed	203,465	21,139	4,627	219,977
Other asset-backed securities	87,695	1,494	6,051	83,138
Total	$1,531,774	$91,482	$35,849	$1,587,407

U.S. Treasury securities with a carrying value of $505 thousand and $539 thousand at December 31, 2010 and 2009, respectively, were on deposit with the State of New York as required by state insurance law.

At December 31, 2010, the amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were zero and $3 thousand, respectively.  The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2010 were zero and $3 thousand, respectively, and for the 12 months preceding December 31, 2009 were less than $1 thousand and $13 thousand, respectively.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency mortgage-backed securities”).  The Company’s non-agency mortgage-backed securities include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2010	Cost	Gains	Losses	Value

Prime	$46,312	$187	$7,470	$39,029
Alt-A	32,258	61	5,539	26,780
Subprime	21,664	73	7,143	14,594
Total non-agency RMBS	$100,234	$321	$20,152	$80,403

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2009	Cost	Gains	Losses	Value

Prime	$71,131	$144	$20,015	$51,260
Alt-A	39,313	53	9,369	29,997
Subprime	23,006	-	10,341	12,665
Total non-agency RMBS	$133,450	$197	$39,725	$93,922

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

4.    Investments (continued)

The Company defines its exposure to non-agency residential mortgage loans as follows.  Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers.  Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates.  Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.  53% of the Company’s investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO.  34% of the Company’s investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO.  In 2010, the Company recorded other-than-temporary impairment charges of $0.5 million, $2.9 million and $1.2 million, on securities backed by prime, Alt-A and subprime, respectively.  In 2009, the Company recorded other-than-temporary impairment charges of $20.0 million, $6.0 million and $0.6 million, on securities backed by prime, Alt-A and subprime, respectively.  In 2008, the Company recorded other-than-temporary impairment charges of $3.1 million and $11.3 million, on securities backed by prime and Alt-A, respectively, and no charges on subprime.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”).  At December 31, 2010, the amortized cost and fair value of the Company’s investment in CMBS are $203.5 million and $220.0 million, respectively, of which 99% were rated investment grade by at least one NRSRO.  In 2010, the Company recorded other-than-temporary impairment charges of $2.8 million on CMBS.  No other-than-temporary impairment charges were recorded on CMBS during 2009 or 2008.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

4.    Investments (continued)

The following table shows the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturity investments have been in a continuous loss position (in thousands):

	December 31, 2010			December 31, 2009

	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Government securities	$750	$19,206	2	$15	$489	1
Public utilities	335	9,564	5	223	10,742	5
Corporate securities	3,585	105,248	58	546	58,991	27
Residential mortgage-backed	391	11,054	3	6,505	84,515	22
Commercial mortgage-backed	151	5,560	4	526	18,874	6
Other asset-backed securities	94	11,983	8	471	5,094	10
Total temporarily impaired
securities	$5,306	$162,615	80	$8,286	$178,705	71

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Government securities	$-	$-	-	$-	$-	-
Public utilities	-	-	-	183	810	1
Corporate securities	158	9,854	3	7,012	109,270	42
Residential mortgage-backed	19,952	69,898	32	33,457	57,180	31
Commercial mortgage-backed	4,476	3,634	3	20,126	83,854	29
Other asset-backed securities	5,957	22,494	21	13,578	32,641	24
Total temporarily impaired
securities	$30,543	$105,880	59	$74,356	$283,755	127

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Government securities	$750	$19,206	2	$15	$489	1
Public utilities	335	9,564	5	406	11,552	6
Corporate securities	3,743	115,102	61	7,558	168,261	69
Residential mortgage-backed	20,343	80,952	35	39,962	141,695	53
Commercial mortgage-backed	4,627	9,194	7	20,652	102,728	35
Other asset-backed securities	6,051	34,477	29	14,049	37,735	34
Total temporarily impaired
securities	$35,849	$268,495	139	$82,642	$462,460	198

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary.  Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value, and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

4.    Investments (continued)

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers.  This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer.  Unrealized losses that are considered to be primarily the result of market conditions (e.g., increases in interest rates, temporary market illiquidity or volatility or industry-related events) are usually determined to be temporary, and where the Company also believes there exists a reasonable expectation for recovery in the near term.  To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments.  These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics.  These estimates reflect a combination of data derived by third parties and internally developed assumptions.  Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities.  Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

Prior to January 1, 2009, Jackson-NY generally recognized an other-than-temporary impairment on debt securities in an unrealized loss position when Jackson-NY did not expect full recovery of amortized cost or did not have the intent and ability to hold such securities until they had fully recovered their amortized cost.  The recognition of other-than-temporary impairments in reporting periods prior to January 1, 2009 captured the entire difference between the amortized cost and fair value with this difference being recorded in net income and a corresponding decrease to the amortized cost of the security.

Effective January 1, 2009, Jackson-NY began recognizing other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exist:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure.  The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure.  The cash flow model incorporates actual cash flows on the mortgage-backed securities through the

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

4.    Investments (continued)

current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

These estimates reflect a combination of data derived by third-parties and internally developed assumptions.  Where possible, this data is benchmarked against other third-party sources.  In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Effective January 1, 2009, total other-than-temporary impairments are calculated as the difference between amortized cost and fair value.   For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income.  The resultant net other-than-temporary impairments recorded in net income reflect the credit loss on the other-than-temporarily impaired securities.  The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities.  The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized investment gains (losses) for the periods indicated (in thousands):

	2010	2009	2008
Available-for-sale securities
Realized gains on sale	$10,273	$14,584	$3,796
Realized losses on sale	(16,614)	(1,614)	(10,927)
Impairments:
Total other-than-temporary impairments	(17,261)	(44,400)	(32,260)
Portion of other-than-temporary impairments
included in other comprehensive income	7,556	16,002	-
Net other-than-temporary impairments	(9,705)	(28,398)	(32,260)
Transfer to trading portfolio	-	(1,111)	-
Net realized losses on investments	$(16,046)	$(16,539)	$(39,391)

The aggregate fair value of securities sold at a loss for the years ended December 31, 2010, 2009 and 2008 was $72.7 million, $19.0 million and $71.9 million, respectively, which was approximately 81%, 92% and 87% of book value, respectively.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

4.    Investments (continued)

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	For the years ending December 31,
	2010	2009
Cumulative credit loss beginning balance	$32,397	$-
Adoption of new accounting guidance related to other-than-temporary impairments	-	25,623
Additions:
New credit losses	6,040	20,432
Incremental credit losses	3,665	7,966
Reductions:
Securities sold, paid down or disposed of	(25,294)	(21,624)
Cumulative credit loss ending balance	$16,808	$32,397

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so.  However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms.  As of December 31, 2010 and 2009, the estimated fair value of loaned securities was $9.4 million and $1.6 million, respectively.  The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis.  To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.  At December 31, 2010 and 2009, cash collateral received in the amount of $9.6 million and $1.1 million, respectively, was invested by the agent bank and included in cash and short-term investments of the Company.  A securities lending payable is included in liabilities for the amount of cash collateral received.  Additionally, $0.5 million of non-cash collateral was received in 2009.

Securities lending transactions are used to generate income.  Income and expenses associated with these transactions are reported as net investment income.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

5.    Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB) or at specified dates during the accumulation period (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities.  Liabilities for guaranteed benefits are general account obligations and are reported in policy reserves.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue.  Changes in liabilities for minimum guarantees are reported in the increase in reserves, net of reinsurance in the income statement.  Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

5.    Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

At December 31, 2010 and 2009, the Company provided variable annuity contracts with guarantees, for which the net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
December 31, 2010					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$2,067.1	$79.0	63.7 years
GMWB - Premium only	0%	323.2	14.4
GMWB - For life	0-5%*	164.2	40.7
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		780.5	111.5	64.1 years
GMWB - Highest anniversary only		219.8	37.4
GMWB - For life		69.9	15.0
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	140.4	34.1		5 years
GMWB - For life	0-8%*	1,427.8	58.8

					Average
December 31, 2009					Period
				Weighted	until
	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$1,265.4	$167.7	63.5 years
GMWB - Premium only	0%	284.4	29.5
GMWB - For life	0-5%*	132.5	48.8
GMAB - Premium only		39.7	12.4
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		632.4	146.6	63.4 years
GMWB - Highest anniversary only		183.2	56.4
GMWB - For life		67.7	20.4
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	138.1	42.7		5.9 years
GMWB - For life	0-7%*	641.1	47.2

* Ranges shown based on simple interest. The upper limits of 5%, 7%, or 8% simple interest are approximately equal to 4.1%, 5.5%, and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

5.    Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

Amounts shown as GMWB ‘for-life’ above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits.  The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below).  For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2010	2009
Equity	$2,247.9	$1,489.7
Bond	278.1	186.8
Balanced	296.4	197.1
Money market	25.4	24.5
Total	$2,847.8	$1,898.1

GMDB liabilities reflected in the general account were as follows (in millions):

	2010	2009	2008
Balance at January 1	$4.8	$10.8	$1.5
Incurred guaranteed benefits	2.5	0.5	12.3
Paid guaranteed benefits	(3.2)	(6.5)	(3.0)
Balance at December 31	$4.1	$4.8	$10.8

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within reserves, net of reinsurance, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2010 and 2009 (except where noted):
1)	Use of a series of deterministic investment performance scenarios, based on historical average market volatility.
2)	Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 80.0% of the Annuity 2000 table.
4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.75% to 49.0%, with an average of 5.0% during the surrender charge period and 11.0% thereafter at December 31, 2010 and from 0.75% to 49.0%, with an average of 6.0% during the surrender charge period and 12.0% thereafter at December 31, 2009.

5)	Discount rate of 8.4%.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

5.    Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees (continued)

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, with the change in fair value reported in change in reserves.  The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 3.    The GMWB reserve totaled $20.4 million and $27.9 million at December 31, 2010 and December 31, 2009, respectively, and was included in reserves for future policy benefits.

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime.  Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated as required by ASC 944-20.  The reserve calculation uses a series of stochastic investment performance scenarios.  Otherwise, the methodology and assumptions used are consistent with those used for calculating the GMDB liability.  At December 31, 2010 and 2009, these GMWB reserves totaled $6.5 million and $3.6 million, respectively, and were included in reserves for future policy benefits.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within reserves, net of reinsurance, if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used for calculating the direct GMIB liability at December 31, 2010 and 2009, are consistent with those used for calculating the GMDB liability.  GMIB reserves totaled $0.3 million and $0.2 million at December 31, 2010 and December 31, 2009, respectively.

6.    Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability.  The maximum amount of life insurance risk retained by the Company on any one life is generally $500 thousand.  Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.

With the approval of the Superintendent of Insurance for the State of New York, Jackson-NY also cedes 90% of the guaranteed minimum withdrawal benefit associated with variable annuities issued prior to 2009 to its Parent.  This agreement resulted in an initial gain to Jackson-NY of $0.9 million, which was deferred and included in other liabilities in the accompanying balance sheet.  The deferred gain is being amortized into income over the life of the business. Premiums ceded to Jackson for guaranteed minimum withdrawal benefits were $6.9 million, $6.7 million and $47.1 million in 2010, 2009 and 2008, respectively.

The effect of reinsurance on premiums was as follows (in thousands):

	Years ended December 31,
	2010	2009	2008
Direct premiums	$558	$643	$695
Less reinsurance ceded:
Life	(438)	(563)	(573)
Guaranteed annuity benefits	(7,975)	(7,721)	(47,928)
Net premiums	$(7,855)	$(7,641)	$(47,806)

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

6.    Reinsurance

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2010	2009
Ceded reserves	$32,206	$38,641
Ceded claims liability	90	-
Ceded other	4	8
Total	$32,300	$38,649

Reserves ceded to the Parent totaled $22.9 million and $28.6 million at December 31, 2010 and December 31, 2009, respectively.

7.    Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years ended December 31,
	2010	2009	2008
Current tax expense (benefit)	$7,645	$9,324	$(102,979)
Deferred tax expense (benefit)	109	(9,207)	27,419

Income tax expense (benefit)	$7,754	$117	$(75,560)

The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2010, 2009 and 2008.  During 2008, a difference arose related to the ceding commission on reinsurance ceded to Jackson, which was categorized as a capital contribution for statutory reporting purposes.  As this difference will not reverse through the income statement, it has been included as a permanent difference in the table below.  These differences from the tax at the statutory rate are summarized as follows (in thousands):

	Years ended December 31,
	2010	2009	2008
Income taxes at statutory rate	$11,297	$1,533	$(14,074)
Dividends received deduction	(3,581)	(1,416)	(2,021)
Ceding commission	-	-	(68,075)
Deferred tax valuation allowance	-	-	8,400
Other	38	-	210
Income tax expense (benefit)	$7,754	$117	$(75,560)

Effective tax rate	24.0%	2.7%	187.9%

Federal income taxes paid to (received from) Jackson in 2010, 2009 and 2008 were $14.4 million, $(102.0) million and $0.1 million, respectively.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

7.    Federal Income Taxes (continued)

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2010	2009
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$51,203	$39,839
Other-than-temporary impairments and other investment related items	8,617	3,954
Net unrealized losses on available for sale securities	-	9,268
Total gross deferred tax asset	59,820	53,061

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(75,675)	(73,456)
Net unrealized gains on available for sale securities	(19,472)	-
Other, net	(23)	(103)
Total gross deferred tax liability	(95,170)	(73,559)

Net deferred tax liability	$(35,350)	$(20,498)

During 2008, Jackson-NY recorded a valuation allowance, included in deferred tax expense, of $8.4 million against the deferred tax assets related to realized losses where management no longer believed that it was more likely than not that the full tax benefit of the losses would be realized. Jackson-NY also recorded a valuation allowance against the deferred tax assets associated with certain equity securities in an unrealized loss position for which recovery in value could not be anticipated.  This valuation allowance, which was recorded in other comprehensive income, totaled $187 thousand.  During 2009, management determined that it was now more likely than not that the full tax benefit of the losses would be realized.  Since the reversal of the valuation allowance was due to unrealized gains emerging in 2009, the valuation allowance was reversed with the offset being credited to other comprehensive income rather than net income.

Realization of Jackson-NY’s deferred tax asset is dependent on generating sufficient taxable income.  Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize gross deferred tax assets.

At December 31, 2010, the Company had federal tax capital loss carryforwards totaling $12.2 million, which begin expiring in 2014.

In August 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS's intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied.  As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. In January 2010, Jackson-NY received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006.  Jackson-NY did not

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

7.    Federal Income Taxes (continued)

agree with the assessment and filed a protest with the Appellate Division of the IRS.  No reserve has been established for this potential exposure since Jackson-NY believes its position is sustainable.  The Company recognized an income tax benefit related to the separate account DRD of $3.6 million, $1.4 million and $2.0 million during 2010, 2009 and 2008, respectively.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward.  There were no unrecognized benefits that, if recognized, would have affected the effective tax rate at both December 31, 2010 and 2009.

Interest expense totaling $0.2 million related to unrecognized tax benefits is included in income tax expense in the income statement for 2008 with none in 2010 and 2009.  The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2010, 2009 or 2008.

Based on information available as of December 31, 2010, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.  The Company is generally no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years that began before 2007.

8.    Contingencies

Management believes that the Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.    Stockholder's Equity

The declaration of dividends which can be paid by the Company is regulated by New York insurance law.  The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration.  No dividends were paid to Jackson in 2010, 2009 or 2008.  Jackson made a capital contribution of $75.0 million to Jackson-NY in 2009.  A capital contribution was not received in 2010.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $256.1 million and $212.4 million at December 31, 2010 and 2009, respectively.  Statutory net income (loss) of the Company, as reported in its Annual Statement, was $43.9 million, $44.7 million and $(309.4) million in 2010, 2009 and 2008, respectively.

10.  Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.2 million, $1.2 million and $0.5 million to PPM for investment advisory services during 2010, 2009 and 2008, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services.  Administrative fees were $7.0 million, $5.8 million and $4.2 million in 2010, 2009 and 2008, respectively.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2010

11.  Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent.  To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary.  In addition, the employees must be employed on the applicable January 1 or July 1 entry date.  The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year.  In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year.  The Company’s expense related to this plan was $255 thousand, $241 thousand and $157 thousand in 2010, 2009 and 2008, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent.  Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement.  At December 31, 2010 and 2009, Jackson’s liability for the Company’s portion of such plans totaled $1.7 million and $1.4 million, respectively.  There was no expense related to these plans in 2010, 2009 or 2008.
PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B –

JNLNY Separate Account - I:

                       Statements of Assets and Liabilities as of December 31, 2010
                       Statements of Operations for the period ended December 31, 2010
                       Statements of Changes in Net Assets for the periods ended December 31, 2010 and 2009
                       Notes to Financial Statements

           Jackson National Life Insurance Company of New York:

                       Consolidated Balance Sheets as of December 31, 2010 and 2009
                       Consolidated Income Statements for the years ended December 31, 2010, 2009, and 2008
                       Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
                       December 31, 2010, 2009, and 2008
                       Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009, and 2008
                       Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit              Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.           Not Applicable.

3.

a.	General Distributor Agreement dated September 19, 1997, incorporated herein by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	General Distributor Agreement dated June, 30, 1998, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70384 and 811-08401).

d.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08401).

4.

a.
Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated herein by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

e.	Specimen of Roth IRA Endorsement, incorporated herein by reference to Registrant's, Pre-Effective Amendment No. 1 filed on December, 19, 2001, (File Nos.333-70384 and 811-08401).

f.	Specimen of Earnings Protection Benefit Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

g.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

h.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

i.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

j.	Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

k.	Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

l.
Specimen of Preselected Death Benefit Option Election Endorsement, incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

m.	Specimen of Reduced Administration Charge Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

n.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

o.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

p.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

q.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 filed on May 20, 2002 (File Nos. 333-70384 and 811-08401).

r.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

s.	Specimen of Fixed Account Option Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

t.	Specimen of 3-Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

u.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

v.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

w.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

x.
Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

y.	Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

z.	Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

aa.
Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

bb.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

cc.
Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

dd.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ee.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ff.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

gg.	Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

hh.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ii.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

jj.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

kk.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ll.	Specimen of 3 Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

mm.	Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

nn.
Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

oo.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

pp.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

qq.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

rr.	Specimen of Roth IRA Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

ss.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

tt.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and811-08401).

uu.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

vv.	Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

ww.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

xx.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

yy.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

zz.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

aaa.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No., 18 filed on June, 20, 2005, (File Nos. 333-70384 and 811-08401).

bbb.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

ccc.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

ddd.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

eee.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

fff.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

ggg.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to Registrant's, Post-Effective Amendment No., 23 filed on April, 27, 2006, (Files Nos. 333-70384 and 811-08401).

hhh.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No., 23 filed on April, 27, 2006, (Files Nos. 333-70384 and 811-08401).

iii.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

jjj.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No., 23 filed on April, 27, 2006, (Files Nos. 333-70384 and 811-08401).

kkk.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 filed on April 27, 2006 (Files Nos. 333-70384 and 811-08401).

lll.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement incorporated herein by reference to Registrant's Registration Statement filed on September 20, 2006 (File Nos. 333-136485 and 811-08401).

mmm.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 filed on December 21, 2006 (Files Nos. 333-70384 and 811-08401).

nnn.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ooo.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ppp.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

qqq.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

rrr.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

sss.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

ttt.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

uuu.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

vvv.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

www.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

xxx.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

yyy.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

zzz.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 28, filed on November 29, 2007 (File Nos. 333-70384 and 811-08401).

aaaa.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (Nos. 333-70384 and 811-08401).

bbbb.
Specimen of the For Life GMWB With Bonus and Annual  Step-Up  Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (Nos. 333-70384 and 811-08401).

cccc.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on  December  27, 2007 (Nos. 333-70384 and 811-08401).

dddd.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.34, filed on October 6, 2008 (File Nos. 333-70384 and 811-08401).

eeee.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

ffff.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

gggg.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

hhhh.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 37, filed on December 31, 2008 (File Nos. 333-70384 and 811-08401).

iiii.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 37, filed on December 31, 2008 (File Nos. 333-70384 and 811-08401).

jjjj.
Specimen of the For Life Guaranteed  Minimum Withdrawal Benefit With Bonus and Annual Step-Up (DB) Endorsement (7589ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 37, filed on December 31, 2008 (File Nos. 333-70384 and 811-08401).

kkkk.
Specimen of the Highest Anniversary Value Death Benefit Option (HAV) Endorsement (7595NY 04/09) incorporated herein by reference to the Registrant's Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

llll.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602ANY-A 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

mmmm.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

nnnn.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

oooo.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

pppp.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up  (LifeGuard  Freedom 6 DB(SM)  Endorsement (7615 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

qqqq.
Specimen of the [2%] Contract Enhancement Endorsement (7567NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

rrrr.
Specimen of the [3%] Contract Enhancement Endorsement (7568NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

ssss.
Specimen of the [4%] Contract Enhancement Endorsement (7569NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

tttt.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

uuuu.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

vvvv.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

wwww.
Specimen of the Perspective II Fixed and Variable Annuity Contract (VA620NY), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

xxxx.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

yyyy.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

zzzz.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

aaaaa.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

bbbbb.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

ccccc.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

ddddd.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

eeeee.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

fffff.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

ggggg.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

hhhhh.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

iiiii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

jjjjj.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7657ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

kkkkk.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7658ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

lllll.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

mmmmm.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

5.

a.	Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (333-70384 and 811-08401).

b.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 filed on April 30, 2003 (File Nos. 333-70384 and 811-08401).

c.
Form of the Perspective II Fixed  and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

d.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

e.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

f.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

g.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 filed on September 2, 2005 (File Nos. 333-70384 and 811-08401).

h.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 filed on December 21, 2006 (Files Nos. 333-70384 and 811-08401).

i.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 28 filed on November 29, 2007 (Files Nos. 333-70384 and 811-08401).

j.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 filed on March 26, 2008 (Files Nos. 333-70384 and 811-08401).

k.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on October 3, 2008 (File Nos. 333-70384 and 811-08401).

l.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

m.
Form of the Perspective II Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 39, filed on September 24, 2009 (File Nos. 333-70384 and 811-08401).

n.
Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 47, filed on April 30, 2010, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

o.
Form of the Perspective II Variable and Fixed Annuity Application (NV620 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

p.
Form of the Variable Fixed and Annuity Application (NV3573 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 49, filed on October 5, 2010 (File Nos. 333-70384 and 811-08401).

q.	Form of the Perspective II Variable and Fixed Annuity Application (NV620 05/11), attached hereto.

r.	Form of the Variable and Fixed Annuity Application (NV3573 05/11), attached hereto.

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.

a.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 filed on December 15, 2004 (File Nos. 333-37175 and 811-08401).

b.
Amendment No. 2 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to Registrant's Post- Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 filed on October, 20, 2005 (File Nos. 333-70384 and 811-08401).

d.
Amendments to the January, 1, 2003 Variable Annuity GMIB Reinsurance, Agreement, incorporated herein by reference to Registrant's Post-Effective, Amendment No. 24 filed on December 21, 2006 (Files Nos., 333-70384 and 811-08401).

e.
Amendment to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to Registrant's Post-Effective Amendment No. 25, filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

f.
Amendment to the January, 1, 2003 Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to Registrant's Post-Effective Amendment No., 25, filed on April, 26, 2007, (File Nos., 333-70384 and 811-08401).

g.
Amendment to the March 1, 2005 Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to Registrant's Post- Effective Amendment No. 29, filed on March 26, 2008 (Files Nos. 333-70384 and 811-08401).

h.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date June 15, 2008, incorporated herein by reference to Registrant's Post-Effective Amendment No. 34 filed on October 6, 2008 (Files Nos. 333-70384 and 08401).

i.
Amendment No. 10 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to Registrant's Post-Effective Amendment No. 34 filed on October 6, 2008 (Files Nos. 333-70384 and 811-08401).

j.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to Registrant's Post-Effective Amendment No. 34 filed on October 6, 2008 (Files Nos. 333-70384 and 08401).

k.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

l.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 38, filed on April 2, 2009 (File Nos. 333-70384 and 811-08401).

m.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

n.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 47, filed on April 30, 2010 (File Nos. 333-70384 and 811-08401).

o.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

p.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

q.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011, attached hereto.

r.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011, attached hereto.

8.              Not Applicable.

9.              Opinion and Consent of Counsel, attached hereto.

10.              Consent of Independent Registered Public Accounting Firm, attached hereto.

11.              Not Applicable.

12.              Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard David Ash	Vice President, Actuary & Appointed
1 Corporate Way	Actuary
Lansing, MI 48951

Savvas (Steve) Panagiotis Binioris	Vice President
1 Corporate Way
Lansing, MI 48951

Jeffry Ross Borton	Vice President

1 Corporate Way
Lansing, MI 48951

John Howard Brown	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Dennis Allen Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Teresa Lynn Caldwell	Senior Vice President
6550 Carothers Pkwy.
Suite 170 Franklin, TN 27067

Michael Alan Costello	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

James Bradley Croom	Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett	Illustration Officer
7601 Technology Way
Denver, CO 80237

Lisa Carol Drake	Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Charles Fox Field, Jr.	Vice President
6550 Carothers Pkwy.
Suite 170 Franklin, TN 27067

Robert Arthur Fritts	Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James Douglas Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia Anne Goatley	Vice President, Assistant Secretary &
1 Corporate Way	Director
Lansing, MI 48951

Robert William Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Clifford Schuyler Hale, M.D.	Vice President
1 Corporate Way
Lansing, MI 48951

Laura Louise Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

Herald Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Clifford James Jack	Executive Vice President, Chief
7601 Technology Way	Distribution Officer & Chairman
Denver, CO 80237

Scott Francis Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Everett William Kunzelman	Vice President
1 Corporate Way
Lansing, MI 48951

Herbert George May III	Chief Administrative Officer &
275 Grove St Building	Director
4th floor
Auburndale, MA 02466

Thomas John Meyer	Senior Vice President, General
1 Corporate Way	Counsel, Secretary & Director
Lansing, MI 48951

Keith Richard Moore	Vice President
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Executive Vice President and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Russell Erwin Peck	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura Louene Prieskorn	Senior Vice President & Director
1 Corporate Way
Lansing, MI 48951

Greg Brandon Salsbury	Vice President & Director
7601 Technology Way
Denver, CO 80237

William Robert Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad Sajid Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen Marie Smith	Vice President
1 Corporate Way
Lansing, MI 48951

James Ronald Sopha	Chief Operating Officer
1 Corporate Way
Lansing, MI 48951

Kenneth Harold Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather Rachelle Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia Lynn Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Michael Andrew Wells	President & Chief Executive Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Item 26.      Persons Controlled by or Under Common Control with the Depositor or Registrant.

Alcona Funding LLC	Delaware	100% Jackson National Life Insurance Company
Ascent Insurance Brokers Limited	United Kingdom	50% Prudential Property Investment Managers Limited
BOCI – Prudential Asset Management Limited	Hong Kong	36% Prudential Corporation Holdings Limited
BOCI – Prudential Trustee Limited	Hong Kong	36% Prudential Corporation Holdings Limited
Berrien Funding LLC	Delaware	100% Jackson National Life Insurance Company
Brooke GP	Delaware	99% Brooke (Holdco 1) Inc. 1% Brooke (Holdco 2) Inc.
Brooke LLC	Delaware	77% Prudential (US Holdco2) Limited 23% Brooke (Jersey) Limited
Brooke (Holdco 1) Inc.	Delaware	100% Prudential (US Holdco 3) BV
Brooke (Holdco 2) Inc.	Delaware	100% Brooke (Holdco 1) Inc.
Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.
Brooke Holdings (UK) Limited	United Kingdom	100% Brooke GP
Brooke Investment, Inc.	Delaware	100% Brooke Holdings LLC
Brooke (Jersey) Limited	Jersey	100% Prudential (US Holdco 2) Limited
Brooke Life Insurance Company	Michigan	100% Brooke Holdings LLC
Buying Force Limited	United Kingdom	50% Prudential Property Investment Managers Limited
CIMPL Pty Limited	Australia	100% PPM Capital (Holdings) Limited
CITIC Prudential Life Insurance Company Limited	China	50% Prudential Corporation Holdings Limited
CITIC – Prudential Fund Management Company Limited	China	49% Prudential Corporation Holdings Limited
CSU One Limited	United Kingdom	100% Prudential Group Holdings Limited
Calhoun Funding LLC	Delaware	100% Jackson National Life Insurance Company
Calvin Asset Management Limited	England	100% Calvin Capital Limited
Calvin Capital Limited (formerly Marlin Acquisitions Limited)	England	100% Marlin Acquisitions Holdings Limited
Canada Property (Trustee) No 1 Limited	Jersey	100% Canada Property Holdings Limited
Canada Property Holdings Limited	England	100% M&G Limited
Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company
Curian Clearing LLC (formerly, BH Clearing, LLC)	Michigan	100% Jackson National Life Insurance Company
Curian Series Trust	Massachusetts	100% Curian Capital, LLC
Earth and Wind Energias Removables, S.L.	Spain	100% Infracapital E&W B.V.
FA II Limited	England	100% FA III Limited
FA III Limited	England	100% Infracapital Nominees Limited
Falcon Acquisitions Limited	United Kingdom	100% FA II Limited
Falcon Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Falcon Acquisitions Subholdings Limited	United Kingdom	90% Falcon Acquisitions Holdings Limited
First Dakota, Inc.	North Dakota	100% IFC Holdings, Inc.
First Dakota of Montana, Inc.	Montana	100% IFC Holdings, Inc.
First Dakota of New Mexico, Inc.	New Mexico	100% IFC Holdings, Inc.
First Dakota of Texas, Inc.	Texas	100% IFC Holdings, Inc.
First Dakota of Wyoming, Inc.	Wyoming	100% IFC Holdings, Inc.
Furnival Insurance Company Limited	Guernsey	100% Prudential Corporation Holdings Limited
GS Twenty Two Limited	United Kingdom	100% Prudential Group Holdings Limited
Geoffrey Snushall Limited	United Kingdom	!00% Snushalls Team Limited
Giang Vo Development JV Company	Vietnam	65% Prudential Vietnam Assurance Private Limited
Hermitage Management, LLC	Michigan	100% Jackson National Life Company Insurance
Holborn Bars Nominees Limited	United Kingdom	100% M&G Investment Management Limited
Holborn Delaware LLC	Delaware	100% Prudential Four Limited
Holborn Finance Holdco 2	United Kingdom	100% Prudential Group Holdings Limited
Holborn Finance Holding Company	United Kingdom	100% Prudential Securities Limited
Hyde Dollco S.a.r.l.	Luxembourg	100% Hyde Holdco 3 Limited
Hyde Holdco 1 Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Hyde Holdco 3 Limited	United Kingdom	100% Prudential Capital Holding Company Limited
ICICI Prudential Asset Management Company Limited	India	49% Prudential Corporation Holdings Limited
ICICI Prudential Life Insurance Company Limited	India	25.96% Prudential Corporation Holdings Limited
ICICI Prudential Pension Funds Management Company Ltd.	India	100% ICICI Prudential Life Insurance Company Limited
ICICI Prudential Trust Limited	India	49% Prudential Corporation Holdings Limited
IFC Holdings, Inc. d/b/a INVEST Financial Corporation	Delaware	100% National Planning Holdings Inc.
INVEST Financial Corporation Insurance Agency Inc. of Alabama	Alabama	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Connecticut	Connecticut	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Delaware	Delaware	100% IFC Holdings, Inc. d/b/a INVEST Financial Corporation
INVEST Financial Corporation Insurance Agency Inc. of Georgia	Georgia	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Illinois	Illinois	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Maryland	Maryland	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Massachusetts	Massachusetts	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Montana	Montana	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Nevada	Nevada	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of New Mexico	New Mexico	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Ohio	Ohio	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Oklahoma	Oklahoma	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of South Carolina	South Carolina	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Texas	Texas	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Wyoming	Wyoming	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency PA of Mississippi	Mississippi	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
Infracapital E&W B.V.	Netherlands	100% Infracapital F1 S.a.r.l.
Infracapital Employee Feeder GP Limited	Scotland	100% M&G Limited
Infracapital F1 S.a.r.l.	Luxembourg	100% Infracapital F1 Holdings S.a.r.l
Infracapital F1 Holdings S.a.r.l.	Luxembourg	100% Infracapital Nominees Limited
Infracapital GP Limited	United Kingdom	100% M&G Limited
Infracapital Nominees Limited	United Kingdom	100% M&G Limited
Infracapital SLP Limited	United Kingdom	100% M&G Limited
Innisfree M&G PPP LLP	United Kingdom	35% M&G IMPPP1 Limited
International Opportunities Shari’a Funds (OEIC) Limited	United Arab Emirates	100% Prudential Asset Management Limited
Investment Centers of America, Inc.	North Dakota	100% IFC Holdings, Inc.
JNL Investors Series Trust	Massachusetts	100% Jackson National Life Insurance Company
Jackson Investment Management LLC	Michigan	100% Brooke Holdings LLC
Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company
Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance Company
Jackson National Life Distributors LLC	Delaware	100% Jackson National Life Insurance Company
Jackson National Life Insurance Company of New York	New York	100% Jackson National Life Insurance Company
JNLI LLC	Delaware	100% Jackson National Life Insurance Company
JNL Series Trust	Massachusetts	Common Law Trust with contractual association with Jackson National Life Insurance Company of New York
JNL Southeast Agency, LLC	Michigan	100% Jackson National Life Insurance Company
JNL Variable Fund LLC	Delaware	100% Jackson National Separate Account – I
M&G (Guernsey) Limited	Guernsey	100% M&G Limited
M&G Financial Services Limited	United Kingdom	100% M&G Limited
M&G Founders 1 Limited	United Kingdom	100% M&G Limited
M&G General Partner Inc.	Cayman Islands	100% M&G Limited
M&G Group Limited	United Kingdom	100% Prudential plc
M&G IMPPP 1 Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	France (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Germany (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Italy (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Spain (Branch only)	100% M&G International Investments Limited
M&G International Investments Nominees Limited	United Kingdom	100% M&G International Investments Limited
M&G Investment Management Limited	United Kingdom	100% M&G Limited
M&G Life Assurance Company Limited	United Kingdom	100% M&G Limited
M&G Limited	United Kingdom	100% M&G Group Limited
M&G Management Services Limited	United Kingdom	100% M&G Limited
M&G Nominees Limited	United Kingdom	100% M&G Limited
M&G Pensions and Annuity Company Limited	United Kingdom	100% M&G Limited
M&G RED Employee Feeder GP Limited	Scotland	100% M&G Limited
M&G RED Employee Feeder LP	Scotland	100% M&G Limited
M&G RED GP Limited	Guernsey	100% M&G Limited
M&G RED SLP GP Limited	Scotland	100% M&G Limited
M&G RED SLP LP	Scotland	100% M&G Limited
M&G Securities Limited	United Kingdom	100% M&G Limited
M&G Support Services Limited	United Kingdom	100% M&G Limited
MM&S (2375) Limited	Scotland	100% The Prudential Assurance Company Limited
Marlin Acquisitions Holdings Limited	United Kingdom	100% Infracapital GP Limited
National Planning Corporation	Delaware	100% National Planning Holdings, Inc.
National Planning Corporation Insurance Agency Inc. of Nevada	Nevada	100% National Planning Corporation
National Planning Holdings, Inc.	Delaware	100% Brooke Holdings LLC
National Planning Insurance Agency Inc.	Alabama	100% National Planning Corporation
National Planning Insurance Agency Inc.	Florida	100% National Planning Corporation
National Planning Insurance Agency Inc.	Georgia	100% National Planning Corporation
National Planning Insurance Agency Inc.	Idaho	100% National Planning Corporation
National Planning Insurance Agency Inc.	Massachusetts	100% National Planning Corporation
National Planning Insurance Agency Inc.	Montana	100% National Planning Corporation
National Planning Insurance Agency Inc.	Oklahoma	100% National Planning Corporation
National Planning Insurance Agency Inc.	Texas	100% National Planning Corporation
National Planning Insurance Agency Inc.	Wyoming	100% National Planning Corporation
Nicole Finance Inc.	Delaware	100% Brooke GP
North Sathorn Holdings Company Limited	Thailand	100% Prudential Corporation Holdings Limited
Nova Sepadu Sdn Bhd	Malaysia	96% Sri Han Suria Sdn Berhad
P&A Holdco Limited	England	100% Prudential Four Limited
P&A Opco Limited	England	100% P&A Holdco Limited
PCA Asset Management Limited	Japan	100% Prudential Corporation Holdings Limited
PCA Investment Trust Management Company Limited	Korea	100% Prudential Corporation Holdings Limited
PCA Life Assurance Company Limited	Taiwan	99.66% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Japan)	Japan	100% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Korea)	Korea	100% Prudential Corporation Holdings Limited
PCA Securities Investment Trust Company Limited	Taiwan	99.54% Prudential Corporation Holdings Limited
PGDS (UK One) Limited	United Kingdom	100% Prudential IP Services Limited
PGDS (UK Two) Limited	United Kingdom	100% PDGS (UK One) Limited
PGDS (US One) LLC	Delaware	100% Jackson National Life Insurance Company
PGDS (US Two) LLC	Delaware	100% PGDS (US One) LLC
Piedmont CDO Trust	Delaware	100% Piedmont Funding LLC
Piedmont Funding LLC	Delaware	100% Jackson National Life Insurance Company
PPEM Pte. Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
PPM America, Inc.	Delaware	100% PPM Holdings, Inc.
PPM America Private Equity Fund LP	Delaware	54.775% Jackson National Life Insurance Company
PPM Capital (Holdings) Limited	United Kingdom	100% M&G Limited
PPM Finance, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC
PPM Ventures (Asia) Limited	Hong Kong	100% PPM Capital (Holdings) Limited
PPM Ventures Pty Limited	Australia	100% CIMPL Pty Limited
PPMC First Nominees Limited	United Kingdom	100% M&G Limited
PPS Five Limited	United Kingdom	100% Reeds Rains Prudential Limited
PPS Nine Limited	United Kingdom	100% Prudential Property Services Limited
PPS Twelve Limited	United Kingdom	100% Prudential Property Services Limited
PT Paja Indonesia	Indonesia	100% PT Prudential Life Assurance
PT Prudential Life Assurance	Indonesia	94.6% Prudential Corporation Holdings Limited
PVM Partnerships Limited	United Kingdom	100% The Prudential Assurance Company Limited
Pacus (UK) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Park Avenue (Singapore Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Park Avenue Investments (Guernsey) Limited	Guernsey	50% Prudential (Netherlands) BV
Pru Life Assurance Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Pru Life Insurance Corporation of UK	Philippines	100% Prudential Corporation Holdings Limited
Pru Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential (A1) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (AN) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential (B1) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B2) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B3) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B4) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (Gibraltar Five) Limited	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Four) Limited	Gibraltar	100% Prudential (US Holdco 1) Limited
Prudential (Gibraltar Three)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Two) S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Limited
Prudential (Gibraltar) Limited	Gibraltar	100% Prudential Australia One Limited
Prudential (LPH One) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (LPH Two) Limited	Gibraltar	100% Prudential (LPH One) Limited
Prudential (Namibia) Unit Trusts Limited	Namibia	93% Prudential Portfolio Managers (Namibia) (Pty) Limited
Prudential (Netherlands One) Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential (Netherlands) BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential (TC) Limited	Guernsey	100% Prudential (Netherlands) BV
Prudential (US Holdco 1) BV	Netherlands	100% Prudential (US Holdco 1) Limited
Prudential (US Holdco 1) Limited	United Kingdom	76.72% Brooke LLC 23.28% Prudential Four Limited
Prudential (US Holdco 2) BV	Netherlands	100% Prudential (US Holdco 1) BV
Prudential (US Holdco 2) Limited	Gibraltar	100% Holborn Delaware LLC
Prudential (US Holdco 3) BV	Netherlands	100% Prudential (US Holdco 2) BV
Prudential – AA Office Joint Venture Company	Vietnam	70% Prudential Vietnam Assurance Private Limited
Prudential / M&G UKCF GP Limited	United Kingdom	100% M&G Limited
Prudential Al-Wara’ Asset Management Berhad	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Annuities Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Asset Management (Hong Kong) Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Asset Management (Singapore) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Asset Management Limited	United Arab Emirates	100% Prudential Corporation Holdings Limited
Prudential Assurance Company Singapore (Pte) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Assurance Malaysia Bhd	Malaysia	100% Sri Han Suria Sdn Berhad
Prudential Assurance Singapore (Property Services) Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Atlantic Reinsurance Company Limited	Ireland	100% Prudential Corporation Holdings Limited
Prudential Australia Holdings (UK) Limited	United Kingdom	100% Prudential (Netherlands) BV
Prudential Australia Holdings (UK) Two Limited	United Kingdom	100% Prudential Australia Holdings (UK) Limited
Prudential Australia One Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential BSN Takaful Berhad	Malaysia	49% Prudential Corporation Holdings Limited
Prudential Capital (Singapore) Pte. Ltd. Prudential Tower	Singapore	100% Prudential Capital Holding Company Ltd.
Prudential Capital Holding Company Limited	United Kingdom	100% Prudential plc
Prudential Capital PLC	United Kingdom	100% Prudential Capital Holding Company Limited
Prudential Corporate Pensions Trustee Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Corporation Asia Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Corporation Australasia Holdings Pty Limited	Australia	100% Prudential Group Holdings Limited
Prudential plc	United Kingdom	Publicly Traded
Prudential Corporation Holdings Limited	United Kingdom	100% Prudential Holdings Limited
Prudential Corporation Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Distribution Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Europe Assurance Holdings plc	Scotland	100% MM&S (2375) Limited
Prudential Finance BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential Financial Services Limited	United Kingdom	100% Prudential plc
Prudential Five Limited	United Kingdom	100% Prudential plc
Prudential Four Limited	United Kingdom	97.62% Prudential Corporation Holdings Limited 2.38% Prudential plc
Prudential Fund Management Berhad	Malaysia	100% Nova Sepadu Sdn Bhd
Prudential Fund Management Services Private Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential GP Limited	Scotland	100% M&G Limited
Prudential General Insurance Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential Group Holdings Limited	United Kingdom	100% Prudential plc
Prudential Group Pensions Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Group Secretarial Services Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Health Holdings Limited	United Kingdom	25% The Prudential Assurance Company Limited
Prudential Health Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Holborn Life Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Holdings Limited	Scotland	100% Prudential plc
Prudential Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential IP Services Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential International Assurance plc	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential International Management Services Limited	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential Investments (UK) Limited	United Kingdom	100% Prudential Capital Holding Company
Prudential Jersey (No 2) Limited	Jersey	100% Prudential Corporation Holdings Limited
Prudential Jersey Limited	Jersey	100% Prudential Corporation Holdings Limited
Prudential Lalondes Limited	United Kingdom	100% Prudential Property Services Limited
Prudential Life Assurance (Thailand) Public Company Limited	Thailand	42.59% North Sathorn Holdings Company Limited 32.11% Staple Limited 24.82% Prudential Corporation Holdings Limited 0.48% Others
Prudential Lifetime Mortgages Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Logistics Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential Pensions Administration Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Pensions Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Personal Equity Plans Limited	United Kingdom	100% M&G Limited
Prudential Phoebus Lux S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Limited
Prudential Portfolio Managers (Namibia) (Pty) Limited	Namibia	75% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers (South Africa) (Pty) Limited	South Africa	75% M&G Limited
Prudential Portfolio Managers (South Africa) Life Limited	South Africa	99.4% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers Unit Trusts Limited	South Africa	94% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Process Management Services India Private Limited	India	99.97% Prudential Corporation Holdings Limited 0.03% Prudential UK Services Limited
Prudential Properties Trusty Pty Limited	Australia	100% The Prudential Assurance Company Limited
Prudential Property Investment Management (Singapore) Pte Limited	Singapore	50% Prudential Singapore Holdings Pte Limited 50% PruPIM Ltd
Prudential Property Investment Managers Limited	United Kingdom	100% M&G Limited
Prudential Property Services (Bristol) Limited	United Kingdom	100% Prudential Property Services Limited
Prudential Property Services Limited	United Kingdom	100% Prudential plc
Prudential Protect Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Pte Ltd	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Quest Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Retirement Income Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Securities Limited	United Kingdom	50% Prudential (B1) Limited 50% Prudential (B2) Limited
Prudential Services Asia Sdn Bhd	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Services Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential Services Singapore Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Singapore Holdings Pte Limited	Singapore	100% Prudential Corporation Holdings Limited
Prudential Staff Pensions Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Trustee Company Limited	United Kingdom	100% M&G Limited
Prudential UK Services Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Unit Trusts Limited	United Kingdom	100% M&G Limited
Prudential Vietnam Assurance Private Limited	Vietnam	100% Prudential Corporation Holdings Limited
Prudential Vietnam Finance Company Limited	Vietnam	100% Prudential Holborn Life Limited
Prudential Vietnam Fund Management Private Limited Company	Vietnam	100% Prudential Vietnam Assurance Private Limited
Prulink Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prutec Limited	United Kingdom	100% The Prudential Assurance Company Limited
Quinner AG	Germany	100% Prudential Corporation Holdings Limited
Reeds Rain Prudential Limited	United Kingdom	100% Prudential Property Services Limited
Securities Lending Cash Collateral Fund LLC	Delaware	100% Jackson Funds
Securities Lending Liquidating Fund LLC	Delaware	100% Jackson Funds
SII Insurance Agency, Inc.	Massachusetts	100% SII Investments, Inc.
SII Insurance Agency, Inc.	Wisconsin	100% SII Investments, Inc.
SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.
SII Ohio Insurance Agency, Inc.	Ohio	100% SII Investments, Inc.
Scottish Amicable Finance plc	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable ISA Managers Limited	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable Life Assurance Society	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable Life Limited	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable PEP and ISA Nominees Limited	Scotland	100% Scottish Amicable Life Assurance Society
Snushalls Team Limited	United Kingdom	100% Prudential Property Services Limited
Squire Reassurance Company LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital I LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital II LLC	Michigan	100% Jackson National Life Insurance Company
Sri Han Suria Sdn Berhad	Malaysia	51% Prudential Corporation Holdings Limited
Stableview Limited	United Kingdom	100% M&G Limited
Staple Limited	Thailand	100% Prudential Corporation Holdings Limited
Staple Nominees Limited	United Kingdom	100% Prudential Personal Equity Plans Limited
The First British Fixed Trust Company Limited	United Kingdom	100% M&G Limited
The Forum, Solent, Management Company Limited	United Kingdom	100% The Prudential Assurance Company Limited
The Prudential Assurance Company Limited	United Kingdom	100% Prudential plc
True Prospect Limited	British Virgin Islands	100% Prudential Corporation Holdings Limited
Wharfedale Acquisitions Limited	United Kingdom	100% Wharfedale Acquisitions Subholdings Limited
Wharfedale Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Wharfedale Acquisitions Subholdings Limited	United Kingdom	100% Wharfedale Acquisitions Holdings Limited
Yeslink Interco Limited	United Kingdom	100% Prudential Group Holdings Limited
Zelda Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Zelda Acquisitions Limited	United Kingdom	100% Zelda Acquisitions Holdings Limited

Item 27. Number of Contract Owners as of February 28, 2011

Qualified – 15,616

Non-qualified – 8,607

Item 28.         Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be  indemnified  by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate  jurisdiction  the question  whether  such  indemnification  by  it is  against  public  policy  as expressed  in the Act and will be  governed  by the final  adjudication  of such issue.

Item 29.         Principal Underwriter

(a)     Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson  National Life  Distributors LLC also acts as general  distributor  for the Jackson  National  Separate Account - I, the Jackson  National  Separate  Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

(b)    Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas J. Meyer	Manager and Secretary
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Michelle L. Carroll	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer and FinOP
7601 Technology Way
Denver, CO 80237

Christopher Cord	Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe	Vice President and General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever	Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler	Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brook Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Scott Romine	Executive Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury	Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon Smith	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President and Controller
7601 Technology Way
Denver, CO 80237

Daniel W. Thomas	Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend	Executive Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Matt Witulski	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott	Assistant Vice President
7601 Technology Way
Denver, CO 80237

    (c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30.        Location of Accounts and Records

         Jackson National Life Insurance Company
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         Institutional Marketing Group Service Center
         1 Corporate Way
         Lansing, Michigan 48951

         Jackson National Life Insurance Company
         7601 Technology Way
         Denver, Colorado 80237

         Jackson National Life Insurance Company
         225 West Wacker Drive, Suite 1200
         Chicago, IL  60606

Item. 31.        Management Services

         Not Applicable.

Item. 32.        Undertakings and Representations

a)
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance  (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 27th day of April, 2011.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*
/s/ Thomas J. Meyer	April 27, 2011
Michael A. Wells, President and
Chief Executive Officer

*
/s/ Thomas J. Meyer	April 27, 2011
James R. Sopha, Chief Operating Officer

*
/s/ Thomas J. Meyer	April 27, 2011
Clifford J. Jack, Executive Vice President,
Chief Distribution Officer and Director

*
/s/ Thomas J. Meyer	April 27, 2011
P. Chad Myers, Executive Vice President, and Chief Financial Officer

*
/s/ Thomas J. Meyer	April 27, 2011
Herbert G. May III, Chief Administrative Officer and Director
*
/s/ Thomas J. Meyer	April 27, 2011
Joseph M. Clark, Senior Vice President, Chief Information Officer and Director

*
/s/ Thomas J. Meyer	April 27, 2011
Thomas J. Meyer, Senior Vice President, General Counsel, Secretary and Director

*
/s/ Thomas J. Meyer	April 27, 2011
Laura L. Prieskorn, Senior Vice President and Director
*
/s/ Thomas J. Meyer	April 27, 2011
John H. Brown, Vice President and Director

*
/s/ Thomas J. Meyer	April 27, 2011
Michael A. Costello, Vice President and Director

*
/s/ Thomas J. Meyer	April 27, 2011
Julia A. Goatley, Vice President,
Assistant Secretary and Director
*
/s/ Thomas J. Meyer	April 27, 2011
Donald B. Henderson, Jr., Director
*
/s/ Thomas J. Meyer	April 27, 2011
David L. Porteous, Director

*
/s/ Thomas J. Meyer	April 27, 2011
Donald T. DeCarlo, Director
*
/s/ Thomas J. Meyer	April 27, 2011
Gary H. Torgow, Director

*
/s/ Thomas J. Meyer	April 27, 2011
John C. Colpean, Director

* Thomas J. Meyer, Senior Vice President,
General Counsel, Secretary and Attorney-in-Fact
pursuant to Power of Attorney effective
April 7, 2011

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323 and 333-172873), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 7th day of April, 2011.

MICHAEL A. WELLS
______________________________________________
Michael A. Wells
President and Chief Executive Officer

JAMES R. SOPHA
______________________________________________
James R. Sopha
Chief Operating Officer

CLIFFORD J. JACK
______________________________________________
Clifford J. Jack
Executive Vice President, Chief Distribution Officer
and Director

P. CHAD MYERS
______________________________________________
P. Chad Myers
Executive Vice President and Chief Financial Officer

HERBERT G. MAY III
______________________________________________
Herbert G. May III
Chief Administrative Officer and Director

JOSEPH M. CLARK
______________________________________________
Joseph M. Clark
Senior Vice President, Chief Information Officer and Director

THOMAS J. MEYER
______________________________________________
Thomas J. Meyer
Senior Vice President, General Counsel, Secretary and Director

LAURA L. PRIESKORN
_____________________________________________
Laura L. Prieskorn
Senior Vice President and Director

JOHN H. BROWN
______________________________________________
John H. Brown
Vice President and Director

MICHAEL A. COSTELLO
______________________________________________
Michael A. Costello
Vice President and Director JULIA A. GOATLEY
______________________________________________
Julia A. Goatley
Vice President, Assistant Secretary and Director

DONALD B. HENDERSON, JR.
______________________________________________
Donald B. Henderson, Jr.
Director

DAVID L. PORTEOUS
______________________________________________
David L. Porteous
Director

DONALD T. DECARLO
____________________________________________
Donald T. DeCarlo
Director

GARY H. TORGOW
______________________________________________
Gary H. Torgow
Director

JOHN C. COLPEAN
______________________________________________
John C. Colpean
Director

EXHIBIT LIST

Exhibit No.  Description

5.

q.	Form of the Perspective II Variable and Fixed Annuity Application (NV620 05/11), attached hereto as EX-5q.

r.	Form of the Variable and Fixed Annuity Application (NV3573 05/11), attached hereto as EX-5r.

7.

q.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective January 1, 2003 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011, attached hereto as EX-7q.

r.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011, attached hereto as EX-7r.

9.	Opinion and Consent of Counsel, attached as EX-9.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.

Due to size constraints, this filing is being made in 4 related submissions. This submission is the fourth of the 4 related submissions. The accession numbers of the previous related submissions are as follows:

0001140361-11-023417
0001140361-11-023421
0001140361-11-023424